                           One Group Investment Trust
           ---------------------------------------------------------
                         Six months ended June 30, 2002






                                  Semi-Annual
                                     Report

Mid Cap Growth Portfolio             Equity Index Portfolio
Mid Cap Value Portfolio              Balanced Portfolio
Diversified Mid Cap Portfolio        Bond Portfolio
Large Cap Growth Portfolio           Government Bond Portfolio
Diversified Equity Portfolio

                                                 [ONE GROUP(R) Investments LOGO]

 NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE




     This material must be preceded or accompanied by a current prospectus

ONE GROUP INVESTMENT TRUST            Semi-Annual Report           June 30, 2002


                                       1
                                                                          Report

One Group Investment Trust
--------------------------------------------------------------------------------
Table of Contents

Schedules of Portfolio Investments .........................    2
Statements of Assets and Liabilities .......................   48
Statements of Operations ...................................   50
Statements of Changes in Net Assets ........................   52
Financial Highlights .......................................   56
Notes to Financial Statements ..............................   58

ONE GROUP INVESTMENT TRUST            Semi-Annual Report           June 30, 2002


                                       2
Report

One Group Investment Trust Mid Cap Growth Portfolio
--------------------------------------------------------------------------------

Schedule of Portfolio Investments
(Amounts in thousands)
(Unaudited)

 Shares          Security Description          Value
---------   ------------------------------  ------------
Common Stocks (96.9%):
Business Equipment & Services (11.8%):
  25,760    Acxiom Corp. (b) .............  $    450,542
  62,790    Affiliated Computer Services,
              Inc., Class A (b) ..........     2,981,269
  22,680    Catalina Marketing Corp.
              (b) ........................       640,030
  46,246    ChoicePoint, Inc. (b) ........     2,102,806
  15,150    CSG Systems International,
              Inc. (b) ...................       289,971
  44,770    DST Systems, Inc. (b) ........     2,046,437
  17,520    Education Management Corp.
              (b) ........................       713,590
   5,885    Fiserv, Inc. (b) .............       216,038
  27,120    Herman Miller, Inc. ..........       550,536
  19,920    Jack Henry & Assoc., Inc. ....       332,464
  40,530    Jacobs Engineering Group, Inc.
              (b) ........................     1,409,633
  43,510    Manpower, Inc. ...............     1,598,993
  32,350    Reynolds & Reynolds Co., Class
              A ..........................       904,183
  32,450    Sotheby's Holdings, Inc.,
              Class A (b) ................       462,413
 133,240    SunGard Data Systems, Inc.
              (b) ........................     3,528,194
  19,520    Viad Corp. ...................       507,520
  38,510    Weatherford International Ltd.
              (b) ........................     1,663,632
                                            ------------
                                              20,398,251
                                            ------------
Capital Goods (5.4%):
  18,110    Cooper Cameron Corp. (b) .....       876,886
  48,280    Diebold, Inc. ................     1,797,947
  19,960    Fastenal Co. .................       768,660
  43,900    Flowserve Corp. (b) ..........     1,308,220
  37,890    Hubbell, Inc., Class B .......     1,293,944
  16,800    SPX Corp. (b) ................     1,974,000
  24,140    Teleflex, Inc. ...............     1,379,601
                                            ------------
                                               9,399,258
                                            ------------
Consumer Durable (1.6%):
  37,510    Copart, Inc. (b) .............       608,787
  28,600    Gentex Corp. (b) .............       785,642
  46,720    Sonoco Products Co. ..........     1,323,111
                                            ------------
                                               2,717,540
                                            ------------
Consumer Non-Durable (5.2%):
  81,830    Dial Corp. ...................     1,638,237
  54,750    Energizer Holdings, Inc.
              (b) ........................     1,501,245
  60,120    Hormel Foods Corp. ...........     1,439,273
 109,730    McCormick & Co., Inc. ........     2,825,547
   6,520    Payless Shoesource, Inc.
              (b) ........................       375,878
  14,460    Timberland Co., Class A
              (b) ........................       517,957
  15,963    Tootsie Roll Industries ......       615,533
                                            ------------
                                               8,913,670
                                            ------------
Consumer Services (6.4%):
  16,690    Coach, Inc. (b) ..............       916,281

 Shares          Security Description          Value
---------   ------------------------------  ------------
Common Stocks, continued:
Consumer Services, continued:
  31,140    Dun & Bradstreet Corp. (b) ...  $  1,029,177
  25,560    Entercom Communications Corp.
              (b) ........................     1,173,204
  24,250    GTECH Holdings Corp. (b) .....       619,345
  28,845    Harte-Hanks, Inc. ............       592,765
  17,470    International Speedway Corp.,
              Class A ....................       700,547
  44,480    Reader's Digest Association,
              Inc., Class A ..............       833,110
  21,300    Scholastic Corp. (b) .........       807,270
  22,040    Valassis Communications, Inc.
              (b) ........................       804,460
   3,480    Washington Post Co. ..........     1,896,600
  50,700    Westwood One, Inc. (b) .......     1,694,394
                                            ------------
                                              11,067,153
                                            ------------
Energy (3.9%):
  38,710    DPL, Inc. ....................     1,023,880
  45,620    ENSCO International, Inc. ....     1,243,601
  21,200    Equitable Resources, Inc. ....       727,160
  36,420    Grant Prideco, Inc. (b) ......       495,312
  15,680    Murphy Oil Corp. .............     1,293,600
  26,240    Patterson-UTI Energy, Inc.
              (b) ........................       740,755
  16,600    Smith International, Inc.
              (b) ........................     1,131,954
                                            ------------
                                               6,656,262
                                            ------------
Financial Services (12.0%):
  26,690    Arthur J. Gallagher & Co. ....       924,809
  33,120    Certegy, Inc. (b) ............     1,229,083
  20,170    Commerce Bancorp, Inc. .......       891,514
  26,610    Eaton Vance Corp. ............       830,232
  18,830    Greater Bay Bancorp ..........       579,211
  47,990    GreenPoint Financial Corp. ...     2,356,309
  41,680    Investors Financial Services
              Corp. ......................     1,397,947
  33,710    Legg Mason, Inc. .............     1,663,251
  30,435    Neuberger Berman, Inc. .......     1,113,921
  25,540    New York Community Bancorp ...       692,134
  85,690    North Fork Bancorp, Inc. .....     3,411,319
  48,400    SEI Investments Co. ..........     1,363,428
  43,550    TCF Financial Corp. ..........     2,138,305
  25,610    Waddell & Reed Financial,
              Inc., Class A ..............       586,981
  12,880    Westamerica Bancorp ..........       509,533
   7,640    Willis Group Holdings Ltd.
              (b) ........................       251,432
  22,870    Wilmington Trust Corp. .......       697,535
                                            ------------
                                              20,636,944
                                            ------------
Health Care (20.6%):
  12,620    Anthem, Inc. (b) .............       851,598
  45,650    Apogent Technologies, Inc.
              (b) ........................       939,021
  15,910    Barr Laboratories, Inc.
              (b) ........................     1,010,762
  35,690    Beckman Coulter, Inc. ........     1,780,931

Continued

One Group Investment Trust Mid Cap Growth Portfolio
--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued
(Amounts in thousands)
(Unaudited)

ONE GROUP INVESTMENT TRUST            Semi-Annual Report           June 30, 2002


                                       3
                                                                          Report

 Shares          Security Description          Value
---------   ------------------------------  ------------
Common Stocks, continued:
Health Care, continued:
  18,400    Covance, Inc. (b) ............  $    345,000
  50,750    Cytyc Corp. (b) ..............       386,715
  42,560    Dentsply International,
              Inc. .......................     1,570,890
  25,070    Edwards Lifesciences Corp.
              (b) ........................       581,624
  33,220    Express Scripts, Inc., Class A
              (b) ........................     1,664,654
  26,230    First Health Group Corp.
              (b) ........................       735,489
  93,230    Gilead Sciences, Inc. (b) ....     3,065,402
  41,290    Health Net, Inc. (b) .........     1,105,333
   7,860    Henry Schein, Inc. (b) .......       349,770
  12,560    Hillenbrand Industries,
              Inc. .......................       705,244
  63,300    IDEC Pharmaceuticals Corp.
              (b) ........................     2,243,985
  69,727    IVAX Corp. (b) ...............       753,052
  14,620    King Pharmaceuticals, Inc.
              (b) ........................       325,295
  16,580    LifePoint Hospitals, Inc.
              (b) ........................       602,020
  60,000    Lincare Holdings, Inc. (b) ...     1,938,000
  18,660    MedImmune, Inc. (b) ..........       492,624
  52,900    Mylan Laboratories, Inc. .....     1,658,415
  37,310    Oxford Health Plans, Inc.
              (b) ........................     1,733,423
  23,300    Patterson Dental Co. (b) .....     1,172,689
  39,310    Quest Diagnostics, Inc.
              (b) ........................     3,382,625
  29,560    Steris Corp. (b) .............       564,892
  14,100    Trigon Healthcare, Inc.
              (b) ........................     1,418,178
  46,560    Universal Health Services,
              Inc., Class B (b) ..........     2,281,440
  28,060    Varian Medical Systems, Inc.
              (b) ........................     1,137,833
  31,760    Vertex Pharmaceuticals, Inc.
              (b) ........................       517,053
  22,610    VISX, Inc. (b) ...............       246,449
                                            ------------
                                              35,560,406
                                            ------------
Raw Materials (1.6%):
  11,600    Cabot Microelectronics Corp.
              (b) ........................       500,656
  15,640    Ferro Corp. ..................       471,546
  21,300    Lyondell Chemical Co. ........       321,630
  52,780    Solutia, Inc. ................       370,516
  25,280    Valspar Corp. ................     1,141,139
                                            ------------
                                               2,805,487
                                            ------------
Retail (9.7%):
  25,490    99 Cents Only Stores (b) .....       653,819
  37,380    Abercrombie & Fitch Co., Class
              A (b) ......................       901,606
  26,490    American Eagle Outfitters,
              Inc. (b) ...................       559,999
  13,300    Barnes & Noble, Inc. (b) .....       351,519
  10,680    Bed Bath & Beyond, Inc.
              (b) ........................       403,063
  39,930    BJ's Wholesale Club, Inc.
              (b) ........................     1,537,305
  74,935    Brinker International, Inc.
              (b) ........................     2,379,185

 Shares          Security Description          Value
---------   ------------------------------  ------------
Common Stocks, continued:
Retail, continued:
  32,730    CDW Computer Centers, Inc.
              (b) ........................  $  1,532,091
  11,130    Cheesecake Factory, Inc.
              (b) ........................       394,892
  42,450    Dollar Tree Stores, Inc.
              (b) ........................     1,672,954
  20,190    Michael's Stores, Inc. (b) ...       787,410
  23,880    Outback Steakhouse, Inc.
              (b) ........................       838,188
  33,240    Papa John's International,
              Inc. (b) ...................     1,109,884
  29,650    Ross Stores, Inc. ............     1,208,238
  21,490    Whole Foods Market, Inc.
              (b) ........................     1,036,248
  43,270    Williams-Sonoma, Inc. (b) ....     1,326,658
                                            ------------
                                              16,693,059
                                            ------------
Technology (16.7%):
  18,620    Activision, Inc. (b) .........       541,097
 128,820    Cadence Design Systems, Inc.
              (b) ........................     2,076,578
  59,940    Ceridian Corp. (b) ...........     1,137,661
  50,810    Cypress Semiconductor Corp.
              (b) ........................       771,296
  29,000    DeVry, Inc. (b) ..............       662,360
  65,320    Electronic Arts, Inc. (b) ....     4,314,385
  48,370    Fairchild Semiconductor Corp.
              (b) ........................     1,175,391
  21,040    FMC Technologies, Inc. (b) ...       436,790
  19,780    Gartner, Inc., Class A (b) ...       199,778
  22,700    Integrated Device Technology,
              Inc. (b) ...................       411,778
  21,710    International Rectifier Corp.
              (b) ........................       632,847
  24,870    Intersil Corp., Class A
              (b) ........................       531,721
  19,295    Investment Technology Group
              (b) ........................       630,947
  42,100    L-3 Communications Holdings,
              Inc. (b) ...................     2,273,400
  53,590    Lam Research Corp. (b) .......       963,548
  23,520    LTX Corp. (b) ................       335,866
  40,890    Macromedia, Inc. (b) .........       362,694
  48,650    Micrel, Inc. (b) .............       699,587
 100,005    Microchip Technology, Inc.
              (b) ........................     2,743,137
  37,370    National Instruments Corp.
              (b) ........................     1,216,767
  55,010    Networks Associates, Inc.
              (b) ........................     1,060,043
  19,000    Plantronics, Inc. (b) ........       361,190
  20,330    Retek, Inc. (b) ..............       494,019
  65,190    RF Micro Devices, Inc. (b) ...       496,748
  39,560    Semtech Corp. (b) ............     1,056,252
  50,780    Symantec Corp. (b) ...........     1,668,123
  27,280    Synopsys, Inc. (b) ...........     1,495,217
                                            ------------
                                              28,749,220
                                            ------------
Transportation (2.0%):
  42,760    C.H. Robinson Worldwide,
              Inc. .......................     1,433,743

Continued

One Group Investment Trust Mid Cap Growth Portfolio
--------------------------------------------------------------------------------

Schedule of Portfolio Investments, continued
(Amounts in thousands)
(Unaudited)

ONE GROUP INVESTMENT TRUST            Semi-Annual Report           June 30, 2002


                                       4
Report

 Shares          Security Description          Value
---------   ------------------------------  ------------
Common Stocks, continued:
Transportation, continued:
  62,640    Expeditors International of
              Washington, Inc. ...........  $  2,077,142
                                            ------------
                                               3,510,885
                                            ------------
  Total Common Stocks                        167,108,135
                                            ------------
Investment Companies (3.0%):
5,252,399   One Group Prime Money Market,
              Class I ....................     5,252,399
                                            ------------
  Total Investment Companies                   5,252,399
                                            ------------
Total (Cost $177,968,817)(a)                $172,360,534
                                            ============

------------
Percentages indicated are based on net assets of $172,468,333.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows:

                   Unrealized appreciation .....................  $ 15,883,574
                   Unrealized depreciation .....................   (21,491,857)
                                                                  ------------
                   Net unrealized appreciation (depreciation)...  $ (5,608,283)
                                                                  ============

Aggregate cost for federal income tax purposes is substantially the same.

(b) Non-income producing securities.

See notes to financial statements.

ONE GROUP INVESTMENT TRUST            Semi-Annual Report           June 30, 2002


                                       5
                                                                          Report

One Group Investment Trust Mid Cap Value Portfolio
--------------------------------------------------------------------------------
Schedule of Portfolio Investments
(Amounts in thousands)
(Unaudited)

 Shares          Security Description            Value
---------   -------------------------------  -------------
Common Stocks (97.6%):
Business Equipment & Services (1.4%):
 11,100     Checkfree Corp. (b) ...........  $     173,604
 20,100     KEMET Corp. (b) ...............        358,986
 20,700     McData Corp., Class A (b) .....        182,367
  6,400     Reynolds & Reynolds Co., Class
              A ...........................        178,880
  7,400     Weatherford International Ltd.
              (b) .........................        319,680
                                             -------------
                                                 1,213,517
                                             -------------
Capital Goods (3.2%):
 15,700     AGCO Corp. ....................        306,150
  6,400     Cooper Cameron Corp. (b) ......        309,888
  5,900     Diebold, Inc. .................        219,716
  7,200     Flowserve Corp. (b) ...........        214,560
  8,500     Granite Construction, Inc. ....        215,050
 13,300     HON Industries, Inc. ..........        362,026
  4,900     Martin Marietta Materials,
              Inc. ........................        191,100
  4,700     Precision Castparts Corp. .....        155,100
 17,300     Trinity Industries, Inc. ......        358,456
 14,200     York International Corp. ......        479,818
                                             -------------
                                                 2,811,864
                                             -------------
Consumer Durable (4.9%):
 23,500     Arvinmeritor, Inc. ............        564,000
  5,700     Borg Warner, Inc. .............        329,232
  4,700     Carlisle Cos., Inc. ...........        211,406
  3,300     ITT Industries, Inc. ..........        232,980
 21,700     Lear Corp. (b) ................      1,003,625
  6,500     Modine Manufacturing Co. ......        159,770
 14,600     Mohawk Industries, Inc. (b) ...        898,338
 36,100     Republic Services, Inc. (b) ...        688,427
  5,400     Superior Industries
              International, Inc. .........        249,750
                                             -------------
                                                 4,337,528
                                             -------------
Consumer Non-Durable (9.2%):
 26,900     Constellation Brands, Inc.
              (b) .........................        860,800
 19,000     Dean Foods Co. (b) ............        708,700
 24,500     Dole Food Co., Inc. ...........        706,825
 18,800     Lennar Corp. ..................      1,150,560
  9,700     Loews Corp. -- Carolina
              Group .......................        262,385
 20,400     Packaging Corporation of
              America (b) .................        405,756
  4,400     Payless Shoesource, Inc.
              (b) .........................        253,660
 58,400     PepsiAmericas, Inc. ...........        872,496
 23,200     RJ Reynolds Tobacco Holdings,
              Inc. ........................      1,247,000
107,400     Tyson Foods, Inc., Class A ....      1,665,774
                                             -------------
                                                 8,133,956
                                             -------------
Consumer Services (4.8%):
 27,900     Belo Corp., Class A ...........        630,819
 15,500     Emmis Communications Corp.
              (b) .........................        328,445
 19,500     Extended Stay America, Inc.
              (b) .........................        316,290
 23,900     Hispanic Broadcasting Corp.
              (b) .........................        623,790
  9,100     Lee Enterprises, Inc. .........        318,500

 Shares          Security Description            Value
---------   -------------------------------  -------------
Common Stocks, continued:
Consumer Services, continued:
 11,800     Mandalay Resort Group (b) .....  $     325,326
  7,400     Media General, Inc. ...........        444,000
 75,400     Park Place Entertainment Corp.
              (b) .........................        772,850
 13,200     Six Flags, Inc. (b) ...........        190,740
 15,200     Sylvan Learning Systems, Inc.
              (b) .........................        303,088
                                             -------------
                                                 4,253,848
                                             -------------
Energy (8.3%):
 12,400     ENSCO International, Inc. .....        338,024
  9,000     Forest Oil Corp. (b) ..........        255,870
 24,600     Grant Prideco, Inc. (b) .......        334,560
 18,900     Great Plains Energy, Inc. .....        384,615
 10,400     Helmerich & Payne, Inc. .......        371,488
 35,600     Mirant Corp. (b) ..............        259,880
  3,700     Murphy Oil Corp. ..............        305,250
 40,800     Ocean Energy, Inc. ............        884,136
 11,900     Patterson-UTI Energy, Inc.
              (b) .........................        335,937
 32,800     Pennzoil-Quaker State Co. .....        706,184
 39,200     Pioneer Natural Resources Co.
              (b) .........................      1,021,160
 25,400     Pride International, Inc.
              (b) .........................        397,764
  5,000     Smith International, Inc.
              (b) .........................        340,950
 12,100     Tidewater, Inc. ...............        398,332
 16,100     Valero Energy Corp. ...........        602,462
 19,900     Varco International, Inc.
              (b) .........................        349,046
                                             -------------
                                                 7,285,658
                                             -------------
Financial Services (26.2%):
 21,400     A.G. Edwards, Inc. ............        831,818
 13,200     Allmerica Financial Corp. .....        609,840
 22,700     AmeriCredit Corp. (b) .........        636,735
 12,300     AmerUs Group Co. ..............        456,330
 25,500     Astoria Financial Corp. .......        817,275
 17,800     Bank of Hawaii Corp. ..........        498,400
 20,400     Banknorth Group, Inc. .........        530,808
 12,200     City National Corp. ...........        655,750
 24,100     Compass Bancshares, Inc. ......        809,760
  6,100     Countrywide Credit Industries,
              Inc. ........................        294,325
 10,800     Cullen/Frost Bankers, Inc. ....        388,260
  6,600     Delphi Financial Group, Class A
              (b) .........................        286,110
 87,800     E*Trade Group, Inc. (b) .......        479,388
 14,200     Everest Re Group Ltd. .........        794,490
 19,800     Fidelity National Financial,
              Inc. ........................        625,680
 17,700     FirstMerit Corp. ..............        488,166
 13,700     GATX Corp. ....................        412,370
 25,700     Golden State Bancorp ..........        931,625
  6,000     GreenPoint Financial Corp. ....        294,600
 13,400     HCC Insurance Holdings,
              Inc. ........................        353,090
  8,100     Horace Mann Educators Corp. ...        151,227
 17,400     IndyMac Bancorp, Inc. (b) .....        394,632
 12,200     KeyCorp .......................        333,060

Continued

One Group Investment Trust Mid Cap Value Portfolio
--------------------------------------------------------------------------------

Schedule of Portfolio Investments, continued
(Amounts in thousands)
(Unaudited)

ONE GROUP INVESTMENT TRUST            Semi-Annual Report           June 30, 2002


                                       6
Report

 Shares          Security Description            Value
---------   -------------------------------  -------------
Common Stocks, continued:
Financial Services, continued:
 14,300     LaBranche & Co., Inc. (b) .....  $     327,470
 23,500     M & T Bank Corp. ..............      2,015,359
 18,100     Mercantile Bankshares Corp. ...        742,643
 10,000     Metris Cos., Inc. .............         83,100
 53,100     National Commerce Financial
              Co. .........................      1,396,530
  8,400     Ohio Casualty Corp. (b) .......        175,560
 25,800     Old Republic International
              Corp. .......................        812,700
 24,600     PMI Group, Inc. ...............        939,720
 15,000     Provident Financial Group,
              Inc. ........................        435,150
 20,900     Radian Group, Inc. ............      1,020,965
  9,300     Silicon Valley Bankshares
              (b) .........................        245,148
 52,000     Sovereign Bancorp, Inc. .......        777,400
 11,700     StanCorp Financial Group,
              Inc. ........................        649,350
  5,600     The MONY Group, Inc. ..........        190,456
 10,050     Union Planters Corp. ..........        325,319
  4,300     W.R. Berkley Corp. ............        236,500
 12,100     Webster Financial Corp. .......        462,704
  5,200     Zions Bancorp .................        270,920
                                             -------------
                                                23,180,733
                                             -------------
Health Care (3.8%):
 24,900     AdvancePCS (b) ................        596,106
 17,600     ICN Pharmaceuticals, Inc. .....        426,096
 59,800     Millennium Pharmaceuticals,
              Inc. (b) ....................        726,570
 14,900     Omnicare, Inc. ................        391,274
  5,500     PacifiCare Health Systems, Inc.
              (b) .........................        149,600
 30,600     Protein Design Labs, Inc.
              (b) .........................        332,316
 16,400     Triad Hospitals, Inc. (b) .....        695,032
                                             -------------
                                                 3,316,994
                                             -------------
Raw Materials (7.0%):
 23,400     AK Steel Holding Corp. ........        299,754
 16,700     Bowater, Inc. .................        907,979
 21,000     Cabot Corp. ...................        601,650
  2,600     Cabot Microelectronics Corp.
              (b) .........................        112,216
 56,100     Crompton Corp. ................        715,275
 10,400     Ferro Corp. ...................        313,560
  3,800     Harsco Corp. ..................        142,500
 22,400     Lubrizol Corp. ................        750,400
  6,000     OM Group, Inc. ................        372,000
  6,800     PPG Industries, Inc. ..........        420,920
  7,800     Rayonier, Inc. ................        383,214
 38,000     Solutia, Inc. .................        266,760
  8,800     Temple-Inland, Inc. ...........        509,168
  7,600     Valspar Corp. .................        343,064
                                             -------------
                                                 6,138,460
                                             -------------
Real Estate Investment Trust (1.1%):
 12,500     Hospitality Properties
              Trust .......................        456,250
 23,900     New Plan Excel Realty Trust ...        497,837
                                             -------------
                                                   954,087
                                             -------------

 Shares          Security Description            Value
---------   -------------------------------  -------------
Common Stocks, continued:
Retail (2.6%):
 13,200     Barnes & Noble, Inc. (b) ......  $     348,876
 10,700     Bed Bath & Beyond, Inc. (b) ...        403,818
 16,200     Borders Group, Inc. (b) .......        298,080
 12,200     Furniture Brands International,
              Inc. (b) ....................        369,050
  8,000     Longs Drug Stores, Inc. .......        226,320
  9,100     Neiman-Marcus Group, Inc.,
              Class A (b) .................        315,770
 26,600     Saks, Inc. (b) ................        341,544
                                             -------------
                                                 2,303,458
                                             -------------
Shelter (2.6%):
 44,700     Clayton Homes, Inc. ...........        706,260
 33,000     D.R. Horton, Inc. .............        858,990
 15,200     Pentair, Inc. .................        730,816
                                             -------------
                                                 2,296,066
                                             -------------
Technology (9.4%):
100,400     3Com Corp. (b) ................        441,760
 15,300     Adtran, Inc. (b) ..............        290,685
 24,700     Advanced Fibre Communication,
              Inc. (b) ....................        408,538
 30,700     Arrow Electronics, Inc. (b) ...        637,025
100,000     Ascential Software Corp.
              (b) .........................        279,000
105,000     Atmel Corp. (b) ...............        657,300
 31,800     Avnet, Inc. ...................        699,282
 10,600     Avocent Corp. (b) .............        168,752
 16,600     Credence Systems Corp. (b) ....        294,982
 18,700     Harris Corp. ..................        677,688
 15,800     Integrated Device Technology,
              Inc. (b) ....................        286,612
 10,400     Keane, Inc. (b) ...............        128,960
 25,300     Lattice Semiconductor Corp.
              (b) .........................        221,122
 52,300     Legato Systems, Inc. (b) ......        188,280
 19,400     Quantum Corp.-DLT & Storage
              (b) .........................         81,480
 15,300     SanDisk Corp. (b) .............        189,720
 32,100     Storage Technology Corp.
              (b) .........................        512,637
 36,800     Sybase, Inc. (b) ..............        388,240
 11,800     Tech Data Corp. (b) ...........        446,630
 27,600     Titan Corp. (b) ...............        504,804
 19,900     TriQuint Semiconductor, Inc.
              (b) .........................        127,559
 30,600     Vishay Intertechnology, Inc.
              (b) .........................        673,200
                                             -------------
                                                 8,304,256
                                             -------------
Transportation (2.0%):
 14,600     Alaska Air Group, Inc. (b) ....        381,060
  8,700     Alexander & Baldwin, Inc. .....        222,111
  9,900     CNF, Inc. .....................        376,002

Continued

One Group Investment Trust Mid Cap Value Portfolio
--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued
(Amounts in thousands)
(Unaudited)

ONE GROUP INVESTMENT TRUST            Semi-Annual Report           June 30, 2002


                                       7
                                                                          Report

 Shares          Security Description            Value
---------   -------------------------------  -------------
Common Stocks, continued:
Transportation, continued:
 11,500     J.B. Hunt Transport Services,
              Inc. (b) ....................  $     339,480
 12,500     Southwest Airlines Co. ........        202,000
 11,500     Werner Enterprises, Inc. ......        245,065
                                             -------------
                                                 1,765,718
                                             -------------
Utilities (11.1%):
  8,200     Alliant Energy Corp. ..........        210,740
 26,800     American Water Works Co.,
              Inc. ........................      1,158,028
 43,900     Aquila, Inc. ..................        351,200
 40,300     Calpine Corp. (b) .............        283,309
  5,700     CenturyTel, Inc. ..............        168,150
 27,700     Conectiv ......................        714,937
 12,500     DQE, Inc. .....................        175,000
  6,400     DTE Energy Co. ................        285,696
 27,400     Energy East Corp. .............        619,240
  8,500     IDACORP, Inc. .................        235,450
  7,400     National Fuel Gas Co. .........        166,574
 32,100     Northeast Utilities ...........        603,801
 17,300     NSTAR .........................        774,694
  5,900     PNM Resources, Inc. ...........        142,780

 Shares          Security Description            Value
---------   -------------------------------  -------------
Common Stocks, continued:
Utilities, continued:
 36,700     Potomac Electric Power Co. ....  $     788,316
 18,400     Puget Energy, Inc. ............        379,960
  8,100     Questar Corp. .................        200,070
 19,300     Scana Corp. ...................        595,791
  8,900     Telephone & Data Systems,
              Inc. ........................        538,895
 18,200     Vectren Corp. .................        456,820
 39,300     Wisconsin Energy Corp. ........        993,111
                                             -------------
                                                 9,842,562
                                             -------------
  Total Common Stocks                           86,138,705
                                             -------------
Warrants (0.0%):
Financial Services (0.0%):
 22,300     Dime Bancorp, Inc. (b) ........          2,230
                                             -------------
  Total Warrants                                     2,230
                                             -------------
Investment Companies (2.6%):
2,279,222   One Group Prime Money Market,
              Class I .....................      2,279,222
                                             -------------
  Total Investment Companies                     2,279,222
                                             -------------
Total (Cost $85,384,563)(a)                  $  88,420,157
                                             =============

------------
Percentages indicated are based on net assets of $88,235,882.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows:

                   Unrealized appreciation.........................  $ 9,208,341
                   Unrealized depreciation.........................   (6,172,747)
                                                                     -----------
                   Net unrealized appreciation (depreciation)......  $ 3,035,594
                                                                     ===========

Aggregate cost for federal income tax purposes is substantially the same.

(b) Non-income producing securities.

See notes to financial statements.

ONE GROUP INVESTMENT TRUST            Semi-Annual Report           June 30, 2002


                                       8
Report

One Group Investment Trust Diversified Mid Cap Portfolio
--------------------------------------------------------------------------------

Schedule of Portfolio Investments
(Amounts in thousands)
(Unaudited)

 Shares          Security Description          Value
---------   ------------------------------  -----------
Common Stocks (96.5%):
Business Equipment & Services (10.2%):
  11,280    Affiliated Computer Services,
              Inc., Class A (b) ..........  $   535,574
  11,650    BJ Services Co. (b) ..........      394,702
  11,010    DST Systems, Inc. (b) ........      503,267
   6,450    Fiserv, Inc. (b) .............      236,780
  13,080    Jacobs Engineering Group, Inc.
              (b) ........................      454,922
  16,180    Manpower, Inc. ...............      594,615
  24,530    Office Depot, Inc. (b) .......      412,104
  17,890    Reynolds & Reynolds Co., Class
              A ..........................      500,026
  32,910    SunGard Data Systems, Inc.
              (b) ........................      871,456
  15,060    Weatherford International Ltd.
              (b) ........................      650,592
                                            -----------
                                              5,154,038
                                            -----------
Capital Goods (5.7%):
   3,550    American Standard Cos., Inc.
              (b) ........................      266,605
  10,770    Cooper Cameron Corp. (b) .....      521,483
   8,570    Crane Co. ....................      217,507
   8,760    Cummins, Inc. ................      289,956
  11,010    Diebold, Inc. ................      410,012
   4,660    SPX Corp. (b) ................      547,550
   7,080    Teleflex, Inc. ...............      404,622
   6,710    York International Corp. .....      226,731
                                            -----------
                                              2,884,466
                                            -----------
Consumer Durable (4.9%):
   6,270    Black & Decker Corp. .........      302,214
   7,010    Borg Warner, Inc. ............      404,898
  16,170    Dana Corp. ...................      299,630
  10,410    Lear Corp. (b) ...............      481,462
  12,340    Leggett & Platt, Inc. ........      288,756
   7,360    Mohawk Industries, Inc.
              (b) ........................      452,861
   8,070    Snap-On, Inc. ................      239,598
                                            -----------
                                              2,469,419
                                            -----------
Consumer Non-Durable (7.3%):
   8,600    AptarGroup, Inc. .............      264,450
  19,330    Dial Corp. ...................      386,987
  15,320    Dole Food Co., Inc. ..........      441,982
  25,500    McCormick & Co., Inc. ........      656,625
  38,950    PepsiAmericas, Inc. ..........      581,913
  10,980    RJ Reynolds Tobacco Holdings,
              Inc.                              590,175
  49,410    Tyson Foods, Inc., Class A ...      766,349
                                            -----------
                                              3,688,481
                                            -----------
Consumer Services (3.8%):
  11,130    Emmis Communications Corp.
              (b) ........................      235,845
   6,760    Entercom Communications Corp.
              (b) ........................      310,284
  13,880    Hispanic Broadcasting Corp.
              (b) ........................      362,268
  10,810    New York Times Co., Class
              A ..........................      556,714

 Shares          Security Description          Value
---------   ------------------------------  -----------
Common Stocks, continued:
Consumer Services, continued:
  21,990    Six Flags, Inc. (b) ..........  $   317,756
   3,950    Univision Communications, Inc.
              (b) ........................      124,030
                                            -----------
                                              1,906,897
                                            -----------
Energy (3.9%):
   5,610    Ashland Co., Inc. ............      227,205
  11,530    Equitable Resources, Inc. ....      395,479
   6,300    Murphy Oil Corp. .............      519,750
   6,160    Nabors Industries Ltd. (b) ...      216,524
   5,920    Noble Corp. (b) ..............      228,512
  14,280    Pioneer Natural Resources Co.
              (b) ........................      371,994
                                            -----------
                                              1,959,464
                                            -----------
Financial Services (17.9%):
  13,860    A.G. Edwards, Inc. ...........      538,738
   4,840    AMBAC Financial Group,
              Inc. .......................      325,248
  10,580    AmeriCredit Corp. (b) ........      296,769
  14,970    AmSouth Bancorp ..............      335,029
  10,359    Associated Banc-Corp. ........      390,638
  22,050    Banknorth Group, Inc. ........      573,741
   4,440    Bear Stearns Co., Inc. .......      271,728
   9,600    City National Corp. ..........      516,000
  22,800    Compass Bancshares, Inc. .....      766,079
   9,700    Everest Re Group Ltd. ........      542,715
   7,090    First Tennessee National
              Corp. ......................      271,547
  10,260    FirstMerit Corp. .............      282,971
  10,290    GreenPoint Financial Corp. ...      505,239
  14,600    Metris Cos., Inc. ............      121,326
  13,520    National Commerce Financial
              Co. ........................      355,576
   6,550    Nationwide Financial Services,
              Inc., Class A ..............      258,725
  11,720    Old Republic International
              Corp. ......................      369,180
  10,670    PMI Group, Inc. ..............      407,594
  16,590    Radian Group, Inc. ...........      810,421
   9,580    SEI Investments Co. ..........      269,869
  11,890    Southtrust Corp. .............      310,567
   1,290    Transatlantic Holdings,
              Inc. .......................      103,200
  10,210    Union Planters Corp. .........      330,498
                                            -----------
                                              8,953,398
                                            -----------
Health Care (11.0%):
   4,320    Allergan, Inc. ...............      288,360
   6,760    AmerisourceBergen Corp. ......      513,760
   3,220    Andrx Group (b) ..............       86,843
   9,070    Beckman Coulter, Inc. ........      452,593
  14,440    Dentsply International,
              Inc. .......................      532,980
  12,290    Edwards Lifesciences Corp.
              (b) ........................      285,128
  17,330    Gilead Sciences, Inc. (b) ....      569,810
  10,980    Health Management Associates,
              Inc., Class A (b) ..........      221,247

Continued

One Group Investment Trust Diversified Mid Cap Portfolio
--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued
(Amounts in thousands)
(Unaudited)

ONE GROUP INVESTMENT TRUST            Semi-Annual Report           June 30, 2002


                                       9
                                                                          Report

 Shares          Security Description          Value
---------   ------------------------------  -----------
Common Stocks, continued:
Health Care, continued:
  14,040    Health Net, Inc. (b) .........  $   375,851
  12,910    IDEC Pharmaceuticals Corp.
              (b) ........................      457,660
  16,910    IVAX Corp. (b) ...............      182,628
  12,320    King Pharmaceuticals, Inc.
              (b) ........................      274,120
   5,200    MedImmune, Inc. (b) ..........      137,280
  12,350    Millennium Pharmaceuticals,
              Inc. (b) ...................      150,053
  18,780    Protein Design Labs, Inc.
              (b) ........................      203,951
  10,930    Universal Health Services,
              Inc., Class B (b) ..........      535,570
  10,090    Waters Corp. (b) .............      269,403
                                            -----------
                                              5,537,237
                                            -----------
Raw Materials (5.9%):
   3,570    Avery Dennison Corp. .........      224,018
  10,680    Bowater, Inc. ................      580,671
   6,640    Cabot Corp. ..................      190,236
  30,910    Crompton Corp. ...............      394,103
  10,220    Engelhard Corp. ..............      289,430
  11,420    Harsco Corp. .................      428,250
   9,610    Lubrizol Corp. ...............      321,935
   5,160    OM Group, Inc. ...............      319,920
   5,150    Valspar Corp. ................      232,471
                                            -----------
                                              2,981,034
                                            -----------
Retail (3.6%):
  14,570    Abercrombie & Fitch Co., Class
              A (b) ......................      351,428
  10,050    Barnes & Noble, Inc. (b) .....      265,622
  16,000    Brinker International, Inc.
              (b) ........................      508,000
   6,390    Federated Department Stores,
              Inc. (b) ...................      253,683
  13,120    Liz Claiborne, Inc. ..........      417,216
                                            -----------
                                              1,795,949
                                            -----------
Technology (13.3%):
   9,100    Adtran, Inc. (b) .............      172,891
  10,970    Altera Corp. (b) .............      149,192
  13,750    AMETEK, Inc. .................      512,188
  13,470    Arrow Electronics, Inc.
              (b) ........................      279,503
  52,450    Atmel Corp. (b) ..............      328,337
  10,970    BMC Software, Inc. (b) .......      182,102
  25,840    Cadence Design Systems, Inc.
              (b) ........................      416,541
  18,610    Ceridian Corp. (b) ...........      353,218
  11,840    Comverse Technology, Inc.
              (b) ........................      109,638

 Shares          Security Description          Value
---------   ------------------------------  -----------
Common Stocks, continued:
Technology, continued:
  12,150    Electronic Arts, Inc. (b) ....  $   802,507
  10,910    Integrated Device Technology,
              Inc. (b) ...................      197,907
  14,080    Intersil Corp., Class A
              (b) ........................      301,030
   5,780    Investment Technology Group
              (b) ........................      189,006
   9,030    L-3 Communications Holdings,
              Inc. (b) ...................      487,620
  14,920    Lam Research Corp. (b) .......      268,262
   4,770    Lexmark International, Inc.
              (b) ........................      259,488
  18,440    Microchip Technology, Inc.
              (b) ........................      505,809
  23,060    Sanmina Corp. (b) ............      145,509
  11,230    Semtech Corp. (b) ............      299,841
  18,120    Symantec Corp. (b) ...........      595,242
   6,340    Teradyne, Inc. (b) ...........      148,990
                                            -----------
                                              6,704,821
                                            -----------
Transportation (1.1%):
   7,290    Alaska Air Group, Inc. (b) ...      190,269
  10,050    CNF, Inc. ....................      381,699
                                            -----------
                                                571,968
                                            -----------
Utilities (7.9%):
  11,990    Allegheny Energy, Inc. .......      308,743
   5,860    Cinergy Corp. ................      210,901
   7,420    Constellation Energy Group,
              Inc. .......................      217,703
  22,520    Energy East Corp. ............      508,951
   4,940    Entergy Corp. ................      209,654
   5,030    Kinder Morgan, Inc. ..........      191,241
   7,220    MDU Resources Group, Inc. ....      189,814
  26,930    Northeast Utilities ..........      506,553
   9,030    Pinnacle West Capital
              Corp. ......................      356,685
  13,460    Potomac Electric Power Co. ...      289,121
   6,990    Scana Corp. ..................      215,781
   6,390    Telephone & Data Systems,
              Inc. .......................      386,915
  14,220    Wisconsin Energy Corp. .......      359,339
                                            -----------
                                              3,951,401
                                            -----------
  Total Common Stocks                        48,558,573
                                            -----------
Investment Companies (3.5%):
1,744,448   One Group Prime Money Market,
              Class I ....................    1,744,448
                                            -----------
  Total Investment Companies                  1,744,448
                                            -----------
Total (Cost $50,615,774)(a)                 $50,303,021
                                            ===========

Continued

One Group Investment Trust Diversified Mid Cap Portfolio
--------------------------------------------------------------------------------

Schedule of Portfolio Investments, continued
(Amounts in thousands)
(Unaudited)

ONE GROUP INVESTMENT TRUST            Semi-Annual Report           June 30, 2002


                                       10
Report

------------
Percentages indicated are based on net assets of $50,324,567.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows:

                   Unrealized appreciation .....................  $ 6,425,914
                   Unrealized depreciation .....................   (6,738,667)
                                                                  -----------
                   Net unrealized appreciation (depreciation)...  $  (312,753)
                                                                  ===========

Aggregate cost for federal income tax purposes is substantially the same.

(b) Non-income producing securities.

See notes to financial statements.

ONE GROUP INVESTMENT TRUST            Semi-Annual Report           June 30, 2002


                                       11
                                                                          Report

One Group Investment Trust Large Cap Growth Portfolio
--------------------------------------------------------------------------------
Schedule of Portfolio Investments
(Amounts in thousands)
(Unaudited)

  Shares
    or
Principal
  Amount        Security Description         Value
----------   ---------------------------  ------------
Common Stocks (97.2%):
Business Equipment & Services (4.4%):
    43,210   Automatic Data Processing,
               Inc. ....................  $  1,881,796
    20,200   BJ Services Co. (b) .......       684,376
    19,450   eBay, Inc. (b) ............     1,198,509
    33,240   Electronic Data Systems
               Corp. ...................     1,234,866
    46,780   First Data Corp. ..........     1,740,216
    24,410   Paychex, Inc. .............       763,789
    21,660   SunGard Data Systems, Inc.
               (b) .....................       573,557
    14,760   Weatherford International
               Ltd. (b) ................       637,632
    13,740   Yahoo, Inc. (b) ...........       202,802
                                          ------------
                                             8,917,543
                                          ------------
Capital Goods (7.2%):
    17,680   Boeing Co. ................       795,600
   436,980   General Electric Co. ......    12,694,268
    17,210   Molex, Inc. ...............       577,051
     8,950   United Technologies
               Corp. ...................       607,705
                                          ------------
                                            14,674,624
                                          ------------
Consumer Durable (1.5%):
    14,500   Black & Decker Corp. ......       698,900
     4,590   Danaher Corp. .............       304,547
    31,750   General Motors Corp., Class
               H (b) ...................       330,200
    18,160   Harley-Davidson, Inc. .....       931,063
    15,720   Lear Corp. (b) ............       727,050
                                          ------------
                                             2,991,760
                                          ------------
Consumer Non-Durable (6.8%):
    70,580   Coca-Cola Co. .............     3,952,480
    56,650   Colgate Palmolive Co. .....     2,835,333
    49,954   PepsiCo, Inc. .............     2,407,783
    32,980   Philip Morris Co. .........     1,440,566
    84,900   Sysco Corp. ...............     2,310,978
    16,570   Unilever N V ..............     1,073,736
                                          ------------
                                            14,020,876
                                          ------------
Consumer Services (3.6%):
   204,175   AOL Time Warner, Inc.
               (b) .....................     3,003,414
    19,850   Clear Channel
               Communications, Inc.
               (b) .....................       635,597
    11,570   Comcast Corp., Class A
               (b) .....................       275,829
    30,500   Interpublic Group of Cos.,
               Inc. ....................       755,180
     3,360   McGraw-Hill Co., Inc. .....       200,592
     8,870   Omnicom Group, Inc. .......       406,246
    23,520   Univision Communications,
               Inc. (b) ................       738,528
    29,120   Viacom, Inc., Class B
               (b) .....................     1,292,054
                                          ------------
                                             7,307,440
                                          ------------

  Shares
    or
Principal
  Amount        Security Description         Value
----------   ---------------------------  ------------
Common Stocks, continued:
Energy (1.5%):
     9,540   Apache Corp. ..............  $    548,359
    12,190   El Paso Corp. .............       251,236
     7,040   Murphy Oil Corp. ..........       580,800
    15,750   Noble Corp. (b) ...........       607,950
    25,800   Ocean Energy, Inc. ........       559,086
     8,790   Smith International, Inc.
               (b) .....................       599,390
                                          ------------
                                             3,146,821
                                          ------------
Financial Services (8.5%):
     6,850   AFLAC, Inc. ...............       219,200
    72,170   American International
               Group, Inc. .............     4,924,158
    29,430   Bank of New York Co.,
               Inc. ....................       993,263
    22,860   Capital One Financial
               Corp. ...................     1,395,603
    44,230   Charles Schwab Corp. ......       495,376
    35,370   Citigroup, Inc. ...........     1,370,588
    32,590   Concord EFS, Inc. (b) .....       982,263
     8,050   Fannie Mae ................       593,688
    27,680   Freddie Mac ...............     1,694,015
     6,820   Marsh & McLennan Co. ......       658,812
    21,570   MBNA Corp. ................       713,320
     6,450   Moody's Corp. .............       320,888
     4,870   Northern Trust Corp. ......       214,572
     8,150   Progressive Corp. .........       471,478
     9,510   SLM Corp. .................       921,519
     6,380   StanCorp Financial Group,
               Inc. ....................       354,090
     6,760   State Street Corp. ........       302,172
    15,970   Wells Fargo & Co. .........       799,458
                                          ------------
                                            17,424,463
                                          ------------
Health Care (24.9%):
    44,180   Abbott Laboratories .......     1,663,377
    17,820   Affymetrix, Inc. (b) ......       427,502
    17,920   Allergan, Inc. ............     1,196,160
    10,050   AmerisourceBergen Corp. ...       763,800
    60,780   Amgen, Inc. (b) ...........     2,545,466
    37,680   Baxter International,
               Inc. ....................     1,674,876
    24,580   Biomet, Inc. ..............       666,610
    51,790   Bristol-Myers Squibb
               Co. .....................     1,331,003
    13,240   Cardinal Health, Inc. .....       813,068
    46,150   Eli Lilly & Co. ...........     2,602,860
    24,840   Gilead Sciences, Inc.
               (b) .....................       816,739
    14,480   Guidant Corp. (b) .........       437,730
    16,290   HCA-The Healthcare
               Corp. ...................       773,775
    18,740   IDEC Pharmaceuticals Corp.
               (b) .....................       664,333
    16,340   Immunex Corp. (b) .........       365,036
    92,930   Johnson & Johnson .........     4,856,522

Continued

One Group Investment Trust Large Cap Growth Portfolio
--------------------------------------------------------------------------------

Schedule of Portfolio Investments, continued
(Amounts in thousands)
(Unaudited)

ONE GROUP INVESTMENT TRUST            Semi-Annual Report           June 30, 2002


                                       12
Report

  Shares
    or
Principal
  Amount        Security Description         Value
----------   ---------------------------  ------------
Common Stocks, continued:
Health Care, continued:
    32,560   King Pharmaceuticals, Inc.
               (b) .....................  $    724,460
    36,090   MedImmune, Inc. (b) .......       952,776
    69,100   Medtronic, Inc. ...........     2,960,935
    53,740   Merck & Co., Inc. .........     2,721,394
   313,335   Pfizer, Inc. ..............    10,966,725
    72,520   Pharmacia Corp. ...........     2,715,874
     5,960   Quest Diagnostics, Inc.
               (b) .....................       512,858
    69,120   Schering-Plough Corp. .....     1,700,352
     9,620   UnitedHealth Group,
               Inc. ....................       880,711
    24,150   Waters Corp. (b) ..........       644,805
     9,180   Wellpoint Health Networks,
               Inc. (b) ................       714,296
    70,360   Wyeth .....................     3,602,432
    15,360   Zimmer Holdings, Inc.
               (b) .....................       547,738
                                          ------------
                                            51,244,213
                                          ------------
Multi-Industry (0.4%):
     6,280   Minnesota Mining &
               Manufacturing Co. .......       772,440
                                          ------------
Retail (13.8%):
    32,630   Bed Bath & Beyond, Inc.
               (b) .....................     1,231,456
    11,090   Best Buy Co., Inc. (b) ....       402,567
    29,420   Brinker International, Inc.
               (b) .....................       934,085
    36,830   CVS Corp. .................     1,126,998
    53,830   Darden Restaurants,
               Inc. ....................     1,329,601
    26,410   Gap, Inc. .................       375,022
   125,010   Home Depot, Inc. ..........     4,591,617
    12,340   Kohl's Corp. (b) ..........       864,787
    67,640   Kroger Co. (b) ............     1,346,036
    33,400   Lowe's Cos., Inc. .........     1,516,360
    22,200   Safeway, Inc. (b) .........       648,018
   119,420   Starbucks Corp. (b) .......     2,967,587
    21,050   Target Corp. ..............       802,005
    28,150   TJX Cos., Inc. ............       552,022
   126,280   Wal-Mart Stores, Inc. .....     6,946,663
    67,240   Walgreen Co. ..............     2,597,481
                                          ------------
                                            28,232,305
                                          ------------
Technology (23.3%):
    47,030   3Com Corp. (b) ............       206,932
    78,000   ADC Telecommunications,
               Inc. (b) ................       178,620
    16,100   Adobe Systems, Inc. .......       458,850
    14,330   Advanced Fibre
               Communication, Inc.
               (b) .....................       237,018
    19,810   Agilent Technologies, Inc.
               (b) .....................       468,507
    18,670   Altera Corp. (b) ..........       253,912
    11,990   Analog Devices, Inc.
               (b) .....................       356,103

  Shares
    or
Principal
  Amount        Security Description         Value
----------   ---------------------------  ------------
Common Stocks, continued:
Technology, continued:
    92,480   Applied Materials, Inc.
               (b) .....................  $  1,758,970
    22,900   BMC Software, Inc. (b) ....       380,140
    10,180   Brocade Communications
               Systems, Inc. (b) .......       177,946
    23,780   Cadence Design Systems,
               Inc. (b) ................       383,334
   368,850   Cisco Systems, Inc. (b) ...     5,145,458
    25,250   Citizens Communications Co.
               (b) .....................       211,090
    27,850   Comverse Technology, Inc.
               (b) .....................       257,891
   119,100   Dell Computer Corp. (b) ...     3,113,274
     7,300   Electronic Arts, Inc.
               (b) .....................       482,165
   103,840   EMC Corp. (b) .............       783,992
     6,710   General Dynamics Corp. ....       713,609
     6,110   Harris Corp. ..............       221,426
    52,640   IBM Corp. .................     3,790,080
    38,710   Informatica Corp. (b) .....       274,454
   339,340   Intel Corp. ...............     6,199,742
     8,110   Intuit, Inc. (b) ..........       403,229
     7,660   Jabil Circuit, Inc. (b) ...       161,703
    10,720   KLA-Tencor Corp. (b) ......       471,573
     3,610   Lexmark International, Inc.
               (b) .....................       196,384
    20,260   Linear Technology Corp. ...       636,772
     8,360   Micron Technology, Inc.
               (b) .....................       169,039
   217,340   Microsoft Corp. (b) .......    11,888,497
    21,570   Motorola, Inc. ............       311,039
    10,490   National Instruments Corp.
               (b) .....................       341,554
     8,670   Novellus Systems, Inc.
               (b) .....................       294,780
    89,220   Oracle Corp. (b) ..........       844,913
    56,100   Parametric Technology Corp.
               (b) .....................       192,423
    45,060   PerkinElmer, Inc. .........       497,913
     8,010   Qlogic Corp. (b) ..........       305,181
    44,890   Qualcomm, Inc. (b) ........     1,234,026
   145,040   Sun Microsystems, Inc.
               (b) .....................       726,650
    23,980   Sybase, Inc. (b) ..........       252,989
     7,650   Teradyne, Inc. (b) ........       179,775
   102,521   Texas Instruments, Inc. ...     2,429,748
     5,660   Xilinx, Inc. (b) ..........       126,954
                                          ------------
                                            47,718,655
                                          ------------
Transportation (0.6%):
    18,820   United Parcel Service,
               Inc., Class B ...........     1,162,135
                                          ------------

Continued

One Group Investment Trust Large Cap Growth Portfolio
--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued
(Amounts in thousands)
(Unaudited)

ONE GROUP INVESTMENT TRUST            Semi-Annual Report           June 30, 2002


                                       13
                                                                          Report

  Shares
    or
Principal
  Amount        Security Description         Value
----------   ---------------------------  ------------
Common Stocks, continued:
Utilities (0.7%):
    56,920   AT&T Wireless Services,
               Inc. (b) ................  $    332,982
     5,210   CenturyTel, Inc. ..........       153,695
    17,240   Nextel Communications,
               Inc., Class A (b) .......        55,340
    13,910   Qwest Communications
               International, Inc. .....        38,948
    19,860   SBC Communications,
               Inc. ....................       605,730
    32,190   Tekelec (b) ...............       258,486
                                          ------------
                                             1,445,181
                                          ------------
  Total Common Stocks                      199,058,456
                                          ------------

  Shares
    or
Principal
  Amount        Security Description         Value
----------   ---------------------------  ------------
Investment Companies (2.7%):
 5,601,657   One Group Prime Money
               Market, Class I .........  $  5,601,657
                                          ------------
  Total Investment Companies                 5,601,657
                                          ------------
Repurchase Agreements (0.1%):
$  111,000   State Street Bank and
               Trust, 1.55%, 7/1/02
               (Proceeds at maturity
               $111,014, collateralized
               by various U.S.
               Government Securities) ..       111,000
                                          ------------
  Total Repurchase Agreements                  111,000
                                          ------------
Total (Cost $273,739,264)(a)              $204,771,113
                                          ============

------------
Percentages indicated are based on net assets of $204,752,763.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows:

                   Unrealized appreciation......................  $  6,005,949
                   Unrealized depreciation......................   (74,974,100)
                                                                  ------------
                   Net unrealized appreciation (depreciation)...  $(68,968,151)
                                                                  ============

Aggregate cost for federal income tax purposes is substantially the same.

(b) Non-income producing securities.

See notes to financial statements.

ONE GROUP INVESTMENT TRUST            Semi-Annual Report           June 30, 2002


                                       14
Report

One Group Investment Trust Diversified Equity Portfolio
--------------------------------------------------------------------------------

Schedule of Portfolio Investments
(Amounts in thousands)
(Unaudited)

  Shares
    or
Principal
  Amount        Security Description         Value
----------   ---------------------------  ------------
Common Stocks (94.4%):
Business Equipment & Services (2.4%):
    17,220   Automatic Data Processing,
               Inc. ....................  $    749,931
    22,800   Electronic Data Systems
               Corp. ...................       847,020
    24,310   Paychex, Inc. .............       760,660
    15,170   Weatherford International
               Ltd. (b) ................       655,344
                                          ------------
                                             3,012,955
                                          ------------
Capital Goods (6.1%):
    11,040   Boeing Co. ................       496,800
    10,450   Cooper Cameron Corp.
               (b) .....................       505,989
    22,140   Crane Co. .................       561,913
    11,050   Diebold, Inc. .............       411,502
   114,010   General Electric Co. ......     3,311,990
    14,780   Johnson Controls, Inc. ....     1,206,196
     5,490   SPX Corp. (b) .............       645,075
    37,360   Tyco International Ltd. ...       504,734
                                          ------------
                                             7,644,199
                                          ------------
Consumer Durable (3.2%):
    28,950   Dana Corp. ................       536,444
    18,410   Danaher Corp. .............     1,221,503
     5,840   Eaton Corp. ...............       424,860
    18,880   General Motors Corp. ......     1,009,136
    16,650   Lear Corp. (b) ............       770,063
                                          ------------
                                             3,962,006
                                          ------------
Consumer Non-Durable (8.6%):
    44,580   Coca-Cola Co. .............     2,496,479
    19,460   Dole Food Co., Inc. .......       561,421
    18,950   Interstate Bakeries
               Corp. ...................       547,276
    11,300   Kimberly-Clark Corp. ......       700,600
    11,570   Kraft Foods, Inc. .........       473,792
    30,900   McDonald's Corp. ..........       879,105
    16,250   Pepsi Bottling Group,
               Inc. ....................       500,500
    46,720   Philip Morris Co. .........     2,040,730
    10,410   Procter & Gamble Co. ......       929,613
    30,060   Sysco Corp. ...............       818,233
    51,310   Tyson Foods, Inc., Class
               A .......................       795,818
                                          ------------
                                            10,743,567
                                          ------------
Consumer Services (4.3%):
    81,050   AOL Time Warner, Inc.
               (b) .....................     1,192,246
    16,650   Clear Channel
               Communications, Inc.
               (b) .....................       533,133
    22,440   Comcast Corp., Class A
               (b) .....................       534,970
    12,840   Omnicom Group, Inc. .......       588,072
    43,150   Viacom, Inc., Class B
               (b) .....................     1,914,565
    30,580   Walt Disney Co. ...........       577,962
                                          ------------
                                             5,340,948
                                          ------------

  Shares
    or
Principal
  Amount        Security Description         Value
----------   ---------------------------  ------------
Common Stocks, continued:
Energy (5.9%):
    13,150   ChevronTexaco Corp. .......  $  1,163,775
    31,730   El Paso Corp. .............       653,955
   116,910   Exxon Mobil Corp. .........     4,783,958
     9,570   Murphy Oil Corp. ..........       789,525
                                          ------------
                                             7,391,213
                                          ------------
Financial Services (18.9%):
    25,430   American Express Co. ......       923,618
    42,790   American International
               Group, Inc. .............     2,919,561
    28,640   Bank of America Corp. .....     2,015,110
    10,970   BB&T Corp. ................       423,442
    21,830   Charter One Financial,
               Inc. ....................       750,515
    95,900   Citigroup, Inc. ...........     3,716,124
    45,850   FleetBoston Financial
               Corp. ...................     1,483,248
    39,370   Freddie Mac ...............     2,409,444
    17,920   Hartford Financial Services
               Group, Inc. .............     1,065,702
    44,990   JP Morgan Chase & Co. .....     1,526,061
    11,020   Lincoln National Corp. ....       462,840
    12,690   Marsh & McLennan Co. ......     1,225,854
    28,570   Morgan Stanley Dean Witter
               & Co. ...................     1,230,796
    44,510   Providian Financial
               Corp. ...................       261,719
    24,750   Southtrust Corp. ..........       646,470
    12,210   SunTrust Banks, Inc. ......       826,861
    30,430   Wells Fargo & Co. .........     1,523,326
                                          ------------
                                            23,410,691
                                          ------------
Health Care (13.0%):
    25,120   Abbott Laboratories .......       945,768
    23,280   Amgen, Inc. (b) ...........       974,966
    23,210   Baxter International,
               Inc. ....................     1,031,685
    39,610   Bristol-Myers Squibb
               Co. .....................     1,017,977
     7,800   Cigna Corp. ...............       759,876
    11,620   Guidant Corp. (b) .........       351,273
    19,110   Johnson & Johnson .........       998,689
    18,530   MedImmune, Inc. (b) .......       489,192
    29,680   Medtronic, Inc. ...........     1,271,787
    17,640   Merck & Co., Inc. .........       893,290
   102,900   Pfizer, Inc. ..............     3,601,499
    25,050   Pharmacia Corp. ...........       938,123
    28,130   Schering-Plough Corp. .....       691,998
    26,210   Waters Corp. (b) ..........       699,807
    29,510   Wyeth .....................     1,510,911
                                          ------------
                                            16,176,841
                                          ------------

Continued

One Group Investment Trust Diversified Equity Portfolio
--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued
(Amounts in thousands)
(Unaudited)

ONE GROUP INVESTMENT TRUST            Semi-Annual Report           June 30, 2002


                                       15
                                                                          Report

  Shares
    or
Principal
  Amount        Security Description         Value
----------   ---------------------------  ------------
Common Stocks, continued:
Multi-Industry (2.2%):
    33,720   Honeywell International,
               Inc. ....................  $  1,187,956
    13,080   Minnesota Mining &
               Manufacturing Co. .......     1,608,840
                                          ------------
                                             2,796,796
                                          ------------
Raw Materials (2.9%):
    38,240   Alcoa, Inc. ...............     1,267,655
    15,750   Cabot Corp. ...............       451,238
    35,930   Crompton Corp. ............       458,108
    19,120   Sigma-Aldrich Corp. .......       958,868
     7,400   Temple-Inland, Inc. .......       428,164
                                          ------------
                                             3,564,033
                                          ------------
Retail (6.9%):
    16,460   Bed Bath & Beyond, Inc.
               (b) .....................       621,200
    26,180   Brinker International, Inc.
               (b) .....................       831,215
    32,190   Home Depot, Inc. ..........     1,182,339
    38,430   Limited, Inc. .............       818,559
    22,720   Target Corp. ..............       865,632
    53,990   Wal-Mart Stores, Inc. .....     2,969,990
    33,050   Walgreen Co. ..............     1,276,722
                                          ------------
                                             8,565,657
                                          ------------
Shelter (0.5%):
    13,310   Pentair, Inc. .............       639,945
                                          ------------
Technology (12.1%):
    69,460   ADC Telecommunications,
               Inc. (b) ................       159,063
    45,500   Applied Materials, Inc.
               (b) .....................       865,410
         1   Avaya, Inc. (b) ...........             5
    80,620   Cisco Systems, Inc. (b) ...     1,124,649
    28,660   Comverse Technology, Inc.
               (b) .....................       265,392
    18,670   Dell Computer Corp. (b) ...       488,034
    24,330   EMC Corp. (b) .............       183,692
    27,820   Hewlett-Packard Co. .......       425,090
    22,120   IBM Corp. .................     1,592,640
   101,630   Intel Corp. ...............     1,856,779
    15,470   Linear Technology Corp. ...       486,222
    75,700   Microsoft Corp. (b) .......     4,140,789
    29,730   Motorola, Inc. ............       428,707
    56,840   Oracle Corp. (b) ..........       538,275
    18,960   Qualcomm, Inc. (b) ........       521,210

  Shares
    or
Principal
  Amount        Security Description         Value
----------   ---------------------------  ------------
Common Stocks, continued:
Technology, continued:
    17,910   Rational Software Corp.
               (b) .....................  $    147,041
    25,570   Sun Microsystems, Inc.
               (b) .....................       128,106
    20,890   Symantec Corp. (b) ........       686,237
    28,100   Texas Instruments, Inc. ...       665,970
    17,850   Xilinx, Inc. (b) ..........       400,376
                                          ------------
                                            15,103,687
                                          ------------
Transportation (0.9%):
     8,720   Canadian National Railway
               Co. .....................       451,696
    10,040   United Parcel Service,
               Inc., Class .............       619,970
                                          ------------
                                             1,071,666
                                          ------------
Utilities (6.5%):
    24,380   AT&T Corp. ................       260,866
    32,590   BellSouth Corp. ...........     1,026,585
    16,430   CenturyTel, Inc. ..........       484,685
    23,720   Energy East Corp. .........       536,072
    20,840   FPL Group, Inc. ...........     1,250,192
    14,670   Kinder Morgan, Inc. .......       557,753
    32,100   Pinnacle West Capital
               Corp. ...................     1,267,950
    53,210   SBC Communications,
               Inc. ....................     1,622,905
    27,640   Verizon Communications ....     1,109,746
                                          ------------
                                             8,116,754
                                          ------------
  Total Common Stocks                      117,540,958
                                          ------------
Investment Companies (3.8%):
 4,667,917   One Group Prime Money
               Market, Class I .........     4,667,917
                                          ------------
  Total Investment Companies                 4,667,917
                                          ------------
Repurchase Agreements (1.8%):
$2,192,000   State Street Bank and
               Trust, 1.55%, 7/1/02
               (Proceeds at maturity
               $2,192,283,
               collateralized by various
               U.S. Government
               Securities) .............     2,192,000
                                          ------------
  Total Repurchase Agreements                2,192,000
                                          ------------
Total (Cost $148,896,560)(a)              $124,400,875
                                          ============

Continued

One Group Investment Trust Diversified Equity Portfolio
--------------------------------------------------------------------------------

Schedule of Portfolio Investments, continued
(Amounts in thousands)
(Unaudited)

ONE GROUP INVESTMENT TRUST            Semi-Annual Report           June 30, 2002


                                       16
Report

------------
Percentages indicated are based on net assets of $124,415,344.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows:

                   Unrealized appreciation......................  $  7,873,374
                   Unrealized depreciation......................   (32,369,059)
                                                                  ------------
                   Net unrealized appreciation (depreciation)...  $(24,495,685)
                                                                  ============

Aggregate cost for federal income tax purposes is substantially the same.

(b) Non-income producing securities.

See notes to financial statements.

ONE GROUP INVESTMENT TRUST            Semi-Annual Report           June 30, 2002


                                       17
                                                                          Report

One Group Investment Trust Equity Index Portfolio
--------------------------------------------------------------------------------
Schedule of Portfolio Investments
(Amounts in thousands)
(Unaudited)

  Shares
    or
Principal
  Amount         Security Description         Value
----------   ----------------------------  -----------
Common Stocks (98.8%):
Business Equipment & Services (2.1%):
     2,002   Allied Waste Industries,
               Inc. (b) .................  $    19,219
     1,801   Apollo Group, Inc., Class A
               (b) ......................       70,995
     6,466   Automatic Data Processing,
               Inc. .....................      281,594
     1,633   BJ Services Co. (b) ........       55,326
     1,771   Cintas Corp. ...............       87,541
     1,782   Computer Sciences Corp.
               (b) ......................       85,180
     1,803   Convergys Corp. (b) ........       35,122
       674   Deluxe Corp. ...............       26,212
     4,995   Electronic Data Systems
               Corp. ....................      185,564
     1,510   Equifax, Inc. ..............       40,770
     7,973   First Data Corp. ...........      296,595
     1,994   Fiserv, Inc. (b) ...........       73,200
     1,913   H & R Block, Inc. ..........       88,285
     3,685   Novell, Inc. (b) ...........       11,829
     1,559   NVIDIA Corp. (b) ...........       26,784
     3,215   Office Depot, Inc. (b) .....       54,012
     3,911   Paychex, Inc. ..............      122,375
     2,509   Pitney Bowes, Inc. .........       99,657
     1,181   R.R. Donnelley & Sons
               Co. ......................       32,537
     1,837   Robert Half International,
               Inc. (b) .................       42,802
     1,507   Sabre Group Holdings, Inc.
               (b) ......................       53,951
     6,445   Waste Management, Inc. .....      167,892
     6,234   Yahoo, Inc. (b) ............       92,014
                                           -----------
                                             2,049,456
                                           -----------
Capital Goods (5.6%):
       757   American Standard Cos., Inc.
               (b) ......................       56,851
     8,747   Boeing Co. .................      393,614
     3,586   Caterpillar, Inc. ..........      175,535
       606   Crane Co. ..................       15,380
       420   Cummins, Inc. ..............       13,902
     2,479   Deere & Co. ................      118,744
     2,114   Dover Corp. ................       73,990
     4,390   Emerson Electric Co. .......      234,909
   103,622   General Electric Co. .......    3,010,218
     3,192   Illinois Tool Works,
               Inc. .....................      218,014
     1,762   Ingersoll-Rand Co. .........       80,453
       924   Johnson Controls, Inc. .....       75,408
     2,018   Molex, Inc. ................       67,664
       609   Navistar International
               Corp. ....................       19,488
     1,208   Paccar, Inc. ...............       53,623
     1,227   Parker-Hannifin Corp. ......       58,638
     1,807   Thermo Electron Corp.
               (b) ......................       29,816
    20,822   Tyco International Ltd. ....      281,305

  Shares
    or
Principal
  Amount         Security Description         Value
----------   ----------------------------  -----------
Common Stocks, continued:
Capital Goods, continued:
     4,931   United Technologies
               Corp. ....................  $   334,815
       976   W.W. Grainger, Inc. ........       48,898
                                           -----------
                                             5,361,265
                                           -----------
Consumer Durable (1.9%):
     1,100   AutoZone, Inc. (b) .........       85,030
       839   Black & Decker Corp. .......       40,440
       939   Brunswick Corp. ............       26,292
       737   Cooper Tire & Rubber Co. ...       15,145
     1,510   Dana Corp. .................       27,980
     1,574   Danaher Corp. ..............      104,435
     5,848   Delphi Automotive Systems
               Corp. ....................       77,194
     3,039   Eastman Kodak Co. ..........       88,648
       732   Eaton Corp. ................       53,253
    18,901   Ford Motor Co. .............      302,415
     5,848   General Motors Corp. .......      312,575
     1,817   Genuine Parts Co. ..........       63,359
     1,703   Goodyear Tire & Rubber
               Co. ......................       31,863
     3,156   Harley-Davidson, Inc. ......      161,808
       946   ITT Industries, Inc. .......       66,788
     2,044   Leggett & Platt, Inc. ......       47,830
     5,046   Masco Corp. ................      136,797
       809   Maytag Corp. ...............       34,504
       588   Snap-On, Inc. ..............       17,458
       889   Stanley Works ..............       36,458
     1,325   Visteon Corp. ..............       18,815
       708   Whirlpool Corp. ............       46,275
                                           -----------
                                             1,795,362
                                           -----------
Consumer Non-Durable (9.8%):
       367   Adolph Coors Co., Class
               B ........................       22,864
       602   Alberto-Culver Co., Class
               B ........................       28,776
       679   American Greetings Corp.,
               Class A ..................       11,312
     9,139   Anheuser-Busch Co., Inc. ...      456,950
     6,794   Archer-Daniels-Midland
               Co. ......................       86,895
     2,465   Avon Products, Inc. ........      128,772
       592   Ball Corp. .................       24,556
       537   Bemis Co., Inc. ............       25,508
       712   Brown-Forman Corp., Class
               B ........................       49,128
     4,277   Campbell Soup Co. ..........      118,302
     2,402   Clorox Co. .................       99,323
    25,898   Coca-Cola Co. ..............    1,450,287
     4,658   Coca-Cola Enterprises,
               Inc. .....................      102,849
     5,705   Colgate Palmolive Co. ......      285,535
     5,602   ConAgra Foods, Inc. ........      154,895
     1,566   Fortune Brands, Inc. .......       87,696
     3,820   General Mills, Inc. ........      168,386
    11,019   Gillette Co. ...............      373,214

Continued

One Group Investment Trust Equity Index Portfolio
--------------------------------------------------------------------------------

Schedule of Portfolio Investments, continued
(Amounts in thousands)
(Unaudited)

ONE GROUP INVESTMENT TRUST            Semi-Annual Report           June 30, 2002


                                       18
Report

  Shares
    or
Principal
  Amount         Security Description         Value
----------   ----------------------------  -----------
Common Stocks, continued:
Consumer Non-Durable, continued:
     3,653   H.J. Heinz Co. .............  $   150,138
     1,423   Hershey Foods Corp. ........       88,938
       964   International Flavors &
               Fragrances, Inc. .........       31,320
     5,035   International Paper Co. ....      219,425
     1,343   Jones Apparel Group, Inc.
               (b) ......................       50,363
     4,266   Kellogg Co. ................      152,979
     5,410   Kimberly-Clark Corp. .......      335,420
    13,263   McDonald's Corp. ...........      377,332
     2,783   Newell Rubbermaid, Inc. ....       97,572
     1,619   Pactiv Corp. (b) ...........       38,532
     2,947   Pepsi Bottling Group,
               Inc. .....................       90,768
    18,436   PepsiCo, Inc. ..............      888,615
    22,309   Philip Morris Co. ..........      974,456
    13,551   Procter & Gamble Co. .......    1,210,103
       599   Reebok International Ltd.
               (b) ......................       17,671
     8,180   Sara Lee Corp. .............      168,835
     1,388   SuperValu, Inc. ............       34,048
     6,917   Sysco Corp. ................      188,281
       607   Tupperware Corp. ...........       12,620
     5,960   Unilever N V ...............      386,208
     1,761   UST, Inc. ..................       59,874
     2,350   Wm. Wrigley Junior Co. .....      130,073
                                           -----------
                                             9,378,819
                                           -----------
Consumer Services (4.3%):
    46,429   AOL Time Warner, Inc.
               (b) ......................      682,971
     6,115   Carnival Corp. .............      169,324
    10,876   Cendant Corp. (b) ..........      172,711
     6,388   Clear Channel
               Communications, Inc.
               (b) ......................      204,544
         0   Coach, Inc. (b) ............            8
     9,862   Comcast Corp., Class A
               (b) ......................      235,110
       878   Dow Jones & Co., Inc. ......       42,539
     2,780   Gannett Co., Inc. ..........      211,002
     1,196   Harrah's Entertainment, Inc.
               (b) ......................       53,043
     1,755   Hasbro, Inc. ...............       23,798
     3,864   Hilton Hotels Corp. ........       53,710
       939   International Game
               Technologies (b) .........       53,241
     3,983   Interpublic Group of Cos.,
               Inc. .....................       98,619
       869   Knight-Ridder, Inc. ........       54,704
     2,532   Marriott International,
               Inc., Class A ............       96,343
     4,549   Mattel, Inc. ...............       95,893
     2,023   McGraw-Hill Co., Inc. ......      120,773
       502   Meredith Corp. .............       19,252
     1,580   New York Times Co., Class
               A ........................       81,370

  Shares
    or
Principal
  Amount         Security Description         Value
----------   ----------------------------  -----------
Common Stocks, continued:
Consumer Services, continued:
     1,951   Omnicom Group, Inc. ........  $    89,356
     2,079   Starwood Hotels & Resorts
               Worldwide, Inc. ..........       68,378
     3,140   Tribune Co. ................      136,568
     2,387   Univision Communications,
               Inc. (b) .................       74,952
    18,430   Viacom, Inc., Class B
               (b) ......................      817,738
    21,277   Walt Disney Co. ............      402,135
     3,091   YUM! Brands, Inc. (b) ......       90,412
                                           -----------
                                             4,148,494
                                           -----------
Energy (7.6%):
       928   Amerada Hess Corp. .........       76,560
     2,589   Anadarko Petroleum Corp. ...      127,638
     1,498   Apache Corp. ...............       86,105
       723   Ashland Co., Inc. ..........       29,282
     3,517   Baker Hughes, Inc. .........      117,081
     2,097   Burlington Resources,
               Inc. .....................       79,686
    11,131   ChevronTexaco Corp. ........      985,094
     6,534   Conoco, Inc. ...............      181,645
     1,630   Devon Energy Corp. .........       80,326
     6,020   El Paso Corp. ..............      124,072
     1,210   EOG Resources, Inc. ........       48,037
    70,717   Exxon Mobil Corp. ..........    2,893,740
     4,542   Halliburton Co. ............       72,399
     1,045   Kerr-McGee Corp. ...........       55,960
     3,229   Marathon Oil Corp. .........       87,570
       599   McDermott International,
               Inc. (b) .................        4,852
     4,191   Mirant Corp. (b) ...........       30,594
     1,503   Nabors Industries Ltd.
               (b) ......................       52,830
     1,402   Noble Corp. (b) ............       54,117
     3,910   Occidental Petroleum
               Corp. ....................      117,261
     3,992   Phillips Petroleum Co. .....      235,049
       953   Rowan Cos., Inc. ...........       20,442
    22,147   Royal Dutch Petroleum
               Co. ......................    1,224,065
     6,017   Schlumberger Ltd. ..........      279,791
       795   Sunoco, Inc. ...............       28,326
     3,328   Transocean Sedco Forex,
               Inc. .....................      103,667
     2,551   Unocal Corp. ...............       94,234
                                           -----------
                                             7,290,423
                                           -----------
Financial Services (19.3%):
     2,734   ACE Ltd. ...................       86,394
     5,402   AFLAC, Inc. ................      172,864
     7,397   Allstate Corp. .............      273,541
     1,105   AMBAC Financial Group,
               Inc. .....................       74,256

Continued

One Group Investment Trust Equity Index Portfolio
--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued
(Amounts in thousands)
(Unaudited)

ONE GROUP INVESTMENT TRUST            Semi-Annual Report           June 30, 2002


                                       19
                                                                          Report

  Shares
    or
Principal
  Amount         Security Description         Value
----------   ----------------------------  -----------
Common Stocks, continued:
Financial Services, continued:
    13,867   American Express Co. .......  $   503,649
    27,245   American International
               Group, Inc. ..............    1,858,925
     3,771   AmSouth Bancorp ............       84,395
     2,836   Aon Corp. ..................       83,605
    16,051   Bank of America Corp. ......    1,129,348
     7,590   Bank of New York Co.,
               Inc. .....................      256,163
    12,239   Bank One Corp. .............      470,957
     4,997   BB&T Corp. .................      192,884
     1,039   Bear Stearns Co., Inc. .....       63,587
     2,293   Capital One Financial
               Corp. ....................      139,988
    14,299   Charles Schwab Corp. .......      160,149
     2,344   Charter One Financial,
               Inc. .....................       80,587
     1,788   Chubb Corp. ................      126,590
     1,692   Cincinnati Financial
               Corp. ....................       78,729
    53,669   Citigroup, Inc. ............    2,079,673
     1,837   Comerica, Inc. .............      112,792
     5,323   Concord EFS, Inc. (b) ......      160,435
     3,503   Conseco, Inc. (b) ..........        7,006
     1,289   Countrywide Credit
               Industries, Inc. .........       62,194
    10,398   Fannie Mae .................      766,853
     6,140   Fifth Third Bancorp ........      409,231
     1,322   First Tennessee National
               Corp. ....................       50,633
    10,917   FleetBoston Financial
               Corp. ....................      353,165
     2,731   Franklin Resources, Inc. ...      116,450
     7,247   Freddie Mac ................      443,516
     1,615   Golden West Financial
               Corp. ....................      111,080
     2,580   Hartford Financial Services
               Group, Inc. ..............      153,433
     4,760   Household International,
               Inc. .....................      236,572
     2,553   Huntington Bancshares,
               Inc. .....................       49,579
     1,566   Jefferson-Pilot Corp. ......       73,602
     3,070   John Hancock Financial
               Services, Inc. ...........      108,064
    20,760   JP Morgan Chase & Co. ......      704,179
     4,442   KeyCorp ....................      121,267
     2,545   Lehman Brothers Holding,
               Inc. .....................      159,113
     1,950   Lincoln National Corp. .....       81,900
     1,971   Loews Corp. ................      104,443
     2,855   Marsh & McLennan Co. .......      275,793
     2,213   Marshall & Ilsley Corp. ....       68,448
     1,540   MBIA, Inc. .................       87,056
     8,882   MBNA Corp. .................      293,728
     4,599   Mellon Financial Corp. .....      144,547
     8,995   Merrill Lynch & Co.,
               Inc. .....................      364,298
     7,365   MetLife, Inc. ..............      212,112
     1,102   MGIC Investment Corp. ......       74,716
     1,609   Moody's Corp. ..............       80,048

  Shares
    or
Principal
  Amount         Security Description         Value
----------   ----------------------------  -----------
Common Stocks, continued:
Financial Services, continued:
    11,487   Morgan Stanley Dean Witter &
               Co. ......................  $   494,860
     6,349   National City Corp. ........      211,104
     2,312   Northern Trust Corp. .......      101,867
     2,961   PNC Financial Services
               Group ....................      154,801
     2,294   Progressive Corp. ..........      132,708
     2,888   Providian Financial
               Corp. ....................       16,981
     2,391   Regions Financial Corp. ....       84,044
     1,333   SAFECO Corp. ...............       41,176
     1,620   SLM Corp. ..................      156,978
     3,615   Southtrust Corp. ...........       94,424
     2,172   St. Paul Co., Inc. .........       84,534
     3,391   State Street Corp. .........      151,578
     2,318   Stilwell Financial, Inc. ...       42,188
     2,985   SunTrust Banks, Inc. .......      202,144
     3,079   Synovus Financial Corp. ....       84,734
     1,290   T. Rowe Price Group,
               Inc. .....................       42,415
     1,262   Torchmark Corp. ............       48,208
    19,933   U.S. Bancorp ...............      465,436
     2,094   Union Planters Corp. .......       67,783
     2,533   UnumProvident Corp. ........       64,465
    14,271   Wachovia Corp. .............      544,867
    10,159   Washington Mutual, Inc. ....      377,000
    17,837   Wells Fargo & Co. ..........      892,920
     1,413   XL Capital, Ltd., Class
               A ........................      119,681
       957   Zions Bancorp ..............       49,860
                                           -----------
                                            18,629,293
                                           -----------
Health Care (13.5%):
    16,273   Abbott Laboratories ........      612,678
     1,522   Aetna, Inc. ................       73,010
     1,348   Allergan, Inc. .............       89,979
     1,094   AmerisourceBergen Corp. ....       83,144
    10,834   Amgen, Inc. (b) ............      453,728
       545   Bausch & Lomb, Inc. ........       18,448
     6,268   Baxter International,
               Inc. .....................      278,613
     2,694   Becton, Dickinson & Co. ....       92,808
     1,549   Biogen, Inc. (b) ...........       64,175
     2,794   Biomet, Inc. ...............       75,773
     4,233   Boston Scientific Corp.
               (b) ......................      124,112
    20,211   Bristol-Myers Squibb Co. ...      519,423
       548   C.R. Bard, Inc. ............       31,006
     4,710   Cardinal Health, Inc. ......      289,241
     1,981   Chiron Corp. (b) ...........       70,028
     1,470   Cigna Corp. ................      143,207
    11,722   Eli Lilly & Co. ............      661,121
     1,863   Forest Laboratories, Inc.
               (b) ......................      131,900
     2,230   Genzyme Corp. (b) ..........       42,905

Continued

One Group Investment Trust Equity Index Portfolio
--------------------------------------------------------------------------------

Schedule of Portfolio Investments, continued
(Amounts in thousands)
(Unaudited)

ONE GROUP INVESTMENT TRUST            Semi-Annual Report           June 30, 2002


                                       20
Report

  Shares
    or
Principal
  Amount         Security Description         Value
----------   ----------------------------  -----------
Common Stocks, continued:
Health Care, continued:
     3,190   Guidant Corp. (b) ..........  $    96,434
     5,360   HCA--The Healthcare
               Corp. ....................      254,600
     2,516   Health Management
               Associates, Inc., Class A
               (b) ......................       50,697
     4,103   HealthSouth Corp. (b) ......       52,477
     1,765   Humana, Inc. (b) ...........       27,587
     5,757   Immunex Corp. (b) ..........      128,611
     3,003   IMS Health, Inc. ...........       53,904
    31,398   Johnson & Johnson ..........    1,640,860
     2,586   King Pharmaceuticals, Inc.
               (b) ......................       57,539
     1,040   Manor Care, Inc. (b) .......       23,920
     2,997   McKesson HBOC, Inc. ........       98,002
     2,608   MedImmune, Inc. (b) ........       68,851
    12,659   Medtronic, Inc. ............      542,438
    23,619   Merck & Co., Inc. ..........    1,196,067
       485   Millipore Corp. ............       15,510
    65,114   Pfizer, Inc. ...............    2,278,991
    13,483   Pharmacia Corp. ............      504,938
     1,215   Quintiles Transnational
               Corp. (b) ................       15,175
    15,287   Schering-Plough Corp. ......      376,060
       919   St. Jude Medical, Inc.
               (b) ......................       67,868
     2,058   Stryker Corp. ..............      110,124
     3,398   Tenet Healthcare Corp.
               (b) ......................      243,127
     3,211   UnitedHealth Group, Inc. ...      293,967
     1,370   Waters Corp. (b) ...........       36,579
     1,082   Watson Pharmaceuticals, Inc.
               (b) ......................       27,342
     1,512   Wellpoint Health Networks,
               Inc. (b) .................      117,649
    13,829   Wyeth ......................      708,045
     2,025   Zimmer Holdings, Inc.
               (b) ......................       72,212
                                           -----------
                                            13,014,873
                                           -----------
Multi-Industry (1.2%):
     9,908   Corning, Inc. ..............       35,173
     8,525   Honeywell International,
               Inc. .....................      300,336
     4,060   Minnesota Mining &
               Manufacturing Co. ........      499,381
     2,217   S&P 500 Depositary
               Receipt ..................      219,394
     1,459   Textron, Inc. ..............       68,427
                                           -----------
                                             1,122,711
                                           -----------
Raw Materials (2.7%):
     2,369   Air Products and Chemicals,
               Inc. .....................      119,563
     3,349   Alcan Aluminum Ltd. ........      125,654
     8,828   Alcoa, Inc. ................      292,648
       840   Allegheny Technologies,
               Inc. .....................       13,272
     1,145   Avery Dennison Corp. .......       71,849

  Shares
    or
Principal
  Amount         Security Description         Value
----------   ----------------------------  -----------
Common Stocks, continued:
Raw Materials, continued:
     1,063   B. F. Goodrich Co. .........  $    29,041
     5,641   Barrick Gold Corp. .........      107,123
     9,464   Dow Chemical Co. ...........      325,373
    10,356   Du Pont (EI) de Nemours &
               Co. ......................      459,807
       806   Eastman Chemical Co. .......       37,801
     1,345   Ecolab, Inc. ...............       62,179
     1,351   Engelhard Corp. ............       38,260
     1,505   Freeport-McMoRan Copper &
               Gold, Inc., Class B
               (b) ......................       26,864
       510   Great Lakes Chemical
               Corp. ....................       13,510
     1,103   Hercules, Inc. (b) .........       12,795
     1,900   Inco Ltd. (b) ..............       43,016
     2,084   Meadwestvaco Corp. .........       69,939
     4,085   Newmont Mining Corp. .......      107,558
       814   Nucor Corp. ................       52,943
     1,280   Pall Corp. .................       26,560
       925   Phelps Dodge Corp. .........       38,110
     3,440   Placer Dome, Inc. ..........       38,562
     1,760   PPG Industries, Inc. .......      108,944
     1,703   Praxair, Inc. ..............       97,020
     2,304   Rohm & Haas Co. ............       93,289
       763   Sigma-Aldrich Corp. ........       38,264
       552   Temple-Inland, Inc. ........       31,939
     1,056   United States Steel
               Corp. ....................       21,004
     1,058   Vulcan Materials Co. .......       46,340
       868   Worthington Industries,
               Inc. .....................       15,711
                                           -----------
                                             2,564,938
                                           -----------
Real Estate Investment Trust (0.4%):
     4,346   Equity Office Properties
               Trust ....................      130,815
     2,863   Equity Residential
               Properties Trust .........       82,311
     1,926   Plum Creek Timber Co,
               Inc. .....................       59,128
     1,836   Simon Property Group,
               Inc. .....................       67,638
                                           -----------
                                               339,892
                                           -----------
Retail (7.9%):
     4,240   Albertson's, Inc. ..........      129,150
     3,044   Bed Bath & Beyond, Inc.
               (b) ......................      114,881
     3,343   Best Buy Co., Inc. (b) .....      121,351
     1,209   Big Lots, Inc. .............       23,793
     2,188   Circuit City Stores,
               Inc. .....................       41,025
     4,735   Costco Wholesale Corp.
               (b) ......................      182,866
     4,087   CVS Corp. ..................      125,062
     1,785   Darden Restaurants, Inc. ...       44,090
       878   Dillard's, Inc., Class A ...       23,083
     3,471   Dollar General Corp. .......       66,053
     1,805   Family Dollar Stores,
               Inc. .....................       63,626

Continued

One Group Investment Trust Equity Index Portfolio
--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued
(Amounts in thousands)
(Unaudited)

ONE GROUP INVESTMENT TRUST            Semi-Annual Report           June 30, 2002


                                       21
                                                                          Report

  Shares
    or
Principal
  Amount         Security Description         Value
----------   ----------------------------  -----------
Common Stocks, continued:
Retail, continued:
     2,097   Federated Department Stores,
               Inc. (b) .................  $    83,251
     9,038   Gap, Inc. ..................      128,340
    24,555   Home Depot, Inc. ...........      901,904
     2,787   J.C. Penney, Inc. ..........       61,370
     3,505   Kohl's Corp. (b) ...........      245,630
     8,280   Kroger Co. (b) .............      164,772
     5,410   Limited, Inc. ..............      115,233
     1,112   Liz Claiborne, Inc. ........       35,362
     8,099   Lowe's Cos., Inc. ..........      367,695
     2,977   May Department Stores
               Co. ......................       98,033
     2,799   Nike, Inc., Class B ........      150,166
     1,404   Nordstrom, Inc. ............       31,801
     1,821   RadioShack Corp. ...........       54,739
     5,039   Safeway, Inc. (b) ..........      147,088
     3,278   Sears Roebuck & Co. ........      177,995
     1,569   Sherwin-Williams Co. .......       46,960
     4,875   Staples, Inc. (b) ..........       96,038
     4,026   Starbucks Corp. (b) ........      100,046
     9,455   Target Corp. ...............      360,236
     1,519   Tiffany & Co. ..............       53,469
     5,628   TJX Cos., Inc. .............      110,365
     2,169   Toys "R" Us, Inc. (b) ......       37,892
     1,148   V.F. Corp. .................       45,013
    46,380   Wal-Mart Stores, Inc. ......    2,551,363
    10,671   Walgreen Co. ...............      412,221
     1,195   Wendy's International,
               Inc. .....................       47,597
     1,428   Winn-Dixie Stores, Inc. ....       22,263
                                           -----------
                                             7,581,822
                                           -----------
Shelter (0.4%):
       590   Boise Cascade Corp. ........       20,373
       638   Centex Corp. ...............       36,870
       840   Fluor Corp. ................       32,718
     2,401   Georgia-Pacific Corp. ......       59,017
       535   KB Home ....................       27,558
     1,061   Louisiana-Pacific Corp. ....       11,236
       635   Pulte Corp. ................       36,500
       875   Sealed Air Corp. (b) .......       35,236
     2,278   Weyerhaeuser Co. ...........      145,449
                                           -----------
                                               404,957
                                           -----------
Technology (14.3%):
     8,067   ADC Telecommunications, Inc.
               (b) ......................       18,473
     2,500   Adobe Systems, Inc. ........       71,250
     3,560   Advanced Micro Devices, Inc.
               (b) ......................       34,603
     4,841   Agilent Technologies, Inc.
               (b) ......................      114,490
     4,006   Altera Corp. (b) ...........       54,482

  Shares
    or
Principal
  Amount         Security Description         Value
----------   ----------------------------  -----------
Common Stocks, continued:
Technology, continued:
     1,987   American Power Conversion
               Corp. (b) ................  $    25,096
     3,806   Analog Devices, Inc. (b) ...      113,038
       995   Andrew Corp. (b) ...........       14,258
     3,709   Apple Computer, Inc. (b) ...       65,723
     2,215   Applera Corp. -- Applied
               Biosystems Group .........       43,170
    17,080   Applied Materials, Inc.
               (b) ......................      324,862
     3,042   Applied Micro Circuits Corp.
               (b) ......................       14,389
     1,196   Autodesk, Inc. .............       15,847
     3,661   Avaya, Inc. (b) ............       18,122
     2,532   BMC Software, Inc. (b) .....       42,031
     2,800   Broadcom Corp., Class A
               (b) ......................       49,112
     4,486   CIENA Corp. (b) ............       18,796
    76,342   Cisco Systems, Inc. (b) ....    1,064,971
     2,938   Citizens Communications Co.
               (b) ......................       24,562
     1,908   Citrix System, Inc. (b) ....       11,524
     6,032   Computer Associates
               International, Inc. ......       95,848
     3,794   Compuware Corp. (b) ........       23,030
     1,892   Comverse Technology, Inc.
               (b) ......................       17,520
       970   Cooper Industries Ltd.,
               Class A ..................       38,121
    27,066   Dell Computer Corp. (b) ....      707,505
    23,183   EMC Corp. (b) ..............      175,032
     3,379   Gateway, Inc. (b) ..........       15,003
     2,103   General Dynamics Corp. .....      223,654
    31,481   Hewlett-Packard Co. ........      481,030
    17,850   IBM Corp. ..................    1,285,199
    69,715   Intel Corp. ................    1,273,693
     2,207   Intuit, Inc. (b) ...........      109,732
     2,060   Jabil Circuit, Inc. (b) ....       43,487
    14,197   JDS Uniphase Corp. (b) .....       37,906
     1,972   KLA-Tencor Corp. (b) .......       86,748
     1,353   Lexmark International, Inc.
               (b) ......................       73,603
     3,310   Linear Technology Corp. ....      104,033
     4,700   Lockheed Martin Corp. ......      326,650
     3,857   LSI Logic Corp. (b) ........       33,749
    35,729   Lucent Technologies,
               Inc. .....................       59,310
     3,367   Maxim Integrated Products,
               Inc. (b) .................      129,057
       873   Mercury Interactive Corp.
               (b) ......................       20,044
     6,272   Micron Technology, Inc.
               (b) ......................      126,820
    56,467   Microsoft Corp. (b) ........    3,088,744
    23,678   Motorola, Inc. .............      341,437
     1,869   National Semiconductor Corp.
               (b) ......................       54,519

Continued

One Group Investment Trust Equity Index Portfolio
--------------------------------------------------------------------------------

Schedule of Portfolio Investments, continued
(Amounts in thousands)
(Unaudited)

ONE GROUP INVESTMENT TRUST            Semi-Annual Report           June 30, 2002


                                       22
Report

  Shares
    or
Principal
  Amount         Security Description         Value
----------   ----------------------------  -----------
Common Stocks, continued:
Technology, continued:
     1,027   NCR Corp. (b) ..............  $    35,534
     3,481   Network Appliance, Inc.
               (b) ......................       43,304
    40,010   Nortel Networks Corp.
               (b) ......................       58,015
     1,176   Northrop Grumman Corp. .....      147,000
     1,514   Novellus Systems, Inc.
               (b) ......................       51,476
    57,257   Oracle Corp. (b) ...........      542,224
     5,869   Palm, Inc. (b) .............       10,329
     2,548   Parametric Technology Corp.
               (b) ......................        8,740
     3,238   PeopleSoft, Inc. (b) .......       48,181
     1,311   PerkinElmer, Inc. ..........       14,487
     1,678   PMC -- Sierra, Inc. (b) ....       15,555
       825   Power-One, Inc. (b) ........        5,132
       969   Qlogic Corp. (b) ...........       36,919
     8,025   Qualcomm, Inc. (b) .........      220,607
     1,975   Rational Software Corp.
               (b) ......................       16,215
     4,152   Raytheon Co. ...............      169,194
     1,906   Rockwell Collins ...........       52,263
     1,933   Rockwell International
               Corp. ....................       38,621
     5,465   Sanmina Corp. (b) ..........       34,484
     4,938   Siebel Systems, Inc. (b) ...       70,218
     8,581   Solectron Corp. (b) ........       52,773
    33,849   Sun Microsystems, Inc.
               (b) ......................      169,583
     2,321   Symbol Technologies,
               Inc. .....................       19,729
       935   Tektronix, Inc. (b) ........       17,494
     4,166   Tellabs, Inc. (b) ..........       25,829
     1,907   Teradyne, Inc. (b) .........       44,815
    18,085   Texas Instruments, Inc. ....      428,615
       608   Thomas & Betts Corp. .......       11,309
     1,162   TMP Worldwide, Inc. (b) ....       24,983
     1,329   TRW, Inc. ..................       75,726
     3,356   Unisys Corp. (b) ...........       30,204
     4,267   Veritas Software Corp.
               (b) ......................       84,444
     2,035   Vitesse Semiconductor Corp.
               (b) ......................        6,329
     7,507   Xerox Corp. ................       52,324
     3,498   Xilinx, Inc. (b) ...........       78,460
                                           -----------
                                            13,851,388
                                           -----------
Transportation (0.9%):
     1,617   AMR Corp. (b) ..............       27,263
     3,994   Burlington Northern Santa Fe
               Corp. ....................      119,820
     2,214   CSX Corp. ..................       77,601
     1,252   Delta Airlines, Inc. .......       25,040
     3,112   FedEx Corp. ................      166,181
     4,047   Norfolk Southern Corp. .....       94,619
       646   Ryder Systems, Inc. ........       17,500

  Shares
    or
Principal
  Amount         Security Description         Value
----------   ----------------------------  -----------
Common Stocks, continued:
Transportation, continued:
     8,046   Southwest Airlines Co. .....  $   130,023
     2,626   Union Pacific Corp. ........      166,173
                                           -----------
                                               824,220
                                           -----------
Utilities (6.9%):
     5,417   AES Corp. (b) ..............       29,360
     1,309   Allegheny Energy, Inc. .....       33,707
     3,242   Alltel Corp. ...............      152,374
     1,505   Ameren Corp. ...............       64,730
     3,534   American Electric Power Co.,
               Inc. .....................      141,431
    39,608   AT&T Corp. .................      423,806
    28,218   AT&T Wireless Services, Inc.
               (b) ......................      165,075
    19,545   BellSouth Corp. ............      615,668
     3,899   Calpine Corp. (b) ..........       27,410
     1,474   CenturyTel, Inc. ...........       43,483
     1,742   Cinergy Corp. ..............       62,695
     1,351   CMS Energy Corp. ...........       14,834
     2,217   Consolidated Edison,
               Inc. .....................       92,560
     1,710   Constellation Energy Group,
               Inc. .....................       50,171
     2,884   Dominion Resources, Inc. ...      190,921
     1,738   DTE Energy Co. .............       77,584
     8,652   Duke Energy Corp. ..........      269,077
     3,766   Dynegy, Inc. ...............       27,115
     3,397   Edison International, Inc.
               (b) ......................       57,749
     2,339   Entergy Corp. ..............       99,267
     3,358   Exelon Corp. ...............      175,623
     3,103   First Energy Corp. .........      103,578
     1,835   FPL Group, Inc. ............      110,082
     1,467   Keyspan Corp. ..............       55,233
     1,256   Kinder Morgan, Inc. ........       47,753
     8,497   Nextel Communications, Inc.,
               Class A (b) ..............       27,275
       462   NICOR, Inc. ................       21,137
     2,164   NiSource, Inc. .............       47,240
       360   Peoples Energy Corp. .......       13,126
     4,060   PG&E Corp. (b) .............       72,633
       884   Pinnacle West Capital
               Corp. ....................       34,918
     1,534   PPL Corp. ..................       50,745
     2,307   Progress Energy, Inc. ......      119,987
     2,150   Public Service Enterprise
               Group, Inc. ..............       93,095
    17,485   Qwest Communications
               International, Inc. ......       48,958
     3,165   Reliant Energy, Inc. .......       53,489
    34,828   SBC Communications, Inc. ...    1,062,253
     1,590   Scientific Atlanta, Inc. ...       26,156
     2,141   Sempra Energy ..............       47,380

Continued

One Group Investment Trust Equity Index Portfolio
--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued
(Amounts in thousands)
(Unaudited)

ONE GROUP INVESTMENT TRUST            Semi-Annual Report           June 30, 2002


                                       23
                                                                          Report

  Shares
    or
Principal
  Amount         Security Description         Value
----------   ----------------------------  -----------
Common Stocks, continued:
Utilities, continued:
     7,346   Southern Co. ...............  $   201,280
     9,291   Sprint Corp., FON Group ....       98,578
    10,349   Sprint Corp., PCS Group
               (b) ......................       46,260
     1,605   TECO Energy, Inc. ..........       39,724
     2,777   TXU Corp. ..................      143,154
    28,393   Verizon Communications .....    1,139,978
     5,384   Williams Cos., Inc. ........       32,250
     4,110   XCEL Energy, Inc. ..........       68,925
                                           -----------
                                             6,619,827
                                           -----------
  Total Common Stocks                       94,977,740
                                           -----------

  Shares
    or
Principal
  Amount         Security Description         Value
----------   ----------------------------  -----------
U.S. Treasury Obligations (0.1%):
U.S. Treasury Bills (0.1%):
$   70,000   8/15/02 (c) ................  $    69,859
                                           -----------
  Total U.S. Treasury Obligations               69,859
                                           -----------
Investment Companies (1.2%):
 1,104,833   One Group Prime Money
               Market, Class I ..........    1,104,833
                                           -----------
  Total Investment Companies                 1,104,833
                                           -----------
Total (Cost $124,977,121)(a)               $96,152,432
                                           ===========

------------
Percentages indicated are based on net assets of $96,036,690.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows:

                   Unrealized appreciation......................  $  8,738,143
                   Unrealized depreciation......................   (37,562,832)
                                                                  ------------
                   Net unrealized appreciation (depreciation)...  $(28,824,689)
                                                                  ============

Aggregate cost for federal income tax purposes is substantially the same.

(b) Non-income producing securities.

(c) Serves as collateral for futures contracts.

See notes to financial statements.

ONE GROUP INVESTMENT TRUST            Semi-Annual Report           June 30, 2002


                                       24
Report

One Group Investment Trust Balanced Portfolio
--------------------------------------------------------------------------------

Schedule of Portfolio Investments
(Amounts in thousands)
(Unaudited)

  Shares
    or
Principal
  Amount        Security Description         Value
----------   ---------------------------  ------------
Asset Backed Securities (2.3%):
$   90,174   Advanta Mortgage Loan
               Trust, Series 98-1, Class
               A4, 6.42%, 9/25/21 ......  $     90,482
   249,857   Advanta Mortgage Loan
               Trust, Series 97-4, Class
               A5, 6.72%, 3/25/24 ......       252,825
   300,000   Americredit Automobile
               Receivables Trust, Series
               00-A, Class A4, 7.29%,
               12/12/06 ................       317,723
   269,757   Americredit Automobile
               Receivables Trust, Series
               99-A, Class A4, 5.88%,
               12/12/05 ................       274,463
   107,870   Arcadia Automobile
               Receivables Trust, Series
               99-B, Class A4, 6.51%,
               9/15/04 .................       110,175
   375,000   Chase Credit Card Master
               Trust, Series 98-3, Class
               A, 6.00%, 8/15/05 .......       386,523
   198,719   Chase Mortgage Finance
               Corporation, Series
               1994-C, Class A6, 6.25%,
               2/25/10 .................       202,116
    38,870   Contimortgage Home Equity
               Loan Trust, Series 98-1,
               Class A5, 6.43%,
               4/15/16 .................        39,070
    27,170   EQCC Home Equity Loan
               Trust, Series 99-2, Class
               A2F, 6.22%, 6/25/11 .....        27,164
   253,323   EQCC Home Equity Loan
               Trust, Series 97-2, Class
               A7, 6.89%, 2/15/20 ......       262,376
   230,093   Fleetwood Credit Corp.,
               Grantor Trust, Series
               97-B, Class A, 6.40%,
               5/15/13 .................       239,550
    52,776   Ford Credit Auto Owner
               Trust, Series 00-A, Class
               A4, 7.09%, 11/17/03 .....        53,696
   105,000   Ford Credit Auto Owner
               Trust, Series 00-D, Class
               A5, 7.15%, 1/15/05 ......       108,017
    83,831   Green Tree Financial
               Corporation, Series 97-7,
               Class A5, 6.54%,
               7/15/29 .................        85,230

  Shares
    or
Principal
  Amount        Security Description         Value
----------   ---------------------------  ------------
Asset Backed Securities, continued:
$  423,891   Green Tree Recreational,
               Equipment & Consumer
               Trust, Series 98-A, Class
               A1C, 6.18%, 6/15/19 .....  $    435,743
    75,977   Money Store Home Equity
               Trust, Series 97-D, Class
               AF7, 6.49%, 12/15/38 ....        79,507
   145,531   Nationscredit Grantor
               Trust, Series 96-1, Class
               A, 5.85%, 9/15/11 .......       149,640
    68,314   Onyx Acceptance Auto Trust,
               Series 99-A, Class A2,
               5.83%, 3/15/04 ..........        68,952
   166,667   Sears Credit Account Master
               Trust, Series 95-5, Class
               A, 6.05%, 1/15/08 .......       171,596
   106,174   Sears Mortgage Funding
               Trust, Series 98-1, Class
               D, 9.93%, 4/1/19 ........       106,671
   196,598   SLM Student Loan Trust,
               Series 99-1, Class A1T,
               2.58%, 4/25/08 ..........       198,141
   160,000   Standard Credit Card Trust,
               Series 93-2, Class A,
               5.95%, 10/7/04 ..........       166,525
    97,780   Union Acceptance Corp.,
               Series 99-A, Class A4,
               5.70%, 6/8/04 ...........        98,761
   225,000   WFS Financial Owner Trust,
               Series 99-B, Class A4,
               6.42%, 7/20/04 ..........       229,525
                                          ------------
  Total Asset Backed Securities              4,154,471
                                          ------------
Common Stocks (57.9%):
Business Equipment & Services (1.5%):
    15,270   Automatic Data Processing,
               Inc. ....................       665,009
    20,200   Electronic Data Systems
               Corp. ...................       750,429
    21,550   Paychex, Inc. .............       674,300
    13,450   Weatherford International
               Ltd. (b) ................       581,040
                                          ------------
                                             2,670,778
                                          ------------
Capital Goods (3.8%):
     9,780   Boeing Co. ................       440,100
     9,250   Cooper Cameron Corp.
               (b) .....................       447,885
    19,610   Crane Co. .................       497,702
     9,780   Diebold, Inc. .............       364,207
   101,020   General Electric Co. ......     2,934,631

Continued

One Group Investment Trust Balanced Portfolio
--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued
(Amounts in thousands)
(Unaudited)

ONE GROUP INVESTMENT TRUST            Semi-Annual Report           June 30, 2002


                                       25
                                                                          Report

  Shares
    or
Principal
  Amount        Security Description         Value
----------   ---------------------------  ------------
Common Stocks, continued:
Capital Goods, continued:
    13,100   Johnson Controls, Inc. ....  $  1,069,091
     4,880   SPX Corp. (b) .............       573,400
    33,410   Tyco International Ltd. ...       451,369
                                          ------------
                                             6,778,385
                                          ------------
Consumer Durable (2.0%):
    25,660   Dana Corp. ................       475,480
    16,300   Danaher Corp. .............     1,081,505
     5,200   Eaton Corp. ...............       378,300
    16,740   General Motors Corp. ......       894,753
    14,760   Lear Corp. (b) ............       682,650
                                          ------------
                                             3,512,688
                                          ------------
Consumer Non-Durable (5.3%):
    39,500   Coca-Cola Co. .............     2,211,999
    17,250   Dole Food Co., Inc. .......       497,663
    16,800   Interstate Bakeries
               Corp. ...................       485,184
    10,000   Kimberly-Clark Corp. ......       620,000
    10,250   Kraft Foods, Inc. .........       419,738
    27,390   McDonald's Corp. ..........       779,246
    14,390   Pepsi Bottling Group,
               Inc. ....................       443,212
    41,400   Philip Morris Co. .........     1,808,351
     9,230   Procter & Gamble Co. ......       824,239
    26,630   Sysco Corp. ...............       724,869
    45,470   Tyson Foods, Inc., Class
               A .......................       705,240
                                          ------------
                                             9,519,741
                                          ------------
Consumer Services (2.6%):
    71,830   AOL Time Warner, Inc.
               (b) .....................     1,056,619
    14,760   Clear Channel
               Communications, Inc.
               (b) .....................       472,615
    19,890   Comcast Corp., Class A
               (b) .....................       474,178
    11,390   Omnicom Group, Inc. .......       521,662
    38,240   Viacom, Inc., Class B
               (b) .....................     1,696,709
    27,110   Walt Disney Co. ...........       512,379
                                          ------------
                                             4,734,162
                                          ------------
Energy (3.6%):
    11,650   ChevronTexaco Corp. .......     1,031,025
    28,130   El Paso Corp. .............       579,759
   103,600   Exxon Mobil Corp. .........     4,239,312
     8,510   Murphy Oil Corp. ..........       702,075
                                          ------------
                                             6,552,171
                                          ------------
Financial Services (11.5%):
    22,530   American Express Co. ......       818,290
    37,910   American International
               Group, Inc. .............     2,586,599
    25,390   Bank of America Corp. .....     1,786,440
     9,720   BB&T Corp. ................       375,192
    19,349   Charter One Financial,
               Inc. ....................       665,219
    85,010   Citigroup, Inc. ...........     3,294,138

  Shares
    or
Principal
  Amount        Security Description         Value
----------   ---------------------------  ------------
Common Stocks, continued:
Financial Services, continued:
    40,630   FleetBoston Financial
               Corp. ...................  $  1,314,381
    34,880   Freddie Mac ...............     2,134,656
    15,860   Hartford Financial Services
               Group, Inc. .............       943,194
    39,870   JP Morgan Chase & Co. .....     1,352,390
     9,760   Lincoln National Corp. ....       409,920
    11,260   Marsh & McLennan Co. ......     1,087,716
    25,320   Morgan Stanley Dean Witter
               & Co. ...................     1,090,786
    39,440   Providian Financial
               Corp. ...................       231,907
    21,940   Southtrust Corp. ..........       573,073
    10,810   SunTrust Banks, Inc. ......       732,053
    26,970   Wells Fargo & Co. .........     1,350,118
                                          ------------
                                            20,746,072
                                          ------------
Health Care (8.0%):
    22,260   Abbott Laboratories .......       838,089
    20,640   Amgen, Inc. (b) ...........       864,403
    20,570   Baxter International,
               Inc. ....................       914,337
    35,090   Bristol-Myers Squibb
               Co. .....................       901,813
     6,940   Cigna Corp. ...............       676,095
    10,290   Guidant Corp. (b) .........       311,067
    16,930   Johnson & Johnson .........       884,762
    16,420   MedImmune, Inc. (b) .......       433,488
    26,300   Medtronic, Inc. ...........     1,126,955
    15,640   Merck & Co., Inc. .........       792,010
    91,190   Pfizer, Inc. ..............     3,191,649
    22,190   Pharmacia Corp. ...........       831,016
    24,930   Schering-Plough Corp. .....       613,278
    23,220   Waters Corp. (b) ..........       619,974
    26,150   Wyeth .....................     1,338,879
                                          ------------
                                            14,337,815
                                          ------------
Multi-Industry (1.4%):
    29,880   Honeywell International,
               Inc. ....................     1,052,672
    11,600   Minnesota Mining &
               Manufacturing Co. .......     1,426,800
                                          ------------
                                             2,479,472
                                          ------------
Raw Materials (1.8%):
    33,870   Alcoa, Inc. ...............     1,122,790
    13,950   Cabot Corp. ...............       399,668
    31,840   Crompton Corp. ............       405,960
    16,940   Sigma-Aldrich Corp. .......       849,541
     6,560   Temple-Inland, Inc. .......       379,562
                                          ------------
                                             3,157,521
                                          ------------
Retail (4.2%):
    14,580   Bed Bath & Beyond, Inc.
               (b) .....................       550,249
    23,200   Brinker International, Inc.
               (b) .....................       736,600

Continued

One Group Investment Trust Balanced Portfolio
--------------------------------------------------------------------------------

Schedule of Portfolio Investments, continued
(Amounts in thousands)
(Unaudited)

ONE GROUP INVESTMENT TRUST            Semi-Annual Report           June 30, 2002


                                       26
Report

  Shares
    or
Principal
  Amount        Security Description         Value
----------   ---------------------------  ------------
Common Stocks, continued:
Retail, continued:
    28,520   Home Depot, Inc. ..........  $  1,047,540
    34,060   Limited, Inc. .............       725,478
    20,140   Target Corp. ..............       767,334
    47,850   Wal-Mart Stores, Inc. .....     2,632,228
    29,290   Walgreen Co. ..............     1,131,473
                                          ------------
                                             7,590,902
                                          ------------
Shelter (0.3%):
    11,800   Pentair, Inc. .............       567,344
                                          ------------
Technology (7.4%):
    61,540   ADC Telecommunications,
               Inc. (b) ................       140,927
    40,330   Applied Materials, Inc.
               (b) .....................       767,077
    71,460   Cisco Systems, Inc. (b) ...       996,867
    25,410   Comverse Technology, Inc.
               (b) .....................       235,297
    16,550   Dell Computer Corp. (b) ...       432,617
    21,570   EMC Corp. (b) .............       162,854
    24,660   Hewlett-Packard Co. .......       376,805
    19,600   IBM Corp. .................     1,411,199
    90,050   Intel Corp. ...............     1,645,213
    13,710   Linear Technology Corp. ...       430,905
    67,090   Microsoft Corp. (b) .......     3,669,822
    26,340   Motorola, Inc. ............       379,823
    50,360   Oracle Corp. (b) ..........       476,909
    16,810   Qualcomm, Inc. (b) ........       462,107
    15,860   Rational Software Corp.
               (b) .....................       130,211
    22,670   Sun Microsystems, Inc.
               (b) .....................       113,577
    18,540   Symantec Corp. (b) ........       609,039
    24,900   Texas Instruments, Inc. ...       590,130
    15,810   Xilinx, Inc. (b) ..........       354,618
                                          ------------
                                            13,385,997
                                          ------------
Transportation (0.5%):
     7,730   Canadian National Railway
               Co. .....................       400,414
     8,920   United Parcel Service,
               Inc., Class B ...........       550,810
                                          ------------
                                               951,224
                                          ------------
Utilities (4.0%):
    21,620   AT&T Corp. ................       231,334
    28,890   BellSouth Corp. ...........       910,035
    14,560   CenturyTel, Inc. ..........       429,520
    21,020   Energy East Corp. .........       475,052
    18,470   FPL Group, Inc. ...........     1,108,015
    13,010   Kinder Morgan, Inc. .......       494,640
    28,440   Pinnacle West Capital
               Corp. ...................     1,123,380

  Shares
    or
Principal
  Amount        Security Description         Value
----------   ---------------------------  ------------
Common Stocks, continued:
Utilities, continued:
    47,150   SBC Communications,
               Inc. ....................  $  1,438,076
    24,500   Verizon Communications ....       983,675
                                          ------------
                                             7,193,727
                                          ------------
  Total Common Stocks                      104,177,999
                                          ------------
Corporate Bonds (13.7%):
Airlines (0.5%):
$  981,577   United Airlines, 7.19%,
               4/1/11 ..................       919,811
                                          ------------
Banking (0.3%):
   300,000   Wachovia Corp., 6.61%,
               10/1/25 .................       318,095
   160,000   Wells Fargo & Co., 7.55%,
               6/21/10 .................       178,542
                                          ------------
                                               496,637
                                          ------------
Banking, Finance & Insurance (6.8%):
   300,000   Associates Corp., 8.58%,
               11/23/04 ................       331,032
   800,000   Bank of America Corp.,
               7.80%, 2/15/10 ..........       896,536
   250,000   BCH Cayman Islands, 7.50%,
               6/15/05 .................       267,629
   250,000   Boeing Capital Corp.,
               7.10%, 9/27/05 ..........       270,703
   200,000   Capital One Bank Co.,
               6.88%, 2/1/06 ...........       197,838
   500,000   CIT Group, Inc., 6.88%,
               2/16/05 .................       481,151
   500,000   Citigroup Inc., 7.25%,
               10/1/10 .................       545,098
   650,000   Credit Suisse First Boston
               USA, Inc., 6.50%,
               1/15/12 .................       656,249
   120,000   Dow Capital BV, 8.50%,
               6/8/10, Putable 6/8/05 @
               100 .....................       132,901
   800,000   First Hawaiian, Inc.,
               Series A, 6.93%,
               12/1/03 .................       836,916
   225,000   Fleet Financial Group,
               7.38%, 12/1/09 ..........       244,489
   800,000   Ford Motor Credit Co.,
               7.38%, 2/1/11 ...........       811,590
   500,000   General Electric Capital
               Corp., 8.63%, 6/15/08 ...       587,130
   250,000   GMAC, 8.25%, 2/24/04 ......       266,558
   500,000   GMAC, 7.25%, 3/2/11 .......       511,311
   300,000   Goldman Sachs Group, Inc.,
               7.20%, 3/1/07 ...........       325,040

Continued

One Group Investment Trust Balanced Portfolio
--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued
(Amounts in thousands)
(Unaudited)

ONE GROUP INVESTMENT TRUST            Semi-Annual Report           June 30, 2002


                                       27
                                                                          Report

  Shares
    or
Principal
  Amount        Security Description         Value
----------   ---------------------------  ------------
Corporate Bonds, continued:
Banking, Finance & Insurance, continued:
$  800,000   Household Finance Corp.,
               8.00%, 7/15/10 ..........  $    846,230
   200,000   Household Finance Corp.,
               6.75%, 5/15/11 ..........       197,168
   475,000   Inter-American Development
               Bank, 8.40%, 9/1/09 .....       567,287
   200,000   Lehman Brothers Holdings,
               6.63%, 1/18/12 ..........       203,157
   350,000   Metropolitan Life Insurance
               Co., 6.30%, 11/1/03 .....       363,020
   800,000   Morgan Stanley Dean Witter,
               6.75%, 4/15/11 ..........       824,310
   700,000   National Rural Utilities,
               6.00%, 5/15/06 ..........       719,795
   150,000   News America, Inc., 6.75%,
               1/9/38 ..................       148,911
   800,000   Nynex Capital Funding,
               8.23%, 10/15/09 .........       884,586
   258,211   Residential Funding
               Mortgage Securities,
               Series 96-S3, Class A5,
               7.25%, 1/25/26 ..........       266,545
                                          ------------
                                            12,383,180
                                          ------------
Cable Television (0.1%):
   150,000   Cox Communications, Inc.,
               7.75%, 11/1/10 ..........       142,884
                                          ------------
Capital Goods (0.1%):
   300,000   Tyco International Group,
               6.25%, 6/15/03 ..........       261,072
                                          ------------
Consumer Durable (0.7%):
   250,000   Avon Products, 7.15%,
               11/15/09 ................       275,039
   500,000   DaimlerChrysler, 7.20%,
               9/1/09 ..................       522,567
   500,000   General Motors, 7.20%,
               1/15/11 .................       510,019
                                          ------------
                                             1,307,625
                                          ------------
Consumer Services (0.7%):
   495,000   Rental Car Finance, 6.45%,
               8/25/05 .................       510,625
   600,000   Time Warner, Inc., 9.13%,
               1/15/13 .................       665,257
                                          ------------
                                             1,175,882
                                          ------------
Electric Utility (0.3%):
   560,000   American Electric Power
               Co., 6.13%, 5/15/06 .....       571,022
                                          ------------

  Shares
    or
Principal
  Amount        Security Description         Value
----------   ---------------------------  ------------
Corporate Bonds, continued:
Energy (0.9%):
$  225,000   Constellation Energy Group,
               6.35%, 4/1/07 ...........  $    233,292
   150,000   Dominion Resource, 6.25%,
               6/30/12 .................       150,164
   200,000   DTE Energy Co., 6.65%,
               4/15/09 .................       208,728
   250,000   Occidental Petroleum Corp.,
               9.25%, 8/1/19 ...........       305,801
   600,000   Union Pacific Co., 6.65%,
               1/15/11 .................       630,737
                                          ------------
                                             1,528,722
                                          ------------
Railroads (0.1%):
   150,000   Norfolk Southern, 7.05%,
               5/1/37 ..................       158,095
                                          ------------
Retail (0.8%):
   450,000   Albertson's, Inc., 6.95%,
               8/1/09 ..................       479,530
   250,000   Dayton Hudson Corp., 7.25%,
               9/1/04 ..................       269,142
   600,000   Kroger Co., 8.05%,
               2/1/10 ..................       667,945
                                          ------------
                                             1,416,617
                                          ------------
Technology (0.5%):
   465,000   Lockheed Martin Corp.,
               6.75%, 3/15/03 ..........       476,152
   395,000   Oracle Corp., 6.72%,
               2/15/04 .................       414,928
                                          ------------
                                               891,080
                                          ------------
Telecommunications (0.6%):
   160,000   British Telecom, 8.38%,
               12/15/10 ................       174,431
   150,000   Comcast Cable
               Communications, 8.38%,
               5/1/07 ..................       153,780
   120,000   Deutsche Telekom, 8.00%,
               6/15/10 .................       119,683
   160,000   France Telecom, 8.25%,
               3/1/11 ..................       146,346
   150,000   Qwest Capital Funding,
               7.90%, 8/15/10 ..........        85,500
   200,000   Southwestern Bell
               Telephone, 5.98%,
               10/22/07 ................       209,938
   200,000   Sprint Capital Corp.,
               6.00%, 1/15/07 ..........       155,971
                                          ------------
                                             1,045,649
                                          ------------

Continued

One Group Investment Trust Balanced Portfolio
--------------------------------------------------------------------------------

Schedule of Portfolio Investments, continued
(Amounts in thousands)
(Unaudited)

ONE GROUP INVESTMENT TRUST            Semi-Annual Report           June 30, 2002


                                       28
Report

  Shares
    or
Principal
  Amount        Security Description         Value
----------   ---------------------------  ------------
Corporate Bonds, continued:
Transportation (0.1%):
$  250,000   JB Hunt Transportation
               Services, 6.25%,
               9/1/03 ..................  $    256,674
                                          ------------
Utilities (1.2%):
   173,000   Columbia Gas System, 6.80%,
               11/28/05 ................       176,549
   800,000   Exelon Corp, 6.75%,
               5/1/11 ..................       836,945
   900,000   Hydro Quebec, 6.52%,
               2/23/06 .................       962,312
   130,000   National Rural Utilities,
               7.30%, 9/15/06 ..........       139,660
   250,000   Worldcom, Inc., 8.25%,
               5/15/10 .................        38,750
                                          ------------
                                             2,154,216
                                          ------------
  Total Corporate Bonds                     24,709,166
                                          ------------
U.S. Government Agency Mortgages (14.5%):
Fannie Mae (7.5%):
    42,350   6.50%, 9/1/02, Pool
               #250357 .................        42,638
   572,070   7.24%, 10/1/03, Pool
               #73712 ..................       591,265
   771,574   7.14%, 8/1/05, Pool
               #73166 ..................       829,401
   116,391   8.15%, 4/25/06, Series
               1991-37, Class H ........       121,567
    32,149   9.00%, 11/1/06, Pool
               #124017 .................        34,027
   340,108   6.94%, 12/1/06, Pool
               #73798 ..................       368,249
    59,342   6.00%, 8/25/07, Series
               92-151, Class H .........        61,307
   261,722   6.85%, 10/1/07, Pool
               #375435 .................       282,759
   292,102   6.53%, 12/1/07, Pool
               #375568 .................       311,789
   383,003   6.19%, 9/1/08, Pool
               #380623 .................       403,307
    77,906   8.00%, 9/1/08, Pool
               #190586 .................        82,045
   200,000   8.30%, 10/25/08, Series
               93-197, Class SC, IF* ...       217,286
   279,845   7.50%, 8/1/09, Pool
               #292020 .................       297,404
   585,000   6.25%, 2/1/11 .............       615,951
   282,404   6.50%, 4/1/13, Pool
               #414513 .................       294,814

  Shares
    or
Principal
  Amount        Security Description         Value
----------   ---------------------------  ------------
U.S. Government Agency Mortgages, continued:
Fannie Mae, continued:
$  221,200   7.00%, 6/1/13, Pool
               #427488 .................  $    232,929
   200,000   6.65%, 6/25/13, Series
               93-140, Class J .........       213,989
   282,836   6.00%, 8/1/13, Pool
               #251899 .................       291,219
   419,913   6.50%, 10/25/13, Series
               93-188, Class UZ ........       430,411
   283,511   6.00%, 12/1/13, Pool
               #323458 .................       291,914
   500,000   6.00%, 9/25/14, Series
               01-71, Class QC .........       514,611
   500,000   5.50%, 3/15/15, Series
               2368, Class OE ..........       501,138
   505,260   8.00%, 5/1/17, Pool
               #50000 ..................       544,917
   106,643   9.00%, 12/1/17, Pool
               #359455 .................       117,654
   272,739   8.50%, 11/1/18, Pool
               #313280 .................       296,903
    84,152   10.45%, 4/25/19, Series
               89-21, Class G ..........        96,254
   259,706   8.00%, 7/25/19, Series
               89-37, Class G ..........       280,648
    56,095   8.75%, 11/25/19, Series
               89-86, Class E ..........        60,816
   136,510   6.50%, 3/25/20, Series
               90-30, Class E ..........       143,812
   149,298   6.50%, 9/25/20, Series
               90-105, Class J .........       156,984
    68,268   6.75%, 5/25/21, Series
               93-26, Class JA .........        69,153
   400,000   7.00%, 9/15/21, Series
               1559 ....................       414,593
    92,718   8.75%, 9/25/21, Series
               91-129, Class G .........       102,086
    15,679   5.00%, 10/25/21, Series
               93-19, Class M ..........        15,674
   234,000   5.00%, 12/25/21, Series
               G93-16, Class J .........       238,420
   220,256   4.00%, 1/25/22, Series
               G93-2, Class JB .........       222,049
    51,979   6.50%, 2/25/22, Series
               93-122, Class B .........        52,148
   400,000   5.00%, 8/25/22, Series
               93-38, Class L ..........       403,681
   250,000   6.50%, 2/25/23, G93-36,
               Class J .................       262,516
    86,535   6.50%, 4/25/23, Series
               93-225, Class UD ........        87,849

Continued

One Group Investment Trust Balanced Portfolio
--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued
(Amounts in thousands)
(Unaudited)

ONE GROUP INVESTMENT TRUST            Semi-Annual Report           June 30, 2002


                                       29
                                                                          Report

  Shares
    or
Principal
  Amount        Security Description         Value
----------   ---------------------------  ------------
U.S. Government Agency Mortgages, continued:
Fannie Mae, continued:
$  125,000   5/25/23, Series G93-24,
               Class C, PO .............  $    119,748
   100,000   6.50%, 7/25/23, Series
               1993-119, Class H .......       105,187
   169,176   6.50%, 8/25/23, Series
               93-169, Class NA ........       170,148
   140,000   6.00%, 9/25/23, Series
               94-23, Class C ..........       146,915
   250,000   5.00%, 12/25/23, Series
               94-22, Class C ..........       253,404
   129,066   6.50%, 12/25/23, Series
               93-223, Class K .........       129,969
   289,000   6.50%, 12/25/23, Series
               93-225, Class D .........       304,909
   195,000   6.50%, 12/25/23, Series
               93-225, Class UB ........       206,798
    65,346   6.40%, 1/18/24, Series
               97-63, Class E ..........        66,771
   249,000   7.50%, 2/25/24, Series
               94-81, Class LL .........       271,393
    21,752   9.50%, 4/18/24, Series
               97-91, Class B ..........        21,788
    40,704   7.00%, 8/1/25, Pool
               #270725 .................        42,360
    61,448   10.00%, 6/17/27, Series
               97-49, Class B ..........        69,533
    38,266   7.50%, 10/1/27, Pool
               #402032 .................        40,325
   803,094   6.00%, 6/1/28, Pool
               #428970 .................       808,286
                                          ------------
                                            13,353,711
                                          ------------
Freddie Mac (4.8%):
    33,796   9.50%, 1/15/05, Series 24,
               Class B .................        33,835
    28,937   5.50%, 1/15/07, Series
               1554, Class FA ..........        28,982
   415,000   5.89%, 3/30/09, Series
               EJ09 ....................       439,953
    65,030   8.00%, 10/1/10, Pool
               #G10518 .................        68,816
   200,000   6.50%, 9/15/12, Series
               2173, Class VB ..........       209,027
   248,945   6.00%, 3/1/13, Pool
               #E69409 .................       256,423
   177,154   6.50%, 3/1/13, Pool
               #E69466 .................       184,952
   233,392   6.50%, 6/1/13, Pool
               #E00552 .................       243,477

  Shares
    or
Principal
  Amount        Security Description         Value
----------   ---------------------------  ------------
U.S. Government Agency Mortgages, continued:
Freddie Mac, continued:
$  195,438   7.00%, 6/1/13, Pool
               #E00554 .................  $    205,862
   125,000   6.50%, 2/15/14, Series
               1668, Class D ...........       132,450
   500,000   6.00%, 12/15/16, Series
               2394, Class MC ..........       507,826
   122,554   8.00%, 4/1/17, Pool
               #290302 .................       131,859
    88,049   8.60%, 1/15/21, Series 85,
               Class C .................        93,410
   105,270   7.00%, 2/15/21, Series 115,
               Class I .................       109,143
   108,872   6.50%, 4/15/21, Series
               1062, Class H ...........       112,515
   197,000   6.50%, 5/15/21, Series
               1683, Class D ...........       205,823
   483,188   6.50%, 7/15/21, Series 168,
               Class ...................       497,058
   192,362   8.00%, 7/15/21, Series
               1120, Class L ...........       204,308
    87,350   5.50%, 8/15/21, Series
               1116, Class I ...........        89,088
    26,028   6.75%, 9/25/21, Series 10,
               Class G .................        26,386
    93,707   6.50%, 10/15/21, Series
               189, Class D ............        96,569
   644,000   6.50%, 11/15/21, Series
               1541, Class GA ..........       667,819
    37,085   7.40%, 12/15/21, Series
               1201, Class E ...........        37,735
   350,101   7.00%, 1/15/22, Series
               1191, Class E ...........       366,070
    97,996   6.50%, 2/15/22, Series
               1240, Class M ...........       101,910
   121,428   6.00%, 7/15/22, Series
               1699, Class TB ..........       122,524
   108,091   7.00%, 7/15/22, Series
               1384, Class .............       112,435
   123,708   6.00%, 2/15/23, Series
               1627, Class E ...........       125,878
   488,000   6.50%, 2/15/23, Series
               1617, Class C ...........       505,068
   326,000   6.85%, 6/25/23, Series 13,
               Class LL ................       344,340
   166,491   5.75%, 8/15/23, Series
               1560, Class G ...........       167,877
   199,248   6.50%, 12/15/23, Series
               1631, Class N ...........       209,266
   112,329   8.50%, 9/15/24, Series
               1753, Class D ...........       120,444

Continued

One Group Investment Trust Balanced Portfolio
--------------------------------------------------------------------------------

Schedule of Portfolio Investments, continued
(Amounts in thousands)
(Unaudited)

ONE GROUP INVESTMENT TRUST            Semi-Annual Report           June 30, 2002


                                       30
Report

  Shares
    or
Principal
  Amount        Security Description         Value
----------   ---------------------------  ------------
U.S. Government Agency Mortgages, continued:
Freddie Mac, continued:
$  132,572   8.00%, 9/1/26, Pool
               #C00476 .................  $    141,792
   260,000   6.38%, 11/20/26, Series
               1998-14, Class PG .......       266,250
    93,588   7.50%, 7/1/27, Pool
               #D81027 .................        98,695
   141,731   7.00%, 10/1/27, Pool
               #D83256 .................       147,321
   123,810   8.50%, 7/1/28, Gold Pool
               #G00981 .................       133,288
   782,636   6.00%, 8/1/28, Pool
               #C13638 .................       787,985
    97,187   6.50%, 11/15/28, Series
               2095, Class G ...........        96,680
   190,000   7.00%, 8/15/29, Series
               2178, Class PB ..........       200,081
                                          ------------
                                             8,631,220
                                          ------------
Government National Mortgage Assoc. (2.2%):
    23,620   8.50%, 12/15/05, Pool
               #7500 ...................        24,842
   389,043   7.00%, 7/15/08, Pool
               #348872 .................       413,932
   137,015   8.00%, 12/20/10, Pool
               #2165 ...................       145,550
    50,270   7.00%, 2/15/11, Pool
               #412559 .................        53,418
   145,061   8.50%, 10/15/11, Pool
               #432121 .................       156,299
   320,263   6.50%, 9/15/13, Pool
               #468228 .................       335,765
   101,430   8.00%, 11/15/16, Pool
               #181122 .................       109,495
    50,657   8.00%, 11/15/16, Pool
               #199829 .................        54,684
    73,700   8.00%, 11/15/16, Pool
               #196714 .................        79,560
   377,413   8.50%, 12/15/22, Pool
               #780708 .................       410,849
   166,895   8.00%, 11/15/24, Pool
               #780028 .................       179,601
   125,000   6.50%, 3/20/25, Series
               98-6, Class C ...........       130,362
   104,520   8.00%, 6/20/25, Series
               95-4, Class CQ ..........       112,330
    60,245   7.50%, 5/15/26, Pool
               #398663 .................        63,943

  Shares
    or
Principal
  Amount        Security Description         Value
----------   ---------------------------  ------------
U.S. Government Agency Mortgages, continued:
Government National Mortgage Assoc., continued:
$   61,415   8.00%, 6/20/26, Pool
               #CSF2334 ................  $     65,385
   108,755   7.50%, 1/20/27, Pool
               #2360 ...................       114,889
   136,953   8.00%, 5/20/27, Pool
               #2433 ...................       145,637
   139,048   8.00%, 9/15/27, Pool
               #451932 .................       148,464
   307,998   6.50%, 3/15/28, Pool
               #430634 .................       315,956
   165,095   7.00%, 4/15/28, Pool
               #473915 .................       171,932
   224,439   7.50%, 5/15/28, Pool
               #465069 .................       237,608
   179,431   7.00%, 6/15/28, Pool
               #477123 .................       186,861
   345,444   6.00%, 10/20/28, Pool
               #2657 ...................       345,681
                                          ------------
                                             4,003,043
                                          ------------
  Total U.S. Government Agency Mortgages    25,987,974
                                          ------------
U.S. Treasury Obligations (10.1%):
U.S. Treasury Bonds (5.4%):
 6,000,000   10.38%, 11/15/12 ..........     7,713,516
 1,700,000   7.25%, 5/15/16 ............     2,004,077
                                          ------------
                                             9,717,593
                                          ------------
U.S. Treasury Inflation Protected Bonds (1.0%):
 1,600,000   3.88%, 1/15/09 ............     1,861,861
                                          ------------
U.S. Treasury STRIPS (2.5%):
 3,000,000   5/15/09 ...................     2,178,602
   750,000   5/15/10 ...................       510,374
 3,500,000   2/15/15 ...................     1,732,378
                                          ------------
                                             4,421,354
                                          ------------
US Treasury Bill (1.2%):
 2,000,000   5.75%, 11/15/05 ...........     2,135,002
                                          ------------
  Total U.S. Treasury Obligations           18,135,810
                                          ------------
Investment Companies (1.1%):
 1,916,747   One Group Prime Money
               Market, Class I .........     1,916,747
                                          ------------
  Total Investment Companies                 1,916,747
                                          ------------
Total (Cost $194,541,669)(a)              $179,082,167
                                          ============

------------
Percentages indicated are based on net assets of $179,712,474.
Continued

One Group Investment Trust Balanced Portfolio
--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued
(Amounts in thousands)
(Unaudited)

ONE GROUP INVESTMENT TRUST            Semi-Annual Report           June 30, 2002


                                       31
                                                                          Report

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows:

                   Unrealized appreciation......................  $ 11,849,999
                   Unrealized depreciation......................   (27,309,501)
                                                                  ------------
                   Net unrealized appreciation (depreciation)...  $(15,459,502)
                                                                  ============

Aggregate cost for federal income tax purposes is substantially the same.

(b) Non-income producing securities.

The Fund invests in securities whose value is derived from an underlying pool of mortgages or consumer loans. Descriptions of certain collateralized mortgage obligations are as follows:

   Inverse Floaters (IF) represent securities that pay interest at a rate that increases (decreases) with a decline (increase) in a specified index.

   Principal Only (PO) represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

 * The interest rate for this variable rate note, which will change periodically, is based on prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio of Investments is the rate in effect as of June 30, 2002.

See notes to financial statements.

ONE GROUP INVESTMENT TRUST            Semi-Annual Report           June 30, 2002


                                       32
Report

One Group Investment Trust Bond Portfolio
--------------------------------------------------------------------------------

Schedule of Portfolio Investments
(Amounts in thousands)
(Unaudited)

  Shares
    or
Principal
  Amount        Security Description         Value
----------   ---------------------------  ------------
Asset Backed Securities (3.9%):
$  150,000   Americredit Automobile
               Receivables Trust, Series
               01-D, Class A4, 4.41%,
               11/12/08 ................  $    151,253
   359,567   Arcadia Automobile
               Receivables Trust, Series
               99-B, Class A4, 6.51%,
               9/15/04 .................       367,249
   725,041   Arcadia Automobile
               Receivables Trust, Series
               99-C, Class A3, 7.20%,
               6/15/07 .................       755,224
   500,000   Capital One Auto Finance
               Trust, Series 01-A, Class
               A4, 5.40%, 5/15/08 ......       521,903
   450,000   Citibank Credit Card
               Issuance Trust, Series
               02-C2, Class C2, 6.95%,
               2/18/14 .................       460,644
   200,000   Conseco Finance, Series
               01-B, Class 1M1, 7.27%,
               6/15/32 .................       211,800
   230,728   First Security Auto Owner
               Trust, Series 00-1, Class
               A3, 7.30%, 7/15/04 ......       233,535
   500,000   Ford Credit Auto Owner
               Trust, Series 00-G, Class
               A4, 6.62%, 7/15/04 ......       512,271
   500,000   Ford Credit Auto Owner
               Trust, Series 00-F, Class
               A3, 6.58%, 11/15/04 .....       525,576
   200,000   MBNA Credit Card Master
               Trust, Series 02, Class
               C1, 6.80%, 7/15/14 ......       202,974
   200,000   MBNA Master Credit Card
               Trust, Series 00-D, Class
               C, 8.40%, 9/15/09 (b) ...       223,035
   200,000   Providian Master Trust,
               Series 99-2, Class A,
               6.60%, 4/16/07 ..........       201,900
   500,000   Union Acceptance Corp.,
               Series 00-B, Class A4,
               7.54%, 10/10/06 .........       535,142
   351,859   WFS Financial Owner Trust,
               Series 00-D, Class A3,
               6.83%, 7/20/05 ..........       360,223
   225,000   WFS Financial Owner Trust,
               Series 02-1, Class A4A,
               4.87%, 9/20/09 ..........       231,062

  Shares
    or
Principal
  Amount        Security Description         Value
----------   ---------------------------  ------------
Asset Backed Securities, continued:
$  500,000   WFS Financial Owner Trust,
               Series 02-2, Class A4,
               4.50%, 2/20/10  .........  $    505,564
                                          ------------
  Total Asset Backed Securities              5,999,355
                                          ------------
Collateralized Mortgage Obligations (7.9%):
   665,000   ABN AMRO Mortgage Corp.,
               Series 99-4, Class IA12,
               6.50%, 6/25/29 ..........       679,833
   164,296   American Housing Trust,
               Series V, Class 1G,
               9.13%, 4/25/21 ..........       172,294
   199,488   BA Mortgage Securities,
               Inc., Series 98-6, Class
               A2, 6.25%, 12/26/28 .....       203,215
   328,964   Chase Mortgage Finance
               Corp., Series 99-S8,
               Class A12, 21.03%,
               7/25/29, IF* ............       362,952
   345,956   Countrywide Funding Corp.,
               Series 93-8, Class A9,
               2.99%, 12/25/23 * .......       349,798
   254,023   Countrywide Funding Corp.,
               Series 93-8, Class A6,
               7.00%, 12/25/23 .........       255,782
   283,000   Countrywide Funding Corp.,
               Series 93-12, Class A11,
               6.63%, 2/25/24 ..........       275,329
   700,000   Countrywide Home Loans,
               Series 98-15, Class A16,
               6.75%, 10/25/28 .........       728,900
   450,000   GE Capital Management
               Services, Inc., Series
               99-9, Class 2A2, 6.75%,
               4/25/29 .................       456,581
   472,779   GE Capital Mortgage
               Services, Inc., Series
               93-17, Class A20, 13.81%,
               12/25/23, IF* ...........       484,010
   204,590   GE Capital Mortgage
               Services, Inc., Series
               99-9, Class 2A5, 6.75%,
               4/25/29 .................       208,443
   750,000   Impac Secured Assets Common
               Owner Trust, Series 00-1,
               Class A8, 8.15%,
               4/25/30 .................       805,660
    51,334   Norwest Asset Securities
               Corp., Series 97-18,
               Class A1, 6.75%,
               12/25/27 ................        52,170

Continued

One Group Investment Trust Bond Portfolio
--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued
(Amounts in thousands)
(Unaudited)

ONE GROUP INVESTMENT TRUST            Semi-Annual Report           June 30, 2002


                                       33
                                                                          Report

  Shares
    or
Principal
  Amount        Security Description         Value
----------   ---------------------------  ------------
Collateralized Mortgage Obligations, continued:
$   75,396   Norwest Asset Securities
               Corp., Series 98-9, Class
               A1, 6.50%, 4/25/28 ......  $     77,539
   211,778   Norwest Asset Securities
               Corp., Series 98-32,
               Class A1, 6.00%,
               12/25/28 ................       214,771
   276,193   Norwest Asset Securities
               Corp., Series 99-17,
               Class A2, 6.25%,
               6/25/29 .................       280,845
   133,854   Paine Webber Mortgage
               Acceptance Corp., Series
               00-1, 0.00%, 9/25/30,
               PO ......................       115,114
   400,000   PNC Mortgage Securities
               Corp., Series 98-1, Class
               2A10, 6.50%, 2/25/28 ....       401,310
   506,875   PNC Mortgage Securities
               Corp., Series 98-1, Class
               5A7, 7.17%, 2/25/28* ....       510,909
   187,024   PNC Mortgage Securities
               Corp., Series 98-10,
               Class 1A8, 6.50%,
               12/25/28 ................       192,121
   498,833   PNC Mortgage Securities
               Corp., Series 99-4, Class
               1A10, 6.75%, 6/25/29 ....       517,103
   200,000   Prudential Home Mortgage
               Securities, Series 93-39,
               Class A13, 13.42%,
               10/25/08, IF* ...........       218,153
   500,000   Prudential Home Mortgage
               Securities, Series 93-50,
               Class A6, 6.50%,
               11/25/23 ................       517,433
   311,296   Prudential Home Mortgage
               Securities, Series 93-60,
               Class A5, 6.75%,
               12/25/23 ................       318,715
   125,000   Prudential Home Mortgage
               Securities, Series 94-17,
               Class A5, 6.25%,
               4/25/24 .................       121,563

  Shares
    or
Principal
  Amount        Security Description         Value
----------   ---------------------------  ------------
Collateralized Mortgage Obligations, continued:
$  672,918   Residential Accredit Loans,
               Inc., Series 96-QS3,
               Class AI-11, 7.75%,
               6/25/26 .................  $    696,083
   390,833   Residential Funding
               Mortgage Securities I,
               Inc., Series 94-S8, Class
               A6, 6.00%, 3/25/09 ......       400,676
    90,370   Residential Funding
               Mortgage Securities I,
               Inc., Series 98-S24,
               Class A3, 6.50%,
               10/25/28 ................        92,226
   275,000   Residential Funding
               Mortgage Securities I,
               Inc., Series 98-S26,
               Class A4, 12.72%,
               11/25/28, IF* ...........       284,523
   247,367   Residential Funding
               Mortgage Securities I,
               Inc., Series 99-S9, Class
               A3, 6.75%, 4/25/29 ......       254,040
   500,000   Structured Asset Mortgage
               Investments, Series 98-8,
               Class 2A11, 6.75%,
               7/25/28 .................       522,743
   316,433   Vendee Mortgage Trust,
               Series 94-1, Class 1,
               5.63%, 2/15/24 ..........       303,375
   224,640   Vendee Mortgage Trust,
               Series 96-2, Class 1Z,
               6.75%, 6/15/26 ..........       234,791
   744,984   Vendee Mortgage Trust,
               Series 97-1, Class 2Z,
               7.50%, 2/15/27 ..........       789,814
                                          ------------
  Total Collateralized Mortgage
  Obligations                               12,098,814
                                          ------------
Corporate Bonds (17.1%):
Aerospace & Defense (0.1%):
    98,703   BAE Systems 2001 Asset
               Trust, 7.16%, 12/15/11
               (b) .....................       105,491
                                          ------------
Airlines (1.5%):
   142,881   Continental Airlines, Inc.,
               Series 97-4B, 6.90%,
               1/2/17 ..................       136,923
   100,000   Delta Airlines, Inc.,
               Series 00-1, 7.57%,
               11/18/10 ................       107,347
   150,000   Delta Airlines, Inc.,
               Series 02-1, 6.42%,
               7/2/12 ..................       154,425

Continued

One Group Investment Trust Bond Portfolio
--------------------------------------------------------------------------------

Schedule of Portfolio Investments, continued
(Amounts in thousands)
(Unaudited)

ONE GROUP INVESTMENT TRUST            Semi-Annual Report           June 30, 2002


                                       34
Report

  Shares
    or
Principal
  Amount        Security Description         Value
----------   ---------------------------  ------------
Corporate Bonds, continued:
Airlines, continued:
$  175,000   Delta Airlines, Inc.,
               7.11%, 3/18/13 ..........  $    185,160
   100,000   Northwest Airlines, Inc.,
               7.04%, 4/1/22 ...........       100,313
   170,105   Southwest Airlines Co.,
               5.10%, 5/1/06 ...........       173,863
   400,000   U.S. Airways, Inc., Series
               00-2G, 8.02%, 2/5/19 ....       423,065
   193,616   U.S. Airways, Inc., Series
               00-3G, 7.89%, 3/1/19 ....       203,457
   196,221   U.S. Airways, Inc., Series
               01-1, 7.08%, 3/20/21 ....       201,028
   200,000   United Airlines, Inc.,
               Series 01-1, Class A2,
               6.20%, 9/1/08 ...........       187,072
    98,158   United Airlines, Inc.,
               Series 00-2, Class A2,
               7.19%, 4/1/11 ...........        91,981
   323,643   United Airlines, Inc.,
               Series 01-1, Class A2,
               6.07%, 3/1/13 ...........       304,541
    87,132   United Airlines, Inc.,
               Series 00-1, Class A1,
               7.78%, 1/1/14 ...........        84,168
                                          ------------
                                             2,353,343
                                          ------------
Automotive (0.6%):
   250,000   Daimler Chrysler AG, 7.75%,
               5/27/03 .................       259,315
   372,287   Daimler Chrysler AG, 6.66%,
               1/8/05 ..................       382,436
   150,000   Daimler Chrysler NA
               Holdings, 7.40%,
               1/20/05 .................       158,687
   150,000   General Motors Corp.,
               7.20%, 1/15/11 ..........       153,006
                                          ------------
                                               953,444
                                          ------------
Banking, Finance & Insurance (9.6%):
   500,000   Associates Corp., 8.58%,
               11/23/04 ................       551,721
   250,000   Associates Corp., 8.55%,
               7/15/09 .................       287,914
   200,000   Associates Corp., 8.15%,
               8/1/09 ..................       225,901
   150,000   Athena Neuro Financial
               L.L.C., 7.25%,
               2/21/08 .................       129,778

  Shares
    or
Principal
  Amount        Security Description         Value
----------   ---------------------------  ------------
Corporate Bonds, continued:
Banking, Finance & Insurance, continued:
$  570,000   Bank of America Corp.,
               7.80%, 2/15/10 ..........  $    638,782
   500,000   Boeing Capital Corp.,
               6.36%, 7/15/05 ..........       529,903
   190,000   Capital One Bank, 8.25%,
               6/15/05 .................       198,307
   150,000   CIT Group, Inc., 7.63%,
               8/16/05 .................       147,862
   600,000   Citicorp, 8.00%, 2/1/03 ...       619,908
   500,000   Credit Suisse First Boston
               (USA), Inc., 6.13%,
               11/15/11 ................       492,040
   250,000   Firstar Bank N.A., 7.13%,
               12/1/09 .................       273,454
   350,000   Ford Motor Credit Co.,
               6.13%, 3/20/04 ..........       357,183
   250,000   Ford Motor Credit Co.,
               6.88%, 2/1/06 ...........       255,968
   800,000   Ford Motor Credit Co.,
               7.38%, 10/28/09 .........       829,561
   500,000   GE Capital Corp., 7.38%,
               1/19/10 .................       551,746
   200,000   GE Capital Corp., 6.75%,
               3/15/32 .................       197,076
   300,000   GMAC, 6.38%, 1/30/04 ......       310,942
   490,000   GMAC, 6.13%, 9/15/06 ......       497,392
   400,000   GMAC, 7.25%, 3/2/11 .......       409,048
   500,000   Goldman Sachs Group LP,
               6.25%, 2/1/03 (b) .......       512,330
   400,000   Goldman Sachs Group LP,
               6.88%, 1/15/11 ..........       415,365
   500,000   Household Automotive Trust,
               7.43%, 4/17/07 ..........       533,362
   200,000   Household Finance Corp.,
               7.88%, 3/1/07 ...........       213,522
   200,000   Household Finance Corp.,
               6.40%, 6/17/08 ..........       200,884
   500,000   Household Finance Corp.,
               6.50%, 11/15/08 .........       502,242
   500,000   Household Finance Corp.,
               5.88%, 2/1/09 ...........       481,016
   250,000   Huntington National Bank,
               8.00%, 4/1/10 ...........       271,521
   200,000   Jackson National Life
               Global, 6.13%, 5/30/12
               (b) .....................       204,236
   175,000   Lehman Brothers Holdings,
               Inc., 6.63%, 1/18/12 ....       177,762
   150,000   MGIC Investment Corp.,
               6.00%, 3/15/07 ..........       156,297

Continued

One Group Investment Trust Bond Portfolio
--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued
(Amounts in thousands)
(Unaudited)

ONE GROUP INVESTMENT TRUST            Semi-Annual Report           June 30, 2002


                                       35
                                                                          Report

  Shares
    or
Principal
  Amount        Security Description         Value
----------   ---------------------------  ------------
Corporate Bonds, continued:
Banking, Finance & Insurance, continued:
$  200,000   Monumental Global Funding,
               5.20%, 1/30/07 (b) ......  $    203,531
   300,000   Morgan Stanley Dean Witter,
               6.60%, 4/1/12 ...........       306,272
   550,000   Morgan Stanley Dean Witter
               and Co., 6.75%,
               4/15/11 .................       566,713
   885,000   National Rural Utilities,
               6.00%, 5/15/06 ..........       910,025
   100,000   Nationwide Financial
               Services, 6.25%,
               11/15/11 ................       102,037
   300,000   Principal Life Global
               Funding, 6.25%, 2/15/12
               (b) .....................       307,975
   225,000   Tyco Capital Corp., 6.50%,
               2/7/06 ..................       218,327
   200,000   U.S. Bancorp, 6.50%,
               2/1/08 ..................       213,925
   100,000   U.S. Bancorp, 7.50%,
               6/1/26 ..................       108,591
   240,000   Wachovia Corp., 4.95%,
               11/1/06 .................       242,098
   100,000   Washington Mutual Finance,
               6.88%, 5/15/11 ..........       105,175
   250,000   Wells Fargo Bank, 7.55%,
               6/21/10 .................       278,972
                                          ------------
                                            14,736,664
                                          ------------
Energy (0.1%):
   165,000   Constellation Energy Group,
               6.35%, 4/1/07 ...........       171,081
                                          ------------
Governments (Foreign) (0.3%):
   400,000   Province of Quebec, 5.75%,
               2/15/09 .................       417,615
                                          ------------
Industrial Goods & Services (0.6%):
    50,000   Abitibi Consolidated, Inc.,
               8.55%, 8/1/10 ...........        52,281
   150,000   Amerada Hess Corp., 6.65%,
               8/15/11 .................       155,850
   110,000   Boeing Co., 7.95%,
               8/15/24 .................       128,276
   100,000   Cox Radio, Inc., 6.38%,
               5/15/05 .................       100,599
   150,000   Tennessee Gas Pipeline,
               7.00%, 3/15/27 ..........       149,919
    50,000   Tyco International Group,
               6.75%, 2/15/11 ..........        38,899
   200,000   Tyco International Group,
               6.38%, 10/15/11 .........       153,398

  Shares
    or
Principal
  Amount        Security Description         Value
----------   ---------------------------  ------------
Corporate Bonds, continued:
Industrial Goods & Services, continued:
$  100,000   Tyco International Ltd.,
               7.20%, 10/15/08 .........  $     83,688
   100,000   Weyerhaeuser Co., 6.75%,
               3/15/12 (b) .............       103,736
                                          ------------
                                               966,646
                                          ------------
Leasing (0.3%):
   500,000   Hertz Corp., 6.50%,
               5/15/06 .................       501,716
                                          ------------
Multimedia (0.6%):
   150,000   AOL Time Warner
               Entertainment, 10.15%,
               5/1/12 ..................       171,576
   150,000   AOL Time Warner, Inc.,
               5.63%, 5/1/05 ...........       147,276
   120,000   AOL Time Warner, Inc.,
               8.18%, 8/15/07 ..........       127,898
   100,000   AOL Time Warner, Inc.,
               9.15%, 2/1/23 ...........       104,312
   150,000   Comcast Cable
               Communications, 8.13%,
               5/1/04 ..................       155,350
   150,000   Viacom, Inc., 7.75%,
               6/1/05 ..................       164,547
                                          ------------
                                               870,959
                                          ------------
Real Estate (0.1%):
   165,000   EOP Operating LP, 6.75%,
               2/15/12 .................       171,050
                                          ------------
Telecommunications (2.6%):
   150,000   Ameritech Capital Funding
               Corp., 5.95%, 1/15/38 ...       153,635
    50,000   AT&T Wireless Services,
               Inc., 7.50%, 5/1/07 .....        43,050
    50,000   AT&T Wireless Services,
               Inc., 7.88%, 3/1/11 .....        40,458
   100,000   Bell Telephone Co.
               Pennsylvania, 8.35%,
               12/15/30 ................       108,804
   398,970   Bellsouth
               Telecommunications,
               6.30%, 12/15/15 .........       404,935
   400,000   British Telecom PLC, 8.38%,
               12/15/10 ................       436,078
    50,000   Cox Communications, Inc.,
               6.88%, 6/15/05 ..........        49,708
   100,000   Cox Communications, Inc.,
               7.75%, 11/1/10 ..........        95,256
   400,000   France Telecom, 8.25%,
               3/1/11 ..................       365,865

Continued

One Group Investment Trust Bond Portfolio
--------------------------------------------------------------------------------

Schedule of Portfolio Investments, continued
(Amounts in thousands)
(Unaudited)

ONE GROUP INVESTMENT TRUST            Semi-Annual Report           June 30, 2002


                                       36
Report

  Shares
    or
Principal
  Amount        Security Description         Value
----------   ---------------------------  ------------
Corporate Bonds, continued:
Telecommunications, continued:
$  150,000   Nynex Capital Funding,
               8.23%, 10/15/09 .........  $    165,860
   300,000   Qwest Capital Funding
               Corp., 7.00%, 8/3/09 ....       168,000
   150,000   Sprint Capital Corp.,
               7.13%, 1/30/06 ..........       120,117
   500,000   Sprint Capital Corp.,
               6.00%, 1/15/07 ..........       389,928
   100,000   Sprint Capital Corp.,
               8.38%, 3/15/12 (b) ......        82,973
   335,000   TCI Communications, Inc.,
               9.80%, 2/1/12 ...........       365,285
   115,000   Telus Corp., 8.00%,
               6/1/11 ..................        95,726
   200,000   U.S. West Capital Funding,
               Inc., 6.25%, 7/15/05 ....       123,000
   650,000   Verizon Global Funding
               Corp., 7.25%, 12/1/10 ...       657,468
   100,000   Verizon New England, Inc.,
               6.50%, 9/15/11 ..........        97,993
   250,000   WorldCom, Inc., 6.50%,
               5/15/04 .................        41,250
   350,000   WorldCom, Inc., 7.38%,
               1/15/06 (b) .............        57,750
                                          ------------
                                             4,063,139
                                          ------------
Transportation & Shipping (0.1%):
   100,000   FedEx Corp., 6.63%,
               2/12/04 .................       104,210
                                          ------------
Utilities (0.6%):
   100,000   American Electric Power
               Co., Series A, 6.13%,
               5/15/06 .................       101,968
   100,000   Appalachian Power Co.,
               Series E, 4.80%,
               6/15/05 .................        99,538
   675,000   Virginia Electric & Power
               Co., 5.38%, 2/1/07 ......       684,751
                                          ------------
                                               886,257
                                          ------------
  Total Corporate Bonds                     26,301,615
                                          ------------
U.S. Government Agency Mortgages (49.2%):
Fannie Mae (19.7%):
   110,007   9.00%, 12/1/06, Pool
               #313699 .................       115,168
   140,694   8.50%, 12/1/07, Pool
               #420646 .................       148,515
       580   0.00%, 2/25/08, Series
               96-24, Class K, PO ......           579

  Shares
    or
Principal
  Amount        Security Description         Value
----------   ---------------------------  ------------
U.S. Government Agency Mortgages, continued:
Fannie Mae, continued:
$  582,000   6.50%, 5/25/08, Series
               93-104, Class L .........  $    611,041
   250,000   9.06%, 7/25/08, Series
               93-238, Class SB, IF* ...       269,139
    31,552   10.55%, 8/25/08, Series
               93-209, Class SG, IF* ...        31,730
    42,479   11.22%, 8/25/08, Series
               93-134, Class SA, IF* ...        44,116
   118,640   0.00%, 9/25/08, Series
               96-20, Class L, PO ......       105,160
   142,126   0.00%, 9/25/08, Series
               96-39, Class J, PO ......       129,565
   332,898   10.90%, 9/25/08, Series
               93-175, Class SA, IF* ...       364,974
   433,048   12.63%, 9/25/08, Series
               93-164, Class SC, IF* ...       498,845
   302,262   12.63%, 9/25/08, Series
               93-164, Class SA, IF* ...       348,187
   200,000   0.00%, 10/25/08, Series
               96-24, Class B, PO ......       173,512
    52,907   3.62%, 10/25/08, Series
               93-196, Class FA* .......        53,060
    79,360   9.25%, 10/25/08, Series
               93-196, Class SB, IF* ...        86,469
     2,576   256.00%, 11/1/08, Series K,
               Class 2, HB .............        10,228
   462,820   12.68%, 12/25/08, Series
               93-233, Class SB, IF* ...       531,442
   400,000   14.46%, 2/25/09, Series
               94-13, Class SK, IF* ....       454,668
   316,684   3.72%, 3/25/09, Series
               94-33, Class FA* ........       321,422
    40,933   6.50%, 3/25/09, Series
               95-13, Class B ..........        42,022
   742,645   8.00%, 11/1/12, Pool
               #535710 .................       791,718
   206,189   6.37%, 11/25/13, Series
               93-220, Class SE, IF* ...       214,574
    34,365   17.81%, 11/25/13, Series
               93-220, Class SD, IF* ...        39,343

Continued

One Group Investment Trust Bond Portfolio
--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued
(Amounts in thousands)
(Unaudited)

ONE GROUP INVESTMENT TRUST            Semi-Annual Report           June 30, 2002


                                       37
                                                                          Report

  Shares
    or
Principal
  Amount        Security Description         Value
----------   ---------------------------  ------------
U.S. Government Agency Mortgages, continued:
Fannie Mae, continued:
$1,000,000   6.00%, 9/25/14, Series
               01-71, Class QC .........  $  1,029,223
   500,000   6.50%, 11/25/15, Series
               01-52, Class XN .........       514,586
   500,000   6.00%, 12/25/15, Series
               01-78, Class VB .........       499,681
   500,000   6.00%, 12/25/16, Series
               01-71, Class QE .........       505,185
 1,000,000   6.00%, 12/25/16, Series
               01-74, Class MB .........     1,010,273
   250,000   6.50%, 12/25/16, Series
               01-50, Class VB .........       254,501
 1,000,000   6.00%, 2/25/17, Series
               02-2, Class UC ..........     1,012,384
   500,000   5.50%, 4/25/17, Series
               02-18, Class PC .........       498,838
    24,557   5.49%, 3/1/19, Pool
               #116612* ................        25,082
    78,992   8.50%, 11/25/19, Series
               89-83, Class H ..........        86,664
    27,636   8.80%, 1/25/20, Series
               90-1, Class D ...........        30,644
   105,707   8.50%, 2/25/20, Series
               1990-10, Class L ........       115,427
    25,650   5.50%, 8/25/20, Series
               90-93, Class G ..........        26,569
    56,062   6.50%, 12/25/20, Series
               97-85, Class L, IO ......         1,106
    32,910   8.75%, 12/25/20, Series
               90-143, Class J .........        36,110
       438   652.15%, 12/25/20, Series
               90-140, Class K, HB .....         7,043
    67,069   7.75%, 3/25/21, Series
               92-158, Class ZC ........        68,961
   245,178   10.00%, 8/1/21, Pool
               #442639 .................       277,585
   125,109   5.00%, 11/25/21, Series
               G92-66, Class JB ........       126,941
   370,254   7.00%, 1/25/22, Series
               G92-15, Class Z .........       394,401
 1,528,703   7.50%, 6/25/22, Series
               92-101, Class J .........     1,636,524
   426,074   7.00%, 7/25/22, Series
               93-103, Class PN, IO ....        48,392

  Shares
    or
Principal
  Amount        Security Description         Value
----------   ---------------------------  ------------
U.S. Government Agency Mortgages, continued:
Fannie Mae, continued:
$   49,492   7.00%, 7/25/22, Series
               G92-42, Class Z .........  $     52,679
   930,510   8.00%, 7/25/22, Series
               G92-44, Class ZQ ........     1,010,230
   142,968   6.50%, 8/25/22, Series
               96-59, Class J ..........       147,353
   329,976   5.50%, 9/25/22, Series
               92-143, Class MA ........       340,982
   506,297   7.50%, 9/25/22, Series
               G92-54, Class ZQ ........       544,156
    36,125   3.42%, 10/25/22, Series
               G92-59, Class F* ........        36,035
   120,000   4.47%, 10/25/22, Series
               93-225, Class FP* .......       123,075
    25,508   7.00%, 10/25/22, Series
               G92-61, Class Z .........        26,682
   700,000   7.00%, 12/25/22, Series
               G92-66, Class KB ........       742,906
   169,000   7.90%, 1/25/23, Series
               G93-1, Class KA .........       185,274
   400,000   8.50%, 2/25/23, Series
               93-210, Class SP, IF* ...       419,457
     4,314   20.18%, 2/25/23, Series
               98-35, Class SV, IF .....         4,370
   102,775   3.09%, 4/25/23, Series
               93-58, Class FA* ........       105,501
   159,330   6.00%, 4/25/23, Series
               G93-17, Class SI, IF* ...       147,778
   460,000   10.89%, 4/25/23, Series
               98-43, Class SA, IF,
               IO* .....................       261,606
    24,249   0.00%, 5/25/23, Series
               93-146, Class D, PO .....        24,192
   600,000   0.00%, 6/25/23, Series
               93-257, Class C, PO .....       471,862
   209,466   3.66%, 6/25/23, Series
               94-82, Class SA, IF,
               IO* .....................         3,668
   193,966   21.91%, 6/25/23, Series
               94-28, Class SD, IF* ....       210,588

Continued

One Group Investment Trust Bond Portfolio
--------------------------------------------------------------------------------

Schedule of Portfolio Investments, continued
(Amounts in thousands)
(Unaudited)

ONE GROUP INVESTMENT TRUST            Semi-Annual Report           June 30, 2002


                                       38
Report

  Shares
    or
Principal
  Amount        Security Description         Value
----------   ---------------------------  ------------
U.S. Government Agency Mortgages, continued:
Fannie Mae, continued:
$  150,000   0.00%, 7/25/23, Series
               93-216, Class D, PO .....  $    144,806
   516,000   0.00%, 7/25/23, Series
               93-159, Class PD, PO ....       489,239
   400,000   6.50%, 7/25/23, Series
               96-59, Class K ..........       413,821
    14,348   22.35%, 8/25/23, Series
               93-139, Class SG, IF* ...        14,881
   187,910   0.00%, 9/25/23, Series
               93-205, Class H, PO .....       154,175
    41,288   0.00%, 9/25/23, Series
               93-248, Class FB, IF* ...        40,467
   204,351   7.00%, 9/25/23, Series
               93-167, Class GA ........       216,721
     8,305   7.16%, 9/25/23, Series
               93-155, Class SB, IF,
               IO* .....................           128
    41,288   9.00%, 9/25/23, Series
               93-248, Class SB, IF* ...        42,073
    84,328   9.08%, 9/25/23, Series
               93-165, Class SD, IF* ...        84,411
   249,347   12.50%, 9/25/23, Series
               93-165, Class SK, IF* ...       292,179
   511,522   14.42%, 9/25/23, Series
               93-165, Class SI, IF* ...       524,132
    40,237   22.65%, 9/25/23, Series
               G93-32, Class SA, IF* ...        41,903
   100,000   4.32%, 10/25/23, Series
               93-189, Class FB* .......        96,606
   276,977   8.78%, 10/25/23, Series
               93-199, Class SG, IF* ...       284,514
   385,147   6.50%, 11/25/23, Series
               95-19, Class Z ..........       389,468
    79,756   2.44%, 12/25/23, Series
               93-230, Class FA* .......        79,058
   200,000   6.15%, 12/25/23, Series
               95-10, Class C ..........       208,301

  Shares
    or
Principal
  Amount        Security Description         Value
----------   ---------------------------  ------------
U.S. Government Agency Mortgages, continued:
Fannie Mae, continued:
$  500,000   6.50%, 12/25/23, Series
               93-225, Class UB ........  $    530,252
   904,950   7.00%, 12/25/23, Series
               93-250, Class Z .........       972,027
   286,670   0.00%, 2/25/24, Series
               99-16, Class B, PO ......       231,143
   472,260   4.67%, 2/25/24, Series
               94-43, Class F* .........       463,529
   100,000   10.84%, 3/25/24, Series
               94-28, Class SC, IF* ....        83,834
    16,494   7.00%, 11/17/24, Series
               G94-13, Class ZB ........        16,670
   414,536   8.50%, 1/25/25, Series
               95-2, Class Z ...........       450,171
   631,577   9.00%, 4/1/25, Pool
               #506427 .................       697,055
   255,242   8.50%, 10/1/26, Pool
               #449336 .................       276,087
 2,261,459   1.84%, 3/25/27, Series
               97-20, Class IB, IO .....       143,029
   200,000   7.50%, 5/20/27, Series
               97-39, Class PD .........       214,286
   610,000   6.00%, 7/18/27, Series
               97-46, Class PL .........       626,467
   695,174   8.50%, 8/1/27, Pool
               #253605 .................       750,521
   662,415   6.00%, 12/1/28, Pool
               #454390 .................       666,698
   214,904   6.00%, 1/1/29, Pool
               #252211 .................       216,293
   187,385   6.20%, 1/25/29, Series
               98-70, Class AG .........       190,360
    59,897   4.45%, 3/1/29, Pool
               #303532* ................        60,892
   149,500   6.00%, 7/25/29, Series
               01-80, Class PE .........       153,389
 2,863,988   6.26%, 2/25/30, Series
               01-53, Class TS, IF,
               IO* .....................       331,101
   310,427   8.50%, 6/1/30, Pool
               #535442 .................       334,860
   293,980   8.50%, 1/25/31, Series
               00-52, IO ...............        47,928
   600,000   6.00%, 7/25/31, Series
               01-33, Class ID, IO .....       314,906

Continued

One Group Investment Trust Bond Portfolio
--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued
(Amounts in thousands)
(Unaudited)

ONE GROUP INVESTMENT TRUST            Semi-Annual Report           June 30, 2002


                                       39
                                                                          Report

  Shares
    or
Principal
  Amount        Security Description         Value
----------   ---------------------------  ------------
U.S. Government Agency Mortgages, continued:
Fannie Mae, continued:
$  366,671   7.00%, 11/25/31, Series
               01-61, Class Z ..........  $    375,750
 5,000,000   1.60%, 3/25/32, Series
               02-12, Class SJ, IF,
               IO* .....................       264,090
                                          ------------
                                            30,378,212
                                          ------------
Freddie Mac (24.1%):
    73,663   4.50%, 3/15/07, Series
               1295, Class JB ..........        74,482
   667,337   4.50%, 11/15/07, Series
               1404, Class FA ..........       671,171
    33,788   7.13%, 2/15/08, Series
               1465, Class SA, IF,
               IO* .....................         3,081
   171,559   0.00%, 5/15/08, Series
               1989, Class L, PO .......       168,249
    64,464   3.13%, 5/15/08, Series
               1606, Class LC* .........        64,696
   698,491   0.00%, 8/15/08, Series
               1900, Class T, PO .......       625,879
   474,925   0.00%, 8/15/08, Series
               1561, Class TA, PO ......       431,223
    28,195   6.00%, 9/15/08, Series
               1586, Class A ...........        28,826
   188,907   6.50%, 9/15/08, Series
               1587, Class H ...........       197,947
   120,806   0.00%, 10/15/08, Series
               1967, Class PC, PO ......       111,537
   268,406   7.24%, 10/15/08, Series
               1601, Class SB, IF* .....       282,062
   200,000   8.50%, 12/15/08, Series
               1625, Class SD, IF* .....       219,854
    33,700   11.47%, 12/15/08, Series
               1647, Class SB, IF* .....        36,827
   199,762   6.40%, 2/15/09, Series
               1679, Class O ...........       209,082
   125,000   10.45%, 2/15/09, Series
               1796, Class S, IF* ......       134,399
   300,000   6.00%, 2/15/10, Series
               2124, Class PB ..........       311,421
    81,649   9.00%, 6/1/10, Gold Pool
               #G10777 .................        85,435
   646,749   7.50%, 9/1/10, Gold Pool
               #E62448 .................       687,101

  Shares
    or
Principal
  Amount        Security Description         Value
----------   ---------------------------  ------------
U.S. Government Agency Mortgages, continued:
Freddie Mac, continued:
$  400,000   6.00%, 3/15/12, Series
               2115, Class PD ..........  $    416,729
   486,399   6.50%, 10/15/12, Series
               2401, Class VE ..........       511,584
   390,548   6.50%, 12/15/12, Series
               2419, Class VG ..........       410,981
   300,000   6.30%, 1/15/13, Series
               2025, Class PE ..........       316,013
   300,000   6.50%, 5/15/13, Series
               2055, Class OE ..........       317,249
   531,674   8.25%, 6/15/13, Series
               1540, Class KB* .........       540,810
   219,649   15.04%, 10/15/13, Series
               1607, Class SA, IF* .....       251,417
   400,000   6.00%, 12/15/13, Series
               2102, Class TU ..........       414,215
   750,000   6.00%, 1/15/14, Series
               2115, Class PE ..........       774,946
   239,075   6.50%, 3/15/14, Series
               2135, Class UK, IO ......        36,556
   405,069   7.00%, 5/15/14, Series
               2299, Class G ...........       426,515
   500,000   6.00%, 7/15/14, Series
               2405, Class PC ..........       516,123
   125,000   5.50%, 12/15/14, Series
               2374, Class PV ..........       125,732
   100,000   5.50%, 5/15/15, Series
               2391, Class QE ..........       100,334
 1,000,000   6.50%, 9/15/15, Series
               2353, Class PC ..........     1,037,756
   208,579   8.50%, 11/1/15, Gold Pool
               #E81720 .................       223,699
   900,000   6.50%, 8/15/16, Series
               2345, Class PQ ..........       938,326
   500,000   6.00%, 12/15/16, Series
               2394, Class MC ..........       507,827
   738,891   6.50%, 3/15/19, Series
               2134, Class PI, IO ......       147,106
    28,024   12.00%, 7/1/19, Pool
               #555238 .................        32,028
   108,380   9.50%, 7/15/19, Series 11,
               Class D .................       115,161
   127,239   10.00%, 1/1/20, Pool
               #546257 .................       144,530

Continued

One Group Investment Trust Bond Portfolio
--------------------------------------------------------------------------------

Schedule of Portfolio Investments, continued
(Amounts in thousands)
(Unaudited)

ONE GROUP INVESTMENT TRUST            Semi-Annual Report           June 30, 2002


                                       40
Report

  Shares
    or
Principal
  Amount        Security Description         Value
----------   ---------------------------  ------------
U.S. Government Agency Mortgages, continued:
Freddie Mac, continued:
$   64,264   9.50%, 4/15/20, Series 22,
               Class C .................  $     67,517
   200,000   6.50%, 6/15/20, Series
               2362, Class PD ..........       207,462
    25,168   10.00%, 6/15/20, Series 47,
               Class F .................        26,354
   200,422   10.00%, 9/1/20, Pool
               #555286 .................       227,345
    13,544   9.50%, 1/15/21, Series 99,
               Class Z .................        14,526
    41,059   6.50%, 2/15/21, Series 128,
               Class I .................        42,086
    22,210   9.00%, 4/15/21, Series
               1065, Class J ...........        24,103
   361,699   7.50%, 6/15/21, Series
               1365, Class PN ..........       365,945
   600,000   8.50%, 6/15/21, Series
               1113, Class J ...........       665,709
    64,552   4.25%, 12/15/21, Series
               1347, Class HC ..........        65,020
   500,000   0.00%, 2/15/22, Series
               1987, Class W, PO .......       434,470
   176,041   7.00%, 5/15/22, Series
               1250, Class J ...........       182,985
   325,559   8.00%, 6/15/22, Series
               1316, Class Z ...........       349,398
   562,621   7.00%, 7/15/22, Series
               1324, Class Z ...........       587,503
   402,257   7.50%, 8/15/22, Series
               1343, Class LB ..........       426,643
   345,136   8.00%, 8/15/22, Series
               1343, Class LA ..........       369,332
   296,917   6.00%, 10/15/22, Series
               1395, Class G ...........       304,177
   200,000   9.57%, 10/15/22, Series
               1394, Class ID, IF* .....       217,401
   144,000   0.00%, 11/15/22, Series
               2002, Class A, PO .......       128,298
    45,000   2.56%, 1/15/23, Series
               1603, Class IF* .........        45,394
   474,000   6.00%, 3/15/23, Series
               1629, Class PA ..........       486,043
   762,867   7.00%, 3/25/23, Series 8,
               Class ZA ................       824,377
   650,000   5.00%, 5/15/23, Series
               1798, Class F ...........       646,579

  Shares
    or
Principal
  Amount        Security Description         Value
----------   ---------------------------  ------------
U.S. Government Agency Mortgages, continued:
Freddie Mac, continued:
$  130,875   7.00%, 5/15/23, Series
               1505, Class Q ...........  $    139,530
   105,973   9.00%, 5/15/23, Series
               1614, Class VC, IF* .....       108,869
   296,302   15.66%, 5/15/23, Series
               1614, Class VB, IF* .....       311,459
    55,169   17.11%, 5/15/23, Series
               1592, Class TB, IF* .....        56,303
   143,890   4.36%, 7/15/23, Series
               1541, Class O* ..........       137,519
    95,000   22.21%, 7/15/23, Series
               1543, Class JC, IF* .....       101,303
   187,915   2.50%, 9/15/23, Series
               1584, Class FB* .........       189,882
 1,207,776   6.25%, 9/15/23, Series
               1589, Class Z ...........     1,245,829
   100,000   8.13%, 10/15/23, Series
               1689, Class SD, IF* .....       109,873
 1,344,838   22.38%, 10/15/23, Series
               1859, Class SB, IF,
               IO* .....................       249,126
   164,667   6.00%, 11/15/23, Series
               1685, Class Z ...........       165,014
     1,781   8.50%, 11/15/23, Series
               1619, Class SD, IF* .....         1,789
   153,154   10.09%, 11/15/23, Series
               1610, Class SD, IF* .....       153,596
   492,131   11.87%, 11/15/23, Series
               1632, Class SA, IF* .....       535,264
    53,793   13.27%, 11/15/23, Series
               1609, Class LG, IF* .....        57,097
   178,924   6.50%, 12/15/23, Series
               2283, Class K ...........       185,496
   174,812   0.00%, 2/15/24, Series
               1860, Class PA, PO ......       169,006
   167,418   0.00%, 2/15/24, Series
               1700, Class GA, PO ......       148,989
   460,295   0.00%, 2/15/24, Series
               1865, Class D, PO .......       366,570
   272,916   10.00%, 2/15/24, Series
               1671, Class QC, IF ......       301,960

Continued

One Group Investment Trust Bond Portfolio
--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued
(Amounts in thousands)
(Unaudited)

ONE GROUP INVESTMENT TRUST            Semi-Annual Report           June 30, 2002


                                       41
                                                                          Report

  Shares
    or
Principal
  Amount        Security Description         Value
----------   ---------------------------  ------------
U.S. Government Agency Mortgages, continued:
Freddie Mac, continued:
$  615,281   4.56%, 3/15/24, Series
               1689, Class FC* .........  $    602,272
   650,000   19.20%, 3/15/24, Series
               2033, Class SN, IF,
               IO* .....................       355,296
   250,000   0.00%, 5/15/24, Series
               2306, Class K, PO .......       197,233
   600,000   5.34%, 5/15/24, Series
               2306, Class SE, IF,
               IO* .....................       103,877
 2,100,000   6.50%, 5/15/24, Series
               1732, Class K ...........     2,166,527
   750,000   6.50%, 10/15/26, Series
               2330, Class PI, IO ......       160,974
   400,639   6.00%, 5/15/27, Series
               1981, Class Z ...........       411,513
   500,000   6.50%, 7/15/27, Series
               2137, Class TG ..........       515,320
   933,000   7.50%, 9/15/27, Series
               1987, Class PE ..........       996,718
   500,000   6.00%, 11/15/27, Series
               2132, Class PD ..........       511,805
   250,000   6.00%, 2/15/28, Series
               2143, Class CD ..........       254,855
   427,137   7.00%, 3/15/28, Series
               2038, Class PN, IO ......        70,951
   151,841   6.50%, 5/15/28, Series
               2059, Class PH ..........       153,082
   500,000   7.50%, 5/15/28, Series
               2054, Class PV ..........       537,179
   150,632   6.50%, 8/15/28, Series
               2075, Class GB ..........       151,958
    81,900   0.00%, 1/15/29, Series
               2113, Class GA, PO ......        80,553
   437,107   6.00%, 2/15/29, Series
               2121, Class GM ..........       431,748
   150,000   22.56%, 3/15/29, Series
               2132, Class SB, IF* .....       167,233
   341,642   6.50%, 6/1/29, Gold Pool
               #C00785 .................       349,717
   335,767   6.50%, 7/1/29, Gold Pool
               #C29164 .................       343,704
   435,809   8.00%, 9/15/29, Series
               2182, Class ZB ..........       476,648
   496,641   3.00%, 12/20/29, Series
               2204, Class GB* .........       490,610

  Shares
    or
Principal
  Amount        Security Description         Value
----------   ---------------------------  ------------
U.S. Government Agency Mortgages, continued:
Freddie Mac, continued:
$  458,764   7.50%, 8/15/30, Series
               2247, Class Z ...........  $    485,735
   169,906   7.50%, 10/15/30, Series
               2261, Class ZY ..........       180,784
    36,672   0.00%, 5/15/31, Series
               2318, PO ................        28,904
   106,559   8.50%, 6/15/31, Series
               2359, Class ZB ..........       135,964
   144,664   21.28%, 9/15/31, Series
               2357, Class KS, IF* .....       152,648
   250,000   6.38%, 2/15/32, Series
               2410, Class OE ..........       261,456
 2,767,654   6.81%, 2/15/32, Series
               2410, Class QX, IF,
               IO* .....................       284,591
   500,000   7.00%, 3/15/32, Series
               2423, Class MC ..........       516,732
 1,000,000   7.00%, 3/15/32, Series
               2423, Class MT ..........     1,037,819
   500,000   7.00%, 4/15/32, Series
               2436, Class MC ..........       533,630
                                          ------------
                                            37,240,086
                                          ------------
Government National Mortgage Assoc. (5.4%):
   120,000   7.00%, 8/16/13, Series
               96-22, Class VB .........       128,318
    43,671   8.00%, 9/15/22, Pool
               #297628 .................        47,062
    75,278   6.63%, 10/16/22, Series
               94-4, Class SA, IF,
               IO* .....................         3,238
   250,000   7.49%, 7/16/24, Series
               94-3, Class PQ ..........       270,447
    59,429   8.50%, 5/20/25, Pool
               #2006 ...................        64,040
   491,000   7.50%, 9/17/25, Series
               98-26, Class K ..........       530,145
   713,000   7.50%, 8/16/26, Series
               96-16, Class E ..........       768,140
   152,047   8.00%, 11/20/26, Pool
               #2324 ...................       161,875
   254,527   8.00%, 1/20/27, Pool
               #2362 ...................       270,667
   500,000   7.50%, 5/16/27, Series
               97-8, Class PN ..........       534,773
   110,653   8.00%, 5/15/28, Pool
               #460372 .................       118,039

Continued

One Group Investment Trust Bond Portfolio
--------------------------------------------------------------------------------

Schedule of Portfolio Investments, continued
(Amounts in thousands)
(Unaudited)

ONE GROUP INVESTMENT TRUST            Semi-Annual Report           June 30, 2002


                                       42
Report

  Shares
    or
Principal
  Amount        Security Description         Value
----------   ---------------------------  ------------
U.S. Government Agency Mortgages, continued:
Government National Mortgage Assoc., continued:
$   72,810   8.00%, 7/15/28, Pool
               #468066 .................  $     77,670
   129,010   7.50%, 9/15/28, Pool
               #486537 .................       136,579
   306,731   6.50%, 10/15/28, Pool
               #486631 .................       314,656
   614,365   8.00%, 11/16/29, Series
               99-41, Class Z ..........       662,223
   500,000   7.50%, 12/20/29, Series
               99-44, Class PC .........       528,020
   640,096   8.00%, 12/20/29, Series
               99-44, Class ZG .........       694,781
 2,229,812   6.31%, 1/19/30, Series
               01-4, Class SJ, IF,
               IO* .....................       193,382
   305,884   9.00%, 3/16/30, Series
               00-21, Class Z ..........       370,534
   343,426   7.75%, 9/20/30, Series
               00-26, Class Z ..........       365,624
    89,840   9.00%, 10/15/30, Pool
               #479674 .................        96,611
   800,000   7.50%, 11/16/30, Series
               00-36, Class PB .........       885,779
   187,728   9.00%, 11/16/30, Series
               00-36, Class IK, IO .....        29,470
   380,968   9.00%, 12/15/30, Pool
               #528534 .................       409,679
   358,000   8.00%, 12/20/30, Series
               00-37, Class B ..........       388,870
 3,836,295   6.21%, 8/16/31, Series
               01-36, Class S, IF,
               IO* .....................       288,382
                                          ------------
                                             8,339,004
                                          ------------
  Total U.S. Government Agency Mortgages    75,957,302
                                          ------------
U.S. Government Agency Securities (0.2%):
Fannie Mae (0.2%):
   255,000   6.25%, 2/1/11 .............       268,491
                                          ------------
  Total U.S. Government Agency
  Securities                                   268,491
                                          ------------

  Shares
    or
Principal
  Amount        Security Description         Value
----------   ---------------------------  ------------
U.S. Treasury Obligations (21.1%):
U.S. Treasury Bonds (13.8%):
$3,845,000   12.75%, 11/15/10 ..........  $  4,937,372
 4,990,000   10.38%, 11/15/12 ..........     6,415,073
 2,800,000   12.00%, 8/15/13 ...........     3,915,736
   300,000   13.25%, 5/15/14 ...........       451,852
 1,350,000   11.75%, 11/15/14 ..........     1,939,360
 2,400,000   8.75%, 5/15/17 ............     3,202,990
   200,000   7.88%, 2/15/21 ............       251,846
                                          ------------
                                            21,114,229
                                          ------------
U.S. Treasury Inflation Protected Bonds (1.3%):
 1,247,642   3.38%, 1/15/07* ...........     1,298,133
   100,000   3.88%, 1/15/09 ............       116,366
   555,552   3.63%, 4/15/28 ............       660,484
                                          ------------
                                             2,074,983
                                          ------------
U.S. Treasury Notes (0.6%):
   800,000   10.38%, 11/15/09 ..........       929,157
                                          ------------
U.S. Treasury STRIPS (5.4%):
 1,000,000   11/15/09 ..................       691,845
   500,000   11/15/14 ..................       251,559
   500,000   11/15/15 ..................       235,204
 1,900,000   11/15/15 ..................       894,935
 1,100,000   2/15/13 ...................       624,576
   500,000   2/15/14 ...................       264,638
 1,430,000   2/15/15 ...................       707,800
 3,200,000   2/15/16 ...................     1,476,386
 2,500,000   2/15/17 ...................     1,072,852
   500,000   5/15/10 ...................       340,249
 1,250,000   5/15/11 ...................       798,199
   300,000   5/15/14 ...................       156,083
   800,000   5/15/18 ...................       315,934
 1,000,000   8/15/14 ...................       511,957
                                          ------------
                                             8,342,217
                                          ------------
  Total U.S. Treasury Obligations           32,460,586
                                          ------------
Investment Companies (0.0%):
         1   One Group Prime Money
               Market Fund, Class I ....             1
                                          ------------
  Total Investment Companies                         1
                                          ------------
Total (Cost $146,271,834)(a)              $153,086,164
                                          ============

------------
Percentages indicated are based on net assets of $154,059,633.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows:

                   Unrealized appreciation .....................  $ 8,217,898
                   Unrealized depreciation .....................   (1,403,568)
                                                                  -----------
                   Net unrealized appreciation (depreciation)...  $ 6,814,330
                                                                  ===========

Aggregate cost for federal income tax purposes is substantially the same. Continued

One Group Investment Trust Bond Portfolio
--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued
(Amounts in thousands)
(Unaudited)

ONE GROUP INVESTMENT TRUST            Semi-Annual Report           June 30, 2002


                                       43
                                                                          Report

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c) Defaulted

    The Fund invests in securities whose value is derived from an underlying pool of mortgages or consumer loans. Descriptions of certain collateralized mortgage obligations are as follows:

    Inverse Floaters (IF) represent securities that pay interest at a rate that increases (decreases) with a decline (increase) in a specified index.

    Interest Only (IO) represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The face amount shown represents the par value on the underlying pool. The yields on these securities are generally higher than prevailing market yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

    High Coupon Bonds (HB) (a.k.a "IOettes") represent the right to receive interest payments on an underlying pool of mortgages with similar risks as those associated with IO securities. Unlike IOs the owner also has the right to receive a very small portion of principal. The high interest rate results from taking interest payments from other classes in the REMIC trust and allocating them to the small principal of the HB class.

    Principal Only (PO) represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

 * The interest rate for this variable rate note, which will change periodically, is based on prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio of Investments is the rate in effect as of June 30, 2002.

See notes to financial statements.

ONE GROUP INVESTMENT TRUST            Semi-Annual Report           June 30, 2002


                                       44
Report

One Group Investment Trust Government Bond Portfolio
--------------------------------------------------------------------------------

Schedule of Portfolio Investments
(Amounts in thousands)
(Unaudited)

  Shares
    or
Principal
  Amount        Security Description         Value
----------   ---------------------------  ------------
U.S. Government Agency Mortgages (59.3%):
Fannie Mae (19.1%):
$   80,825   7.00%, 9/1/03, Pool
               #359952 .................  $     82,522
   438,646   7.00%, 7/17/05, Series
               97-26, Class GD .........       450,684
    30,186   18.41%, 5/25/08, Series
               93-63, Class SB, IF* ....        32,986
   500,000   8.30%, 10/25/08, Series
               93-197, Class SC* .......       543,215
   550,000   11.28%, 12/25/08, IF* .....       565,590
 1,504,000   6.25%, 1/25/09, Series
               94-12, Class C ..........     1,584,554
   400,000   15.82%, 2/25/09, Series
               94-13, Class SM, IF* ....       462,854
   110,345   7.50%, 8/1/09, Pool
               #279759 .................       117,268
   915,340   6.13%, 5/25/11, Series
               01-12, Class VA .........       958,620
    56,062   6.50%, 11/1/11, Pool
               #356206 .................        58,603
   907,677   8.00%, 11/1/12, Pool
               #535710 .................       967,655
   500,000   6.00%, 1/17/13, Series
               98-37, Class VB .........       518,586
   724,126   7.50%, 2/1/13, Pool
               #42433 ..................       767,227
 1,304,100   6.00%, 4/1/13, Pool
               #425482 .................     1,342,751
 1,020,870   6.50%, 5/1/13, Pool
               #42433 ..................     1,064,885
 1,000,000   6.50%, 6/25/14, Series
               98-59, Class VB .........     1,043,091
   531,153   6.00%, 8/1/14, Pool
               #598032 .................       550,050
   672,230   6.50%, 9/1/14, Pool
               #E78451 .................       701,276
 2,000,000   6.00%, 9/25/14, Series
               01-71, Class QC .........     2,058,446
 2,000,000   6.00%, 10/25/14, Series
               02-12, Class PD .........     2,057,312
   640,000   6.00%, 2/25/17, Series
               02-2, Class UC ..........       647,926
 1,000,000   5.50%, 4/25/17, Series
               02-18, Class PC .........       997,676

  Shares
    or
Principal
  Amount        Security Description         Value
----------   ---------------------------  ------------
U.S. Government Agency Mortgages, continued:
Fannie Mae, continued:
$  166,281   9.50%, 6/25/18, Series
               88-16, Class B ..........  $    187,060
   750,000   7.00%, 3/25/21, Series
               01-4, Class PC ..........       793,830
   500,000   6.00%, 5/25/22, Series
               93-204, Class A .........       516,055
   451,047   8.00%, 7/25/22, Series
               G92-44, Class ZQ ........       489,690
   148,000   6.00%, 12/25/22, Series
               G92-66, Class KA ........       151,791
   750,000   0.00%, 5/25/23, Series
               93-146, Class E, PO .....       654,221
   773,582   6.50%, 7/25/23, Series
               93-183, Class M .........       796,375
    10,440   15.74%, 7/25/23, Series
               96-46, Class ST, IF* ....        10,495
   500,000   6.50%, 8/25/23, Series
               94-28, Class K ..........       526,720
   187,910   0.00%, 9/25/23, Series
               93-205, Class H, PO .....       154,175
   245,000   7.00%, 9/25/23, Series
               93-155, Class PJ ........       262,861
 1,604,890   0.00%, 10/25/23, Series
               93-241, Class PG, PO ....     1,584,038
 1,388,002   6.50%, 12/25/23, Series
               93-223, Class PZ ........     1,415,777
 1,266,930   7.00%, 12/25/23, Series
               93-250, Class Z .........     1,360,838
   150,000   5.00%, 2/25/24, Series
               94-76, Class H ..........       154,241
 1,400,000   6.50%, 3/25/24, Series
               94-37, Class L ..........     1,427,859
   204,265   6.50%, 9/1/25, Pool
               #250375 .................       209,853
   388,274   6.50%, 5/1/26, Pool
               #338417 .................       398,657
   257,808   6.50%, 8/18/28, Series
               98-46, Class GZ .........       259,534
 1,250,000   6.25%, 2/25/29, Series
               94-W4, Class A9 .........     1,244,172
   861,961   0.00%, 6/25/29, Series
               01-11, Class AP, PO .....       776,022

Continued

One Group Investment Trust Government Bond Portfolio
--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued
(Amounts in thousands)
(Unaudited)

ONE GROUP INVESTMENT TRUST            Semi-Annual Report           June 30, 2002


                                       45
                                                                          Report

  Shares
    or
Principal
  Amount        Security Description         Value
----------   ---------------------------  ------------
U.S. Government Agency Mortgages, continued:
Fannie Mae, continued:
$  631,126   7.50%, 3/1/30, Pool
               #524949 .................  $    662,877
   428,247   7.50%, 8/1/30, Pool
               #5478301 ................       449,791
 3,000,000   6.00%, 7/25/31, Series
               01-33, Class ID, IO .....     1,574,532
                                          ------------
                                            33,635,241
                                          ------------
Freddie Mac (33.0%):
 1,424,775   0.00%, 8/15/08, Series
               1561, Class TA, PO ......     1,293,668
   500,000   10.55%, 11/15/08, Series
               1604, Class MB, IF* .....       538,818
   500,000   10.82%, 12/15/08, Series
               1625, Class SC, IF* .....       538,970
    47,912   8.50%, 12/1/09, Pool
               #E20150 .................        51,311
   351,563   9.00%, 12/1/09, Pool
               #256360 .................       374,296
 1,358,173   7.50%, 9/1/10, Gold Pool
               #E62448 .................     1,442,913
   350,252   7.00%, 2/1/11, Pool
               #E63959 .................       369,895
   900,229   6.00%, 6/15/11, Series
               2366, Class VG ..........       941,448
 2,100,000   6.00%, 8/15/13, Series
               2170, Class PE ..........     2,185,059
   688,081   5.00%, 12/1/13, Gold Pool
               #E73637 .................       699,910
   770,159   5.50%, 3/1/14, Gold Pool
               #E75738 .................       783,221
   800,322   5.00%, 4/1/14, Gold Pool
               #E00667 .................       814,080
   277,314   6.00%, 4/1/14, Gold Pool
               #E76438 .................       285,645
   416,000   6.50%, 5/15/14, Series
               2288, Class VB ..........       431,469
   602,959   6.50%, 6/1/14, Gold Pool
               #E00678 .................       627,914
 1,250,000   6.50%, 8/15/16, Series
               2345, Class PQ ..........     1,303,230
   500,000   6.00%, 2/15/17, Series
               2108, Class VB ..........       515,184
 1,500,000   6.50%, 1/15/22, Series
               2149, Class TR ..........     1,555,654
 1,609,029   8.00%, 8/15/22, Series
               1343, Class LA ..........     1,721,830
 1,167,000   6.50%, 11/15/22, Series
               1552, Class HB ..........     1,229,701

  Shares
    or
Principal
  Amount        Security Description         Value
----------   ---------------------------  ------------
U.S. Government Agency Mortgages, continued:
Freddie Mac, continued:
$  959,000   6.50%, 9/15/23, Series
               1584, Class L ...........  $    987,604
 1,000,000   6.50%, 9/15/23, Series
               1577, Class PV ..........     1,031,567
   333,000   6.50%, 11/15/23, Series
               1621, Class K ...........       343,827
   546,700   6.00%, 12/15/23, Series
               1629, Class OB ..........       526,335
   669,711   6.50%, 12/15/23, Series
               1633, Class Z ...........       679,437
 3,287,252   6.10%, 3/15/24, Series
               1710, Class Z ...........     3,371,241
   201,000   6.50%, 3/15/24, Series
               1694, Class PK ..........       208,636
   853,556   6.50%, 3/15/24, Series
               1692, Class ZA ..........       848,546
 1,000,000   8.50%, 4/15/24, Series
               1761, Class J ...........     1,045,591
   121,490   8.00%, 9/1/24, Pool
               #D55955 .................       130,168
   500,000   6.50%, 2/15/25, Series
               1921, Class D ...........       523,300
   573,771   6.50%, 11/1/25, Pool
               #D65545 .................       589,808
   690,607   6.00%, 4/1/26, Pool
               #D70244 .................       698,978
   345,000   6.50%, 10/17/26, Series
               1985, Class PL ..........       360,505
   914,611   6.11%, 1/1/27, Pool
               #611141* ................       937,046
 1,817,000   6.00%, 2/15/27, Series
               2091, Class PF ..........     1,864,109
 2,285,000   6.25%, 4/15/27, Series
               2018, Class PE ..........     2,331,012
   875,000   7.00%, 10/15/27, Series
               1999, Class PU ..........       931,591
 1,000,000   6.00%, 11/15/27, Series
               2132, Class PD ..........     1,023,611
 1,000,000   6.50%, 1/15/28, Series
               2137, Class TM ..........     1,031,836
 1,500,000   5.75%, 2/15/28, Series
               2110, Class D ...........     1,476,029
   120,000   6.00%, 2/15/28, Series
               2126, Class TD ..........       122,543
 2,500,000   7.00%, 2/15/28, Series
               2031, Class PG ..........     2,633,652

Continued

One Group Investment Trust Government Bond Portfolio
--------------------------------------------------------------------------------

Schedule of Portfolio Investments, continued
(Amounts in thousands)
(Unaudited)

ONE GROUP INVESTMENT TRUST            Semi-Annual Report           June 30, 2002


                                       46
Report

  Shares
    or
Principal
  Amount        Security Description         Value
----------   ---------------------------  ------------
U.S. Government Agency Mortgages, continued:
Freddie Mac, continued:
$1,500,000   6.95%, 3/15/28, Series
               2035, Class PC ..........  $  1,582,395
   129,638   8.50%, 7/1/28, Gold Pool
               #G00981 .................       139,562
 1,000,000   6.50%, 10/25/28, Series
               98-64, Class TM .........     1,019,901
   750,000   6.00%, 11/15/28, Series
               2095, Class PE ..........       744,242
 2,479,734   6.50%, 2/1/29, Gold Pool
               #C22459 .................     2,542,709
 2,127,873   6.50%, 6/1/29, Gold Pool
               #C00785 .................     2,178,172
   515,000   7.00%, 8/15/29, Series
               2178, Class PB ..........       542,324
   394,230   5.89%, 4/1/30, Pool
               #846812* ................       404,149
   244,209   7.35%, 10/15/30, Series
               2259, Class ZC ..........       255,388
   192,855   0.00%, 5/15/31, Series
               2318, PO ................       152,003
 1,000,000   6.50%, 10/15/31, Series
               2367, Class ME ..........     1,014,049
   987,329   6.00%, 2/1/32, Gold Pool
               #C01292 .................       986,826
 4,990,150   6.50%, 4/1/32, Pool
               #C66034 .................     5,099,455
                                          ------------
                                            58,062,363
                                          ------------
Government National Mortgage Assoc. (7.2%):
   136,384   7.50%, 5/15/23, Pool
               #326977 .................       145,144
   110,517   7.50%, 6/15/23, Pool
               #359588 .................       117,616
    97,237   9.00%, 11/15/24, Pool
               #780029 .................       107,423
   142,217   7.50%, 9/15/25, Pool
               #336427 .................       151,082
   300,000   6.50%, 9/16/25, Series
               96-6, Class PK ..........       309,311
    48,959   7.00%, 12/15/25, Pool
               #405535 .................        51,137
 1,321,704   8.00%, 11/20/26, Pool
               #2324 ...................     1,407,142
   102,087   7.50%, 12/20/26, Pool
               #2341 ...................       107,976
   500,000   6.50%, 6/20/27, Series
               97-19, Class PJ .........       519,926
   102,750   6.75%, 7/20/27, Pool
               #80094* .................       106,026

  Shares
    or
Principal
  Amount        Security Description         Value
----------   ---------------------------  ------------
U.S. Government Agency Mortgages, continued:
Government National Mortgage Assoc., continued:
$   99,709   8.00%, 10/15/27, Pool
               #412336 .................  $    106,461
   464,159   8.00%, 10/15/27, Pool
               #451507 .................       495,590
   215,590   7.00%, 11/15/27, Pool
               #412369 .................       224,769
   256,568   6.50%, 3/15/28, Pool
               #467705 .................       263,197
   263,663   7.00%, 4/15/28, Pool
               #472543 .................       274,582
   244,881   7.00%, 6/15/28, Pool
               #472679 .................       255,023
   133,848   6.50%, 9/15/28, Pool
               #467225 .................       137,306
 2,000,000   7.50%, 9/16/28, Series
               99-33B, Class PQ ........     2,126,183
 1,000,000   6.50%, 9/20/28, Series
               98-22, Class PD .........     1,008,055
   500,000   6.00%, 5/20/29, Series
               99-17, Class L ..........       493,199
   648,959   7.75%, 7/15/30, Pool
               #518078 .................       688,219
 2,500,000   6.50%, 3/16/31, Series
               01-10, Class PE .........     2,550,608
 1,000,000   6.50%, 12/20/31, Series
               01-64, Class PB .........     1,009,422
                                          ------------
                                            12,655,397
                                          ------------
  Total U.S. Government Agency Mortgages   104,353,001
                                          ------------
U.S. Government Agency Securities (11.9%):
Fannie Mae (2.2%):
 3,000,000   0.00%, 10/9/19 ............     1,037,133
 6,000,000   0.00%, 9/23/20 ............     1,819,044
   630,000   0.00%, 3/23/28 ............       118,488
 1,860,538   6.50%, 8/25/29 ............       967,332
                                          ------------
                                             3,941,997
                                          ------------
Federal Farm Credit Bank (0.9%):
 1,500,000   6.75%, 7/7/09 .............     1,664,952
                                          ------------
Federal Home Loan Bank (5.1%):
 3,000,000   5.25%, 8/15/06 ............     3,121,290
 1,000,000   5.90%, 3/26/09, Series
               EH09 ....................     1,061,072
 4,500,000   5.75%, 8/15/11 ............     4,653,607
                                          ------------
                                             8,835,969
                                          ------------
Financial Corporation STRIPS (0.8%):
 4,000,000   12/6/18 ...................     1,422,020
                                          ------------

Continued

One Group Investment Trust Government Bond Portfolio
--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued
(Amounts in thousands)
(Unaudited)

ONE GROUP INVESTMENT TRUST            Semi-Annual Report           June 30, 2002


                                       47
                                                                          Report

  Shares
    or
Principal
  Amount        Security Description         Value
----------   ---------------------------  ------------
U.S. Government Agency Securities, continued:
Resolution Funding Corporation (1.7%):
$4,000,000   Principal STRIPS,
               7/15/20 .................  $  1,297,424
 2,000,000   Principal STRIPS,
               1/15/20 .................       670,044
 1,000,000   Principal STRIPS,
               10/15/17 ................       391,430
 2,000,000   Principal STRIPS,
               11/2/18 .................       716,006
                                          ------------
                                             3,074,904
                                          ------------
Tennessee Valley Authority (1.2%):
 2,000,000   6.00%, 3/15/13 ............     2,082,344
                                          ------------
  Total U.S. Government Agency
  Securities                                21,022,186
                                          ------------
U.S. Treasury Obligations (24.4%):
U.S. Treasury Bonds (6.8%):
   200,000   6.00%, 8/15/09 ............       217,320
 2,800,000   10.38%, 11/15/12 ..........     3,599,642
 2,700,000   7.25%, 5/15/16 ............     3,182,946
 2,000,000   9.13%, 5/15/18 ............     2,764,846
 1,250,000   8.13%, 8/15/19 ............     1,601,511
   650,000   6.13%, 11/15/27 ...........       687,556
                                          ------------
                                            12,053,821
                                          ------------
U.S. Treasury Inflation Protected Bonds (4.3%):
 6,673,920   3.63%, 1/15/08 ............     6,988,849
   500,000   3.50%, 1/15/11 ............       534,695
                                          ------------
                                             7,523,544
                                          ------------
U.S. Treasury Notes (8.4%):
 1,500,000   5.50%, 1/31/03 ............     1,532,406
 1,000,000   6.88%, 5/15/06 ............     1,110,510

  Shares
    or
Principal
  Amount        Security Description         Value
----------   ---------------------------  ------------
U.S. Treasury Obligations, continued:
U.S. Treasury Notes, continued:
$3,500,000   3.50%, 11/15/06 ...........  $  3,438,754
 5,000,000   6.13%, 8/15/07 ............     5,451,279
   500,000   10.38%, 11/15/09 ..........       580,723
 2,500,000   5.00%, 8/15/11 ............     2,535,505
                                          ------------
                                            14,649,177
                                          ------------
U.S. Treasury STRIPS (4.9%):
   975,000   10/15/08 ..................       727,989
 4,000,000   11/15/09 ..................     2,767,379
 3,000,000   2/15/15 ...................     1,484,895
 7,000,000   5/15/20 ...................     2,429,322
 2,500,000   8/15/14 ...................     1,279,893
                                          ------------
                                             8,689,478
                                          ------------
  Total U.S. Treasury Obligations           42,916,020
                                          ------------
Investment Companies (3.7%):
 6,573,613   One Group Government Money
               Market Fund, Class I ....     6,573,613
                                          ------------
  Total Investment Companies                 6,573,613
                                          ------------
Total (Cost $167,878,186)(a)              $174,864,820
                                          ============

------------
Percentages indicated are based on net assets of $176,133,647.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows:

                   Unrealized appreciation.........................  $7,334,873
                   Unrealized depreciation.........................    (348,239)
                                                                     ----------
                   Net unrealized appreciation (depreciation)......  $6,986,634
                                                                     ==========

Aggregate cost for federal income tax purposes is substantially the same.

  The Fund invests in securities whose value is derived from an underlying pool of mortgages or consumer loans. Descriptions of certain collateralized mortgage obligations are as follows:

  Inverse Floaters (IF) represent securities that pay interest at a rate that increases (decreases) with a decline (increase) in a specified index.

  Interest Only (IO) represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The face amount shown represents the par value on the underlying pool. The yields on these securities are generally higher than prevailing market yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably

  Principal Only (PO) represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

* The interest rate for this variable rate note, which will change periodically, is based on prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio of Investments is the rate in effect as of June 30, 2002.
See notes to financial statements.

ONE GROUP INVESTMENT TRUST            Semi-Annual Report           June 30, 2002


                                       48
Report

Investment Trust Semi-Annual Report
--------------------------------------------------------------------------------

Statements of Assets and Liabilities
(Unaudited)

                                Mid Cap         Mid Cap      Diversified     Large Cap      Diversified
                                 Growth          Value         Mid Cap         Growth          Equity
                               Portfolio       Portfolio      Portfolio      Portfolio       Portfolio
                              ------------    -----------    -----------    ------------    ------------
Assets:
Investments, at cost .......  $177,968,817    $85,384,563    $50,615,774    $273,739,264    $148,896,560
Unrealized appreciation
  (depreciation) from
  investments ..............    (5,608,283)     3,035,594       (312,753)    (68,968,151)    (24,495,685)
                              ------------    -----------    -----------    ------------    ------------
Investments, at value ......   172,360,534     88,420,157     50,303,021     204,771,113     124,400,875
Cash .......................       508,169             --             --             460             477
Interest and dividends
  receivable ...............        43,278         85,916         44,614         163,268         120,961
Receivable from brokers for
  investments sold .........       160,527        154,255        104,711          50,744              --
Collateral received for
  securities on loan .......    15,466,061      3,928,598      4,067,104      11,598,769       4,263,343
Prepaid expenses ...........         2,904          1,262            782           4,214           2,074
                              ------------    -----------    -----------    ------------    ------------
Total Assets ...............   188,541,473     92,590,188     54,520,232     216,588,568     128,787,730
                              ------------    -----------    -----------    ------------    ------------
Liabilities:
Cash overdraft .............            --        204,178         78,912              --              --
Payable to brokers for
  investments purchased ....       462,049        141,875             --          62,400              --
Payable for return of
  collateral received for
  securities on loan .......    15,466,061      3,928,598      4,067,104      11,598,769       4,263,343
Accrued expenses and other
  payables:
  Investment advisory
    fees ...................        95,712         54,708         30,969         113,142          76,258
  Administration fees ......        21,978         10,993          6,321          26,210          15,351
  Other ....................        27,340         13,954         12,359          35,284          17,434
                              ------------    -----------    -----------    ------------    ------------
Total Liabilities ..........    16,073,140      4,354,306      4,195,665      11,835,805       4,372,386
                              ------------    -----------    -----------    ------------    ------------
Capital ....................   211,544,582     82,167,771     52,943,738     357,423,232     154,888,790
Undistributed (distributions
  in excess of) net
  investment income ........      (426,037)       232,209         27,858         (52,847)        331,180
Accumulated undistributed
  net realized gains
  (losses) from investments
  and futures ..............   (33,041,929)     2,800,308     (2,334,276)    (83,649,471)     (6,308,941)
Net unrealized appreciation
  (depreciation) from
  investments and
  futures ..................    (5,608,283)     3,035,594       (312,753)    (68,968,151)    (24,495,685)
                              ------------    -----------    -----------    ------------    ------------
Net Assets: ................  $172,468,333    $88,235,882    $50,324,567    $204,752,763    $124,415,344
                              ============    ===========    ===========    ============    ============
Outstanding Units of
  Beneficial Interest
  (Shares): ................    12,562,744      7,216,618      3,668,042      18,838,077       9,783,312
                              ============    ===========    ===========    ============    ============
Net Asset Value ............  $      13.73    $     12.23    $     13.72    $      10.87    $      12.72
                              ============    ===========    ===========    ============    ============

See notes to financial statements.

Investment Trust Semi-Annual Report
--------------------------------------------------------------------------------
Statements of Assets and Liabilities
(Unaudited)

ONE GROUP INVESTMENT TRUST            Semi-Annual Report           June 30, 2002


                                       49
                                                                          Report

                                               Equity                                        Government
                                               Index          Balanced          Bond            Bond
                                             Portfolio       Portfolio       Portfolio       Portfolio
                                            ------------    ------------    ------------    ------------
Assets:
Investments, at cost .....................  $124,977,121    $194,541,669    $146,271,834    $167,878,186
Unrealized appreciation (depreciation)
  from investments .......................   (28,824,689)    (15,459,502)      6,814,330       6,986,634
                                            ------------    ------------    ------------    ------------
Investments, at value ....................    96,152,432     179,082,167     153,086,164     174,864,820
Interest and dividends receivable ........       121,332         886,201       1,428,398       1,320,752
Receivable from brokers for investments
  sold ...................................            --             968          19,883          43,335
Collateral received for securities on
  loan ...................................     5,084,722       9,969,694      11,246,351       8,499,115
Prepaid expenses .........................         1,656           3,318           2,306           2,648
                                            ------------    ------------    ------------    ------------
Total Assets .............................   101,360,142     189,942,348     165,783,102     184,730,670
                                            ------------    ------------    ------------    ------------
Liabilities:
Cash overdraft ...........................       148,744         111,317         372,195              --
Payable to brokers for investments
  purchased ..............................        26,667              --              --              --
Payable for return of collateral received
  for securities on loan .................     5,084,722       9,969,694      11,246,351       8,499,115
Net payable for variation margin on
  futures contracts ......................         1,900              --              --              --
Accrued expenses and other payables:
  Investment advisory fees ...............        24,298         105,462          73,301          64,050
  Administration fees ....................        11,339          22,395          19,172          21,141
  Other ..................................        25,782          21,006          12,450          12,717
                                            ------------    ------------    ------------    ------------
Total Liabilities ........................     5,323,452      10,229,874      11,723,469       8,597,023
                                            ------------    ------------    ------------    ------------
Capital ..................................   128,340,478     195,561,189     142,907,774     165,191,282
Undistributed (distributions in excess of)
  net investment income ..................       495,445       2,450,430       4,374,994       4,361,578
Accumulated undistributed net realized
  gains (losses) from investments and
  futures ................................    (3,861,014)     (2,839,643)        (37,465)       (405,847)
Net unrealized appreciation (depreciation)
  from investments and futures ...........   (28,938,219)    (15,459,502)      6,814,330       6,986,634
                                            ------------    ------------    ------------    ------------
Net Assets: ..............................  $ 96,036,690    $179,712,474    $154,059,633    $176,133,647
                                            ============    ============    ============    ============
Outstanding Units of Beneficial Interest
  (Shares): ..............................    11,178,594      13,482,405      13,752,091      15,762,310
                                            ============    ============    ============    ============
Net Asset Value ..........................  $       8.59    $      13.33    $      11.20    $      11.17
                                            ============    ============    ============    ============

See notes to financial statements.

ONE GROUP INVESTMENT TRUST            Semi-Annual Report           June 30, 2002


                                       50
Report

Investment Trust Semi-Annual Report
--------------------------------------------------------------------------------

Statements of Operations
(Unaudited)

                                   Mid Cap        Mid Cap      Diversified     Large Cap      Diversified
                                    Growth         Value         Mid Cap         Growth          Equity
                                  Portfolio      Portfolio      Portfolio      Portfolio       Portfolio
                                 ------------    ----------    -----------    ------------    ------------
Investment Income:
Interest income ...............  $        573    $      989    $       789    $        304    $      5,206
Dividend income ...............       351,838       646,380        275,954         925,219         923,906
Income from securities
  lending .....................         6,478         4,051          3,117           3,342           2,151
                                 ------------    ----------    -----------    ------------    ------------
Total Income ..................       358,889       651,420        279,860         928,865         931,263
                                 ------------    ----------    -----------    ------------    ------------
Expenses:
Investment advisory fees ......       613,171       327,341        193,921         772,191         481,524
Administration fees ...........       139,933        65,581         38,855         176,438          96,494
Legal and audit fees ..........         7,161         4,603          3,778           5,548           5,746
Custodian fees ................        13,424        15,897         12,721          10,657          10,729
Insurance fees ................         2,453         1,065            660           3,557           1,750
Printing and mailing costs ....         6,833         2,991          1,827           9,398           4,938
Transfer agent fees ...........         3,388         3,297          3,297           2,164           3,119
Trustees' fees and expenses ...         2,107           947            573           1,812           1,449
Other fees ....................           300            94             57              78             140
                                 ------------    ----------    -----------    ------------    ------------
Total expenses before
  waivers .....................       788,770       421,816        255,689         981,843         605,889
Less waivers ..................        (8,556)       (3,724)        (6,748)        (10,449)        (10,523)
                                 ------------    ----------    -----------    ------------    ------------
Net Expenses ..................       780,214       418,092        248,941         971,394         595,366
                                 ------------    ----------    -----------    ------------    ------------
Net Investment Income (Loss)...  $   (421,325)   $  233,328    $    30,919    $    (42,529)   $    335,897
                                 ------------    ----------    -----------    ------------    ------------
Realized/Unrealized Gains
  (Losses) from Investments:
Net realized gains (losses)
  from investment
  transactions ................  $(15,521,264)   $3,414,759    $(1,719,264)   $(15,100,421)   $ (3,031,817)
Net change in unrealized
  appreciation (depreciation)
  from investment
  transactions ................    (5,701,548)   (2,074,568)    (1,148,417)    (38,836,593)    (17,649,993)
                                 ------------    ----------    -----------    ------------    ------------
Net realized/unrealized gains
  (losses) on investments .....   (21,222,812)    1,340,191     (2,867,681)    (53,937,014)    (20,681,810)
                                 ------------    ----------    -----------    ------------    ------------
Change in net assets resulting
  from operations .............  $(21,644,137)   $1,573,519    $(2,836,762)   $(53,979,543)   $(20,345,913)
                                 ============    ==========    ===========    ============    ============

See notes to financial statements.

Investment Trust Semi-Annual Report
--------------------------------------------------------------------------------
Statements of Operations
(Unaudited)

ONE GROUP INVESTMENT TRUST            Semi-Annual Report           June 30, 2002


                                       51
                                                                          Report

                                                    Equity                                     Government
                                                    Index          Balanced         Bond          Bond
                                                  Portfolio       Portfolio      Portfolio      Portfolio
                                                 ------------    ------------    ----------    -----------
Investment Income:
Interest income................................  $      1,804    $  2,461,832    $4,905,350    $4,789,777
Dividend income................................       750,288         822,242        18,119        66,510
Income from securities lending.................         3,899           9,496         9,506        17,083
                                                 ------------    ------------    ----------    ----------
Total Income...................................       755,991       3,293,570     4,932,975     4,873,370
                                                 ------------    ------------    ----------    ----------
Expenses:
Investment advisory fees.......................       154,547         667,788       444,221       366,086
Administration fees............................        72,121         141,421       109,762       120,588
Legal and audit fees...........................         5,073           6,939         5,890         6,354
Custodian fees.................................        19,424          15,328        11,344         6,705
Insurance fees.................................         1,398           2,801         1,946         2,235
Printing and mailing costs.....................         3,694           6,595         4,801         5,458
Transfer agent fees............................         3,352           3,348         3,383         3,349
Trustees' fees and expenses....................         1,152           2,149         1,579         1,740
Other fees.....................................           138             255            76           208
                                                 ------------    ------------    ----------    ----------
Total expenses before waivers..................       260,899         846,624       583,002       512,723
Less waivers...................................        (2,669)         (9,083)      (27,401)       (3,399)
                                                 ------------    ------------    ----------    ----------
Net Expenses...................................       258,230         837,541       555,601       509,324
                                                 ------------    ------------    ----------    ----------
Net Investment Income (Loss)...................  $    497,761    $  2,456,029    $4,377,374    $4,364,046
                                                 ------------    ------------    ----------    ----------
Realized/Unrealized Gains (Losses) from
  Investments and Futures:
Net realized gains (losses) from investment and
  futures transactions.........................  $ (1,589,165)   $ (2,729,286)   $  (37,465)   $   43,129
Net change in unrealized appreciation
  (depreciation) from investments and futures
  transactions.................................   (13,495,357)    (15,064,600)    1,769,649     3,942,978
                                                 ------------    ------------    ----------    ----------
Net realized/unrealized gains (losses) on
  investments and futures......................   (15,084,522)    (17,793,886)    1,732,184     3,986,107
                                                 ------------    ------------    ----------    ----------
Change in net assets resulting from
  operations...................................  $(14,586,761)   $(15,337,857)   $6,109,558    $8,350,153
                                                 ============    ============    ==========    ==========

See notes to financial statements.

ONE GROUP INVESTMENT TRUST            Semi-Annual Report           June 30, 2002


                                       52
Report

Investment Trust Semi-Annual Report
--------------------------------------------------------------------------------

Statements of Changes in Net Assets
(Unaudited)

                                       Mid Cap Growth                    Mid Cap Value                  Diversified Mid Cap
                                         Portfolio                         Portfolio                         Portfolio
                               ------------------------------    ------------------------------    ------------------------------
                                 Six Months       Year Ended       Six Months       Year Ended       Six Months       Year Ended
                               Ended June 30,    December 31,    Ended June 30,    December 31,    Ended June 30,    December 31,
                                    2002             2001             2002             2001             2002             2001
                               --------------    ------------    --------------    ------------    --------------    ------------
                                (Unaudited)                       (Unaudited)                       (Unaudited)
From Investment Activities:
Operations:
   Net investment income
     (loss) .................   $   (421,325)    $   (683,007)    $   233,328      $   493,550      $    30,919      $   112,769
   Net realized gains
     (losses) from
     investments ............    (15,521,264)     (15,280,358)      3,414,759        5,024,949       (1,719,264)        (442,028)
   Net change in unrealized
     appreciation
     (depreciation) from
     investments ............     (5,701,548)      (6,272,551)     (2,074,568)      (2,057,341)      (1,148,417)      (1,206,197)
                                ------------     ------------     -----------      -----------      -----------      -----------
Change in net assets
 resulting from operations...    (21,644,137)     (22,235,916)      1,573,519        3,461,158       (2,836,762)      (1,535,456)
                                ------------     ------------     -----------      -----------      -----------      -----------
Distributions to
 Shareholders:
   From net investment
     income .................             --               --              --         (495,658)              --         (115,293)
   From net realized gains
     from investment
     transactions ...........             --      (31,042,002)     (5,044,145)      (4,933,663)              --       (6,252,982)
                                ------------     ------------     -----------      -----------      -----------      -----------
Change in net assets from
 shareholder distributions...             --      (31,042,002)     (5,044,145)      (5,429,321)              --       (6,368,275)
                                ------------     ------------     -----------      -----------      -----------      -----------
Capital Transactions:
   Proceeds from shares
     issued .................      5,614,512       21,203,974       7,914,798       21,703,157        4,352,814       15,095,430
   Dividends reinvested .....             --       31,042,002       5,168,204        5,437,247           21,606        6,381,334
   Cost of shares
     redeemed ...............     (4,209,840)      (9,330,084)     (3,707,096)      (7,998,474)      (1,997,877)      (5,341,769)
                                ------------     ------------     -----------      -----------      -----------      -----------
Change in net assets from
 capital transactions .......      1,404,672       42,915,892       9,375,906       19,141,930        2,376,543       16,134,995
                                ------------     ------------     -----------      -----------      -----------      -----------
Change in net assets ........    (20,239,465)     (10,362,026)      5,905,280       17,173,767         (460,219)       8,231,264
                                ------------     ------------     -----------      -----------      -----------      -----------
Net Assets:
   Beginning of period ......    192,707,798      203,069,824      82,330,602       65,156,835       50,784,786       42,553,522
                                ------------     ------------     -----------      -----------      -----------      -----------
   End of period ............   $172,468,333     $192,707,798     $88,235,882      $82,330,602      $50,324,567      $50,784,786
                                ============     ============     ===========      ===========      ===========      ===========
Share Transactions:
   Issued ...................        368,554        1,313,647         612,718        1,724,733          296,993        1,017,984
   Reinvested ...............             --        2,218,864         396,605          466,355            1,491          474,499
   Redeemed .................       (279,004)        (623,440)       (287,968)        (645,388)        (136,238)        (373,016)
                                ------------     ------------     -----------      -----------      -----------      -----------
Change in Shares ............         89,550        2,909,071         721,355        1,545,700          162,246        1,119,467
                                ============     ============     ===========      ===========      ===========      ===========

See notes to financial statements.

Investment Trust Semi-Annual Report
--------------------------------------------------------------------------------
Statements of Changes in Net Assets
(Unaudited)

ONE GROUP INVESTMENT TRUST            Semi-Annual Report           June 30, 2002


                                       53
                                                                          Report

                                     Large Cap Growth                  Diversified Equity                   Equity Index
                                         Portfolio                         Portfolio                         Portfolio
                              -------------------------------    ------------------------------    ------------------------------
                                Six Months       Year Ended        Six Months       Year Ended       Six Months       Year Ended
                              Ended June 30,    December 31,     Ended June 30,    December 31,    Ended June 30,    December 31,
                                   2002             2001              2002             2001             2002             2001
                              --------------    -------------    --------------    ------------    --------------    ------------
                               (Unaudited)                        (Unaudited)                       (Unaudited)
From Investment Activities:
Operations:
   Net investment income
     (loss) ................   $    (42,529)    $    (166,862)    $    335,897     $    578,753     $    497,761     $    885,626
   Net realized gains
     (losses) from
     investments and
     futures ...............    (15,100,421)    $ (64,698,256)      (3,031,817)      (2,455,509)      (1,589,165)      (1,324,539)
   Net change in unrealized
     appreciation
     (depreciation) from
     investments and
     futures ...............    (38,836,593)    $  (1,857,771)     (17,649,993)     (10,579,228)     (13,495,357)     (12,424,253)
                               ------------     -------------     ------------     ------------     ------------     ------------
Change in net assets
 resulting from
 operations ................    (53,979,543)    $ (66,722,889)     (20,345,913)     (12,455,984)     (14,586,761)     (12,863,166)
                               ------------     -------------     ------------     ------------     ------------     ------------
Distributions to
 Shareholders:
   From net investment
     income ................             --                --               --         (578,340)              --         (884,519)
   From net realized gains
     from investment
     transactions ..........             --       (37,580,507)              --               --               --               --
                               ------------     -------------     ------------     ------------     ------------     ------------
Change in net assets from
 shareholder
 distributions .............             --       (37,580,507)              --         (578,340)              --         (884,519)
                               ------------     -------------     ------------     ------------     ------------     ------------
Capital Transactions:
   Proceeds from shares
     issued ................      8,854,066        23,373,386       18,057,737       43,818,255       10,005,868       25,933,695
   Dividends reinvested ....             --        37,580,507          168,294          540,112          249,788          856,749
   Cost of shares
     redeemed ..............     (9,679,086)      (24,695,214)      (3,473,904)     (10,833,718)      (3,933,042)      (5,047,368)
                               ------------     -------------     ------------     ------------     ------------     ------------
Change in net assets from
 capital transactions ......       (825,020)       36,258,679       14,752,127       33,524,649        6,322,614       21,743,076
                               ------------     -------------     ------------     ------------     ------------     ------------
Change in net assets .......    (54,804,563)      (68,044,717)      (5,593,786)      20,490,325       (8,264,147)       7,995,391
                               ------------     -------------     ------------     ------------     ------------     ------------
Net Assets:
   Beginning of period .....    259,557,326       327,602,043      130,009,131      109,518,806      104,300,837       96,305,446
                               ------------     -------------     ------------     ------------     ------------     ------------
   End of period ...........   $204,752,763     $ 259,557,326     $124,415,345     $130,009,131     $ 96,036,690     $104,300,837
                               ============     =============     ============     ============     ============     ============
Share Transactions:
   Issued ..................        716,217         1,557,718        1,286,771        2,870,962        1,046,531        2,510,223
   Reinvested ..............             --         2,684,321           11,303           36,025           25,180           84,380
   Redeemed ................       (781,220)       (1,658,873)        (246,434)        (718,613)        (410,953)        (511,239)
                               ------------     -------------     ------------     ------------     ------------     ------------
Change in Shares ...........        (65,003)        2,583,166        1,051,640        2,188,374          660,758        2,083,364
                               ============     =============     ============     ============     ============     ============

See notes to financial statements.

Investment Trust Semi-Annual Report
--------------------------------------------------------------------------------

Statements of Changes in Net Assets
(Unaudited)

ONE GROUP INVESTMENT TRUST            Semi-Annual Report           June 30, 2002


                                       54
Report

                                          Balanced                            Bond                        Government Bond
                                         Portfolio                         Portfolio                         Portfolio
                               ------------------------------    ------------------------------    ------------------------------
                                 Six Months       Year Ended       Six Months       Year Ended       Six Months       Year Ended
                               Ended June 30,    December 31,    Ended June 30,    December 31,    Ended June 30,    December 31,
                                    2002             2001             2002             2001             2002             2001
                               --------------    ------------    --------------    ------------    --------------    ------------
                                (Unaudited)                       (Unaudited)                       (Unaudited)
From Investment Activities:
Operations:
   Net investment income
     (loss) .................   $  2,456,029     $  5,243,312     $  4,377,374     $  8,167,356     $  4,364,046     $  7,848,692
   Net realized gains
     (losses) from
     investments ............     (2,729,286)         237,354          (37,465)         495,361           43,129          439,528
   Net change in unrealized
     appreciation
     (depreciation) from
     investments ............    (15,064,600)     (13,388,679)       1,769,649        1,838,276        3,942,978          260,934
                                ------------     ------------     ------------     ------------     ------------     ------------
Change in net assets
 resulting from operations...    (15,337,857)      (7,908,013)       6,109,558       10,500,993        8,350,153        8,549,154
                                ------------     ------------     ------------     ------------     ------------     ------------
Distributions to
 Shareholders:
   From net investment
     income .................         (9,877)      (5,183,643)         (29,088)      (8,065,187)         (23,324)      (7,780,895)
   From net realized gains
     from investment
     transactions ...........       (270,695)        (777,676)        (574,179)              --               --               --
                                ------------     ------------     ------------     ------------     ------------     ------------
Change in net assets from
 shareholder distributions...       (280,572)      (5,961,319)        (603,267)      (8,065,187)         (23,324)      (7,780,895)
                                ------------     ------------     ------------     ------------     ------------     ------------
Capital Transactions:
   Proceeds from shares
     issued .................      5,169,715       10,944,306       16,507,131       47,171,029       16,877,777       46,574,266
   Dividends reinvested .....      1,519,700        6,143,471        3,116,497        7,079,982        2,321,337        6,989,565
   Cost of shares
     redeemed ...............     (7,388,809)     (15,756,195)      (9,329,357)     (21,394,970)      (2,782,919)      (6,326,895)
                                ------------     ------------     ------------     ------------     ------------     ------------
Change in net assets from
 capital transactions .......       (699,394)       1,331,582       10,294,271       32,856,041       16,416,195       47,236,936
                                ------------     ------------     ------------     ------------     ------------     ------------
Change in net assets ........    (16,317,823)     (12,537,750)      15,800,562       35,291,847       24,743,024       48,005,195
                                ------------     ------------     ------------     ------------     ------------     ------------
Net Assets:
   Beginning of period ......    196,030,297      208,568,047      138,259,071      102,967,224      151,390,623      103,385,428
                                ------------     ------------     ------------     ------------     ------------     ------------
   End of period ............   $179,712,474     $196,030,297     $154,059,633     $138,259,071     $176,133,647     $151,390,623
                                ============     ============     ============     ============     ============     ============
Share Transactions:
   Issued ...................        361,986          737,855        1,503,983        4,349,246        1,549,574        4,338,126
   Reinvested ...............        104,992          420,893          288,616          659,147          218,573          657,908
   Redeemed .................       (523,272)      (1,089,523)        (841,002)      (1,952,960)        (255,930)        (589,869)
                                ------------     ------------     ------------     ------------     ------------     ------------
Change in Shares ............        (56,294)          69,225          951,597        3,055,433        1,512,217        4,406,165
                                ============     ============     ============     ============     ============     ============

See notes to financial statements.

ONE GROUP INVESTMENT TRUST            Semi-Annual Report           June 30, 2002


                                       55
                                                                          Report

                      (This page intentionally left blank)

ONE GROUP INVESTMENT TRUST            Semi-Annual Report           June 30, 2002


                                       56
Report

Investment Trust Semi-Annual Report
--------------------------------------------------------------------------------

Financial Highlights

                                                         Investment Activities                       Distributions
                                                      ---------------------------                ---------------------
                                                                    Net Realized
                                          Net Asset      Net       and Unrealized     Total
                                           Value,     Investment       Gains           from         Net         Net
                                          Beginning     Income      (Losses) on     Investment   Investment   Realized
                                          of Period     (Loss)      Investments     Activities     Income      Gains
                                          ---------   ----------   --------------   ----------   ----------   --------

Mid Cap Growth Portfolio
 Six Months Ended June 30, 2002 (a).....   $15.45       $(0.03)        $(1.69)        $(1.72)      $  --       $   --
 Period ended December 31, 2001.........    21.23        (0.06)         (2.53)         (2.59)         --        (3.19)
 Period ended December 31, 2000.........    20.55        (0.08)          1.34           1.26          --        (0.58)
 Period ended December 31, 1999.........    18.52        (0.03)          4.73           4.70          --        (2.67)
 Period ended December 31, 1998.........    14.21        (0.03)          5.95           5.92          --        (1.40)
 Period ended December 31, 1997.........    12.11        (0.03)          3.63           3.60          --        (1.48)

Mid Cap Value Portfolio
 Six Months Ended June 30, 2002 (a).....    12.68         0.03           0.27           0.30          --        (0.75)
 Period ended December 31, 2001.........    13.16         0.08           0.45           0.53       (0.08)       (0.93)
 Period ended December 31, 2000.........    10.39         0.11           2.77           2.88       (0.11)        --(d)
 Period ended December 31, 1999.........    10.70         0.11          (0.31)         (0.20)      (0.11)          --
 Period ended December 31, 1998.........    11.53         0.21          (0.58)         (0.37)      (0.21)       (0.25)
 May 1 to December 31, 1997 (e).........    10.00         0.12           1.57           1.69       (0.12)       (0.04)

Diversified Mid Cap Portfolio
 Six Months Ended June 30, 2002 (a).....    14.49         0.01          (0.78)         (0.77)         --           --
 Period ended December 31, 2001.........    17.83         0.04          (0.95)         (0.91)      (0.04)       (2.39)
 Period ended December 31, 2000.........    15.18         0.06           2.88           2.94       (0.07)       (0.22)
 Period ended December 31, 1999.........    14.76         0.03           1.50           1.53       (0.02)       (1.09)
 Period ended December 31, 1998.........    14.38        (0.01)          0.70           0.69          --        (0.31)
 Period ended December 31, 1997.........    13.46         0.01           3.55           3.56       (0.01)       (2.63)

Large Cap Growth Portfolio
 Six Months Ended June 30, 2002 (a).....    13.73           --          (2.86)         (2.86)         --           --
 Period ended December 31, 2001.........    20.07        (0.01)         (4.01)         (4.02)         --        (2.32)
 Period ended December 31, 2000.........    26.56        (0.03)         (5.93)         (5.96)         --        (0.53)
 Period ended December 31, 1999.........    22.63         0.02           6.60           6.62       (0.04)       (2.65)
 Period ended December 31, 1998.........    17.21         0.06           7.03           7.09       (0.06)       (1.61)
 Period ended December 31, 1997.........    13.67         0.10           4.25           4.35       (0.10)       (0.71)

Diversified Equity Portfolio
 Six Months Ended June 30, 2002 (a).....    14.89         0.03          (2.20)         (2.17)         --           --
 Period ended December 31, 2001.........    16.74         0.07          (1.85)         (1.78)      (0.07)          --
 Period ended December 31, 2000.........    17.57         0.07          (0.83)         (0.76)      (0.07)          --
 Period ended December 31, 1999.........    17.80         0.10           1.51           1.61       (0.10)       (1.74)
 Period ended December 31, 1998.........    16.22         0.11           2.00           2.11       (0.12)       (0.41)
 Period ended December 31, 1997.........    13.19         0.13           3.38           3.51       (0.13)       (0.35)

Equity Index Portfolio
 Six Months Ended June 30, 2002 (a).....     9.92         0.04          (1.37)         (1.33)         --           --
 Period ended December 31, 2001.........    11.42         0.09          (1.50)         (1.41)      (0.09)          --
 Period ended December 31, 2000.........    12.94         0.13          (1.32)         (1.19)      (0.13)       (0.20)
 Period ended December 31, 1999.........    10.97         0.17           2.13           2.30       (0.17)       (0.16)
 May 1 to December 31, 1998 (e).........    10.00         0.08           0.97           1.05       (0.08)          --

Balanced Portfolio
 Six Months Ended June 30, 2002 (a).....    14.48         0.18          (1.31)         (1.13)         --        (0.02)
 Period ended December 31, 2001.........    15.48         0.39          (0.95)         (0.56)      (0.38)       (0.06)
 Period ended December 31, 2000.........    15.68         0.39          (0.13)          0.26       (0.45)       (0.01)
 Period ended December 31, 1999.........    15.14         0.39           0.83           1.22       (0.38)       (0.30)
 Period ended December 31, 1998.........    13.19         0.39           2.14           2.53       (0.39)       (0.19)
 Period ended December 31, 1997.........    11.93         0.39           2.31           2.70       (0.39)       (1.05)

Bond Portfolio
 Six Months Ended June 30, 2002 (a).....    10.80         0.32           0.12           0.44          --        (0.04)
 Period ended December 31, 2001.........    10.57         0.69           0.23           0.92       (0.69)          --
 Period ended December 31, 2000.........     9.98         0.61           0.58           1.19       (0.60)          --
 Period ended December 31, 1999.........    10.73         0.60          (0.76)         (0.16)      (0.59)          --
 Period ended December 31, 1998.........    10.44         0.57           0.31           0.88       (0.59)          --
 May 1 to December 31, 1997 (e).........    10.00         0.37           0.45           0.82       (0.38)          --

Government Bond Portfolio
 Six Months Ended June 30, 2002 (a).....    10.62         0.28           0.27           0.55          --           --
 Period ended December 31, 2001.........    10.50         0.61           0.12           0.73       (0.61)          --
 Period ended December 31, 2000.........     9.96         0.61           0.55           1.16       (0.62)          --
 Period ended December 31, 1999.........    10.64         0.56          (0.70)         (0.14)      (0.54)          --
 Period ended December 31, 1998.........    10.48         0.56           0.20           0.76       (0.57)       (0.03)
 Period ended December 31, 1997.........    10.15         0.60           0.35           0.95       (0.60)       (0.02)

                                               Distributions
                                          -----------------------

                                          Return
                                            of          Total
                                          Capital   Distributions
                                          -------   -------------
Mid Cap Growth Portfolio
 Six Months Ended June 30, 2002 (a).....  $   --       $   --
 Period ended December 31, 2001.........      --        (3.19)
 Period ended December 31, 2000.........      --        (0.58)
 Period ended December 31, 1999.........      --        (2.67)
 Period ended December 31, 1998.........   (0.20)       (1.60)
 Period ended December 31, 1997.........   (0.02)       (1.50)
Mid Cap Value Portfolio
 Six Months Ended June 30, 2002 (a).....      --        (0.75)
 Period ended December 31, 2001.........      --        (1.01)
 Period ended December 31, 2000.........      --        (0.11)
 Period ended December 31, 1999.........      --        (0.11)
 Period ended December 31, 1998.........      --        (0.46)
 May 1 to December 31, 1997 (e).........      --        (0.16)
Diversified Mid Cap Portfolio
 Six Months Ended June 30, 2002 (a).....      --           --
 Period ended December 31, 2001.........      --        (2.43)
 Period ended December 31, 2000.........      --        (0.29)
 Period ended December 31, 1999.........      --        (1.11)
 Period ended December 31, 1998.........      --        (0.31)
 Period ended December 31, 1997.........      --        (2.64)
Large Cap Growth Portfolio
 Six Months Ended June 30, 2002 (a).....      --           --
 Period ended December 31, 2001.........      --        (2.32)
 Period ended December 31, 2000.........      --        (0.53)
 Period ended December 31, 1999.........      --        (2.69)
 Period ended December 31, 1998.........      --        (1.67)
 Period ended December 31, 1997.........      --        (0.81)
Diversified Equity Portfolio
 Six Months Ended June 30, 2002 (a).....      --           --
 Period ended December 31, 2001.........      --        (0.07)
 Period ended December 31, 2000.........      --        (0.07)
 Period ended December 31, 1999.........      --        (1.84)
 Period ended December 31, 1998.........      --        (0.53)
 Period ended December 31, 1997.........      --        (0.48)
Equity Index Portfolio
 Six Months Ended June 30, 2002 (a).....      --           --
 Period ended December 31, 2001.........      --        (0.09)
 Period ended December 31, 2000.........      --        (0.33)
 Period ended December 31, 1999.........      --        (0.33)
 May 1 to December 31, 1998 (e).........      --        (0.08)
Balanced Portfolio
 Six Months Ended June 30, 2002 (a).....      --        (0.02)
 Period ended December 31, 2001.........      --        (0.44)
 Period ended December 31, 2000.........      --        (0.46)
 Period ended December 31, 1999.........      --        (0.68)
 Period ended December 31, 1998.........      --        (0.58)
 Period ended December 31, 1997.........      --        (1.44)
Bond Portfolio
 Six Months Ended June 30, 2002 (a).....      --        (0.04)
 Period ended December 31, 2001.........      --        (0.69)
 Period ended December 31, 2000.........      --        (0.60)
 Period ended December 31, 1999.........      --        (0.59)
 Period ended December 31, 1998.........      --        (0.59)
 May 1 to December 31, 1997 (e).........      --        (0.38)
Government Bond Portfolio
 Six Months Ended June 30, 2002 (a).....      --           --
 Period ended December 31, 2001.........      --        (0.61)
 Period ended December 31, 2000.........      --        (0.62)
 Period ended December 31, 1999.........      --        (0.54)
 Period ended December 31, 1998.........      --        (0.60)
 Period ended December 31, 1997.........      --        (0.62)

------------

 * During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(a) Unaudited.

(b) Not annualized.

(c) Annualized.

(d) Amount is less than $0.01.

(e) Period from commencement of operations.

See notes to financial statements.

ONE GROUP INVESTMENT TRUST            Semi-Annual Report           June 30, 2002














                                       57
                                                                          Report

--------------------------------------------------------------------------------

                                                                                 Ratios/Supplementary Data
                                                                               -----------------------------

                                                       Net Asset                Net Assets,       Ratio of
                                         Change in      Value,                      End           Expenses
                                         Net Asset        End         Total      of Period       to Average
                                           Value       of Period     Return       (000's)        Net Assets
                                         ---------   -------------   -------   --------------   ------------

Mid Cap Growth Portfolio
  Six Months Ended June 30, 2002 (a)....  $(1.72)       $13.73       (11.13)%(b)    $172,468        0.83%(c)
  Period ended December 31, 2001........   (5.78)        15.45       (10.65)       192,708          0.82
  Period ended December 31, 2000........    0.68         21.23         5.79        203,070          0.87
  Period ended December 31, 1999........    2.03         20.55        25.42        140,451          0.92
  Period ended December 31, 1998........    4.32         18.52        38.82         92,674          0.97
  Period ended December 31, 1997........    2.10         14.21        29.81         50,707          1.10

Mid Cap Value Portfolio
  Six Months Ended June 30, 2002 (a)....   (0.45)        12.23         1.99(b)      88,236          0.94(c)
  Period ended December 31, 2001........   (0.48)        12.68         4.80         82,331          0.95
  Period ended December 31, 2000........    2.77         13.16        27.91         65,157          0.95
  Period ended December 31, 1999........   (0.31)        10.39        (1.84)        28,489          0.95
  Period ended December 31, 1998........   (0.83)        10.70        (3.31)        22,501          0.95
  May 1 to December 31, 1997(e).........    1.53         11.53        25.26(c)      13,926          0.95(c)

Diversified Mid Cap Portfolio
  Six Months Ended June 30, 2002 (a)....   (0.77)        13.72        (5.31)(b)      50,325         0.95(c)
  Period ended December 31, 2001........   (3.34)        14.49        (4.03)        50,785          0.95
  Period ended December 31, 2000........    2.65         17.83        19.45         42,554          0.95
  Period ended December 31, 1999........    0.42         15.18        10.50         21,625          0.92
  Period ended December 31, 1998........    0.38         14.76         4.91         18,160          0.95
  Period ended December 31, 1997........    0.92         14.38        26.65         11,668          0.91

Large Cap Growth Portfolio
  Six Months Ended June 30, 2002 (a)....   (2.86)        10.87       (20.83)(b)     204,753         0.81(c)
  Period ended December 31, 2001........   (6.34)        13.73       (20.28)       259,557          0.81
  Period ended December 31, 2000........   (6.49)        20.07       (22.96)       327,602          0.85
  Period ended December 31, 1999........    3.93         26.56        29.26        360,018          0.88
  Period ended December 31, 1998........    5.42         22.63        41.27        202,035          0.93
  Period ended December 31, 1997........    3.54         17.21        31.93         99,628          1.00

Diversified Equity Portfolio
  Six Months Ended June 30, 2002 (a)....   (2.17)        12.72       (14.57)(b)     124,415         0.92(c)
  Period ended December 31, 2001........   (1.85)        14.89       (10.61)       130,009          0.92
  Period ended December 31, 2000........   (0.83)        16.74        (4.36)       109,519          0.95
  Period ended December 31, 1999........   (0.23)        17.57         9.13         71,066          0.95
  Period ended December 31, 1998........    1.58         17.80        13.10         59,560          0.95
  Period ended December 31, 1997........    3.03         16.22        26.80         38,705          0.93

Equity Index Portfolio
  Six Months Ended June 30, 2002 (a)....   (1.33)         8.59       (13.41)(b)      96,037         0.50(c)
  Period ended December 31, 2001........   (1.50)         9.92       (12.34)       104,301          0.50
  Period ended December 31, 2000........   (1.52)        11.42        (9.48)        96,305          0.55
  Period ended December 31, 1999........    1.97         12.94        21.11         55,128          0.55
  May 1 to December 31, 1998 (e)........    0.97         10.97        10.52(c)      14,481          0.55(c)

Balanced Portfolio
  Six Months Ended June 30, 2002 (a)....   (1.15)        13.33        (7.81)(b)     179,712         0.88(c)
  Period ended December 31, 2001........   (1.00)        14.48        (3.57)       196,030          0.87
  Period ended December 31, 2000........   (0.20)        15.48         1.65        208,568          0.90
  Period ended December 31, 1999........    0.54         15.68         8.20        183,980          0.95
  Period ended December 31, 1998........    1.95         15.14        19.09        102,845          1.00
  Period ended December 31, 1997........    1.26         13.19        22.90         41,446          1.00

Bond Portfolio
  Six Months Ended June 30, 2002 (a)....    0.40         11.20         4.13(b)     154,060          0.75(c)
  Period ended December 31, 2001........    0.23         10.80         8.95        138,259          0.75
  Period ended December 31, 2000........    0.59         10.57        12.20        102,967          0.75
  Period ended December 31, 1999........   (0.75)         9.98        (1.50)        67,844          0.75
  Period ended December 31, 1998........    0.29         10.73         8.66         60,892          0.75
  May 1 to December 31, 1997 (e)            0.44         10.44        12.29(c)      34,230          0.75(c)

Government Bond Portfolio
  Six Months Ended June 30, 2002 (a)....    0.55         11.17         5.19(b)     176,134          0.63(c)
  Period ended December 31, 2001........    0.12         10.62         7.05        151,391          0.62
  Period ended December 31, 2000........    0.54         10.50        12.00        103,385          0.67
  Period ended December 31, 1999........   (0.68)         9.96        (1.31)        64,159          0.73
  Period ended December 31, 1998........    0.16         10.64         7.32         42,187          0.75
  Period ended December 31, 1997........    0.33         10.48         9.67         22,365          0.75

                                                   Ratios/Supplementary Data
                                          -------------------------------------------
                                            Ratio of Net
                                             Investment        Ratio of
                                               Income          Expenses
                                             to Average       to Average    Portfolio
                                             Net Assets       Net Assets*   Turnover
                                          -----------------   -----------   ---------
Mid Cap Growth Portfolio
  Six Months Ended June 30, 2002 (a)....        (0.45)%(c)       0.85%(c)     38.13%
  Period ended December 31, 2001........        (0.37)           0.83         91.65
  Period ended December 31, 2000........        (0.40)           0.87        161.73
  Period ended December 31, 1999........        (0.21)           0.92        167.61
  Period ended December 31, 1998........        (0.25)           0.97         87.70
  Period ended December 31, 1997........        (0.25)           1.11        175.60
Mid Cap Value Portfolio
  Six Months Ended June 30, 2002 (a)....         0.53(c)         0.97(c)      53.61
  Period ended December 31, 2001........         0.67            0.97        103.19
  Period ended December 31, 2000........         1.03            1.00        141.27
  Period ended December 31, 1999........         1.10            1.02        198.01
  Period ended December 31, 1998........         1.90            1.27         39.30
  May 1 to December 31, 1997(e).........         1.83(c)         1.22(c)      19.60
Diversified Mid Cap Portfolio
  Six Months Ended June 30, 2002 (a)....         0.12(c)         1.00(c)      19.23
  Period ended December 31, 2001........         0.24            0.98         51.60
  Period ended December 31, 2000........         0.35            0.99         76.98
  Period ended December 31, 1999........         0.26            1.03         58.77
  Period ended December 31, 1998........        (0.10)           1.52         26.20
  Period ended December 31, 1997........         0.04            1.49         80.70
Large Cap Growth Portfolio
  Six Months Ended June 30, 2002 (a)....        (0.04)(c)        0.83(c)      33.58
  Period ended December 31, 2001........        (0.06)           0.82         74.80
  Period ended December 31, 2000........        (0.14)           0.85         96.20
  Period ended December 31, 1999........         0.08            0.88         94.18
  Period ended December 31, 1998........         0.32            0.93         61.00
  Period ended December 31, 1997........         0.69            1.00         34.40
Diversified Equity Portfolio
  Six Months Ended June 30, 2002 (a)....         0.52(c)         0.93(c)       9.71
  Period ended December 31, 2001........         0.49            0.93         23.67
  Period ended December 31, 2000........         0.40            0.95         24.72
  Period ended December 31, 1999........         0.54            0.97         91.90
  Period ended December 31, 1998........         0.69            1.02         43.20
  Period ended December 31, 1997........         0.93            1.10         31.10
Equity Index Portfolio
  Six Months Ended June 30, 2002 (a)....         0.97(c)         0.51(c)       0.33
  Period ended December 31, 2001........         0.90            0.51          1.13
  Period ended December 31, 2000........         1.06            0.55          3.51
  Period ended December 31, 1999........         1.67            0.58          1.50
  May 1 to December 31, 1998 (e)........         1.45(c)         1.13(c)       2.30
Balanced Portfolio
  Six Months Ended June 30, 2002 (a)....         2.58(c)         0.89(c)      32.42
  Period ended December 31, 2001........         2.60            0.88         34.45
  Period ended December 31, 2000........         2.58            0.90         33.38
  Period ended December 31, 1999........         2.74            0.95         60.13
  Period ended December 31, 1998........         2.66            1.00         32.10
  Period ended December 31, 1997........         3.24            1.15         60.90
Bond Portfolio
  Six Months Ended June 30, 2002 (a)....         5.91(c)         0.81(c)      13.82
  Period ended December 31, 2001........         6.57            0.79         22.83
  Period ended December 31, 2000........         6.12            0.80          6.62
  Period ended December 31, 1999........         5.86            0.85          7.50
  Period ended December 31, 1998........         5.36            0.81         14.50
  May 1 to December 31, 1997 (e)                 5.97(c)         0.77(c)      14.80
Government Bond Portfolio
  Six Months Ended June 30, 2002 (a)....         5.36(c)         0.63(c)       7.87
  Period ended December 31, 2001........         5.93            0.62         24.85
  Period ended December 31, 2000........         6.25            0.67         25.17
  Period ended December 31, 1999........         5.68            0.73         55.15
  Period ended December 31, 1998........         5.56            0.78         40.40
  Period ended December 31, 1997........         6.06            0.88         21.30

ONE GROUP INVESTMENT TRUST            Semi-Annual Report           June 30, 2002


                                       58
Report

Investment Trust Semi-Annual Report
--------------------------------------------------------------------------------

Notes to Financial Statements
(Unaudited)

1. Organization:

   One Group Investment Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company established as a Massachusetts business trust. The accompanying financial statements and financial highlights are those of the Mid Cap Growth Portfolio, the Mid Cap Value Portfolio, the Diversified Mid Cap Portfolio, the Large Cap Growth Portfolio, the Diversified Equity Portfolio, the Equity Index Portfolio, the Balanced Portfolio, the Bond Portfolio and the Government Bond Portfolio, (individually a "Portfolio", collectively the "Portfolios").

2. Summary of Significant Accounting Policies:

   The following is a summary of significant accounting policies followed by the Trust in preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

      Security Valuation

      Listed securities are valued at the latest available sales price on the principal exchange where such securities are traded. Unlisted securities or listed securities for which latest sales prices are not available are valued at the mean of the latest bid and ask price in the principal market where such securities are normally traded. Corporate debt securities and debt securities of U.S. issuers (other than short-term investments maturing in less than 61 days), including municipal securities, are valued on the basis of valuations provided by dealers or by an independent pricing service approved by the Board of Trustees. Short-term investments maturing in less than 61 days are valued at amortized cost, which approximates market value. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Options traded on an exchange are valued using the last sale price or, in the absence of a sale, the mean of the latest bid and ask prices. Options traded over-the-counter are valued using dealer-supplied valuations. Investments for which the above valuation procedures are inappropriate or deemed not to reflect fair value are stated at fair value as determined in good faith under procedures approved by the Board of Trustees.

      Financial Instruments

      Investing in financial instruments such as futures and indexed securities involves risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The face or contract amounts reflect the extent of the involvement the Portfolios have in the particular class of instrument. Risks associated with these instruments include an imperfect correlation between the movements in the price of the instruments and the price of the underlying securities and interest rates, an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contract, and changes in the value of currency relative to the U.S. dollar. The Portfolios enter into these contracts primarily as a means to hedge against adverse fluctuations in the value of securities held or planned to be purchased by the Portfolios.

      Futures Contracts

      The Portfolios may enter into futures contracts for the delayed delivery of securities at a fixed price at some future date or for the change in the value of a specified financial index over a predetermined time period. Cash or securities are deposited with brokers in order to maintain a position. Subsequent payments made or received by a Portfolio based on the daily change in the market value of the position are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the appreciation or depreciation is realized.

      The following is a summary of futures outstanding as of June 30, 2002:

                                                                           Number       Opening       Current
       Fund                                 Contract Type               of Contracts   Positions    Market Value
       ----                     -------------------------------------   ------------   ----------   ------------
       Equity Index Portfolio   S&P 500, September 2002 Futures              4         $1,103,630     $990,100

Continued

Investment Trust Semi-Annual Report
--------------------------------------------------------------------------------
Notes to Financial Statements, continued
(Unaudited)

ONE GROUP INVESTMENT TRUST            Semi-Annual Report           June 30, 2002


                                       59
                                                                          Report

      Indexed Securities

      The Portfolios, other than Equity Index Portfolio, may invest in indexed securities whose value is linked either directly or inversely to changes in foreign currency, interest rates, commodities, indices or other reference instruments. Indexed securities may be more volatile than the referenced instrument itself, but any loss is limited to the amount of the original investment.

      Repurchase Agreements

      The Portfolios may invest in repurchase agreements with institutions that are deemed by Banc One Investment Advisors Corporation (the "Advisor") to be of good standing and creditworthy under guidelines established by the Board of Trustees. Each repurchase agreement is recorded at cost. The Portfolio requires that the securities purchased in a repurchase agreement transaction be transferred to a custodian in a manner sufficient to enable the Portfolio to obtain those securities in the event of a counterparty default. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral by the Portfolios may be delayed or limited. The portfolios, along with certain other affiliates of the portfolios, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements which are fully collateralized by U.S. Treasury or Federal Agency obligations, with counterparties approved by the Board of Directors consistent with the Portfolio's investment policy.

      Securities Lending

      To generate additional income, each Portfolio may lend up to 33 1/3% of its total assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, shares of an investment trust or mutual fund, or letters of credit as collateral equal at all times to at least 100% of the market value plus accrued interest on the securities lent. The Portfolios receive payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn interest on the investment of cash collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the market value of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Advisor to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the Advisor, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Portfolios or the borrower at any time, and are, therefore, not considered to be illiquid investments. Bank One Trust Company N.A., an affiliate of the Advisor, serves as sub-custodian for the securities lending program. Bank One Trust Company, NA receives a sub-custody fee based on the value of collateral received from borrowers. As of June 30, 2002, the following Portfolios had securities with the following market values on loan:

                                                                                      Market Value
                                                                     Market Value      of Loaned
                                                                     of Collateral     Securities
                                                                     -------------    ------------
       Mid Cap Growth Portfolio....................................   $15,466,061     $15,144,961
       Mid Cap Value Portfolio.....................................     3,928,598       3,847,015
       Diversified Mid Cap Portfolio...............................     4,067,104       3,982,637
       Large Cap Growth Portfolio..................................    11,598,769      11,357,784
       Diversified Equity Portfolio................................     4,263,343       4,174,873
       Equity Index Portfolio......................................     5,084,722       4,978,976
       Balanced Portfolio..........................................    21,743,189      20,843,962
       Bond Portfolio..............................................    23,203,614      21,979,549
       Government Bond Portfolio...................................    18,958,604      18,595,906

      The loaned securities were fully collateralized by cash, U.S. government securities, and letters of credit as of June 30, 2002. Cash collateral was reinvested in master notes, put bonds, and repurchase agreements.

      Security Transactions and Related Income

      Security transactions are accounted for on a trade date basis. Net realized gains or losses from sales of securities are determined on the specific identification cost method. Interest income and expenses are recognized on the accrual basis.
Continued

Investment Trust Semi-Annual Report
--------------------------------------------------------------------------------

Notes to Financial Statements, continued
(Unaudited)

ONE GROUP INVESTMENT TRUST            Semi-Annual Report           June 30, 2002


                                       60
Report

      Dividends are recorded on the ex-dividend date. Interest income includes premium amortization and discount accretion for both financial reporting and tax purposes. Amortization and accretion are calculated using the effective interest method.

      Expenses

      Direct expenses of a Portfolio are allocated to that Portfolio. The general expenses of the Trust are allocated among the respective Portfolios based on net assets.

      Dividends and Distributions to Shareholders

      Dividends from net investment income, if any, are declared and paid quarterly for the Portfolios. Net realized capital gains, if any, are distributed at least annually.

      Distributions from net investment income and from net capital gains are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for mortgage-backed securities, expiring capital loss carryforwards and deferrals of certain losses. Permanent book and tax basis differences have been reclassified among the components of net assets.

      Federal Income Tax

      Each Portfolio intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in applicable sections of the Internal Revenue Code, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

3. Investment Advisory and Administration Agreements:

   The Trust and the Advisor are parties to an investment advisory agreement under which the Advisor is entitled to a fee, computed daily and paid monthly, of the following annual percentages of the average daily net assets of each Portfolio:

                                                                  Advisory
                             Portfolio                              Fee
                             ---------                            --------
    Mid Cap Growth Portfolio....................................    0.65%
    Mid Cap Value Portfolio.....................................    0.74%
    Diversified Mid Cap Portfolio...............................    0.74%
    Large Cap Growth Portfolio..................................    0.65%
    Diversified Equity Portfolio................................    0.74%
    Equity Index Portfolio......................................    0.30%
    Balanced Portfolio..........................................    0.70%
    Bond Portfolio..............................................    0.60%
    Government Bond Portfolio...................................    0.45%

   The Advisor has agreed to reduce fees to assist the Portfolios in maintaining competitive expense ratios.

   The Trust and One Group Administrative Services, Inc., (the "Administrator") are parties to an administration agreement under which the Administrator provides services for a fee that is computed daily and paid monthly, at an annual rate of 0.18% on the first $250 million in Trust average daily net assets (other than the assets in the Equity Index Portfolio) and 0.14% on Trust average daily net assets in excess of $250 million (other than the assets in the Equity Index Portfolio). The Administrator is entitled to a fee at the rate of 0.14% of the Equity Index Portfolio's average daily net assets.

   Certain officers of the Trust are affiliated with the Administrator. Such officers receive no compensation from the Portfolios for serving in their respective roles.
Continued

Investment Trust Semi-Annual Report
--------------------------------------------------------------------------------
Notes to Financial Statements, continued
(Unaudited)

ONE GROUP INVESTMENT TRUST            Semi-Annual Report           June 30, 2002


                                       61
                                                                          Report

   The Trust adopted a Trustee Deferred Compensation Plan (the "Plan") which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as a Trustee. The deferred fees are invested in various One Group Mutual Funds until distribution in accordance with the Plan.

4. Securities Transactions:

   The cost of security purchases and the proceeds from the sale of securities (excluding short-term securities and financial futures) for the six months ended June 30, 2002, were as follows:

                                                                   Purchases        Sales
                                                                  -----------    -----------
    Mid Cap Growth Portfolio....................................  $73,728,388    $70,570,690
    Mid Cap Value Portfolio.....................................   49,969,801     46,825,345
    Diversified Mid Cap Portfolio...............................   11,950,736      9,777,192
    Large Cap Growth Portfolio..................................   78,294,977     81,310,702
    Diversified Equity Portfolio................................   25,057,334     12,129,981
    Equity Index Portfolio......................................    8,322,866        330,125
    Balanced Portfolio..........................................   35,589,953     32,648,604
    Bond Portfolio..............................................   37,118,255     20,127,564
    Government Bond Portfolio...................................   29,737,742     12,381,506